File Nos. 333-34817
                                                                       811-07060
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
     Pre-Effective Amendment No.                                      [ ]
     Post-Effective Amendment No. 8                                   [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
     Amendment No. 25                                                 [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT FIVE
     -----------------------------------
     (Exact Name of Registrant)

     COVA FINANCIAL LIFE INSURANCE COMPANY
     --------------------------------------
     (Name of Depositor)

     4100 Newport Place Drive, Suite 840, Newport Beach, CA      92600
     ------------------------------------------------------      ------
     (Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code (800) 831-5433
                                                  --------------

     Name and Address of Agent for Service
          Mark E. Reynolds, President
          Cova Financial Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 831-5433

     Copies to:
          Judith A. Hasenauer     and          Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          943 Post Road East                   General Counsel and Secretary
          P.O. Box 5108                        Cova Financial Life Insurance
          Westport, CT  06881                       Company
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on September 1, 2000  pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph  (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts.

==============================================================================



                                EXPLANATORY NOTE

==============================================================================

This Registration Statement contains three Prospectuses (Version A, Version B and Version C). The three versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
==============================================================================






          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
- --------                                           --------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix - Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)






Item No.                                           Location
- --------                                           --------

          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

================================================================================

Part A (versions A, B and C) was filed in Post-Effective Amendment No. 7 to Form N-4 on May 1, 2000 and is incorporated herein by reference.
================================================================================

SUPPLEMENT TO VERSION A OF THE PROSPECTUS


COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The MFS New Discovery Series of MFS Variable Insurance Trust is an available investment portfolio under your contract. Massachusetts Financial

Services Company is the investment adviser to the MFS New Discovery Series.

     Investment   Objective:   The  Series'  investment   objective  is  capital
appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

2. The following is added to the Investment Portfolio Expenses table - MFS Variable Insurance Trust:

                        Management   Other Expenses(a)  Total Annual (a)
                           Fees      (after expense     Portfolio Expenses
                                     reimbursement)(after expense reimbursement)
MFS New Discovery Series  .90%         .17%(b)                1.07% (b)


(a) The Series has an expense offset arrangement which reduces the series' custodian fee based on cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, net expenses would be lower and would equal 1.05%.

(b) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such that the Series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% of the average daily net assets of the Series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series. Absent the reimbursement, "Total Annual Portfolio Expenses" were 2.49%.

3.  The following Examples are added:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                            Time Periods

                                   1 Year            3 Years

MFS New Discovery Series       (a) $76.00          (a) $124.77
                               (b) $26.00          (b) $ 79.77

4. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

AIM Variable Insurance Funds
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account

     Beginning of Period                                    $16.83
     End of Period                                          $18.09
     Number of Accum. Units Outstanding                     144,086
- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $17.46
     End of Period                                          $15.46
     Number of Accum. Units Outstanding                     33,438
- ----------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $16.75
     End of Period                                          $16.59
     Number of Accum. Units Outstanding                     267,530
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $19.08
     End of Period                                          $19.53
     Number of Accum. Units Outstanding                     183,290
- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $7.49
     End of Period                                          $8.62
     Number of Accum. Units Outstanding                     43,763
- ----------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $13.86
     Number of Accum. Units Outstanding                     852,246
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.66
     Number of Accum. Units Outstanding                     173,414
- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $13.84
     Number of Accum. Units Outstanding                     168,976
- ----------------------------------------------------------------------------

Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $38.33
     Number of Accum. Units Outstanding                     1,259,585
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $12.72
     Number of Accum. Units Outstanding                     146,325
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.
International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $15.56
     Number of Accum. Units Outstanding                     867,246
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.91
     Number of Accum. Units Outstanding                     1,589,429
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $11.90
     Number of Accum. Units Outstanding                     567,481
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.07
     Number of Accum. Units Outstanding                     1,241,253
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $17.95
     Number of Accum. Units Outstanding                     672,460
- ----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                    $10.43
     End of Period                                          $10.41
     Number of Accum. Units Outstanding                     26,134
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                    $11.48
     End of Period                                          $ 9.47
     Number of Accum. Units Outstanding                     28,284
- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                    $11.16
     End of Period                                          $11.14
     Number of Accum. Units Outstanding                     65,773
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                    $17.72
     End Of Period                                          $18.37
     Number of Accum Units Outstanding                      45,972
- ------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.53
     End of Period                                          $11.80
     Number of Accum. Units Outstanding                     185,974
- ------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                    $10.30
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     29,973
- ------------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.82
     Number of Accum. Units Outstanding                     4,097
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.84
     End of Period                                          $14.51
     Number of Accum. Units Outstanding                     27,159
- -----------------------------------------------------------------------------

Kemper Variable Series

Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.90
     Number of Accum. Units Outstanding                     22,626
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.51
     End of Period                                          $16.77
     Number of Accum. Units Outstanding                     10,308
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $8.89
     End of Period                                          $8.66
     Number of Accum. Units Outstanding                     31,724

--------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.40
     End of Period                                          $15.23
     Number of Accum. Units Outstanding                     4,340
- ------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.08
     End of Period                                          $22.39
     Number of Accum. Units Outstanding                     78,755
- ------------------------------------------------------------------------------
MFS Emerging Markets Equity Sub-Account
     Beginning of Period                                    $8.97
     End of Period                                          $8.49
     Number of Accum. Units Outstanding                     3,497

- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.25
     End of Period                                          $10.33
     Number of Accum. Units Outstanding                     1,299
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.68

     Number of Accum. Units Outstanding                     132,313
- ------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.35
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     26,061
- ------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $14.90
     End of Period                                          $15.73
     Number of Accum. Units Outstanding                     74,223
- ------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                                 $10.25
     End of Period                                       $10.37
     Number of Accum. Units Outstanding                  77,298

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA Sub-Account
     Beginning of Period                                  $17.10
     End of Period                                        $18.58
     Number of Accum. Units Outstanding                   28,308

-------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA Sub-Account
     Beginning of Period                                  $10.19
     End of Period                                        $10.06
     Number of Accum. Units Outstanding                   26,405

------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
     Beginning of Period                                  $12.41
     End of Period                                        $12.35
     Number of Accum. Units Outstanding                   48,816

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA Sub-Account
     Beginning of Period                                  $10.31
     End of Period                                        $10.42
     Number of Accum. Units Outstanding                   8,094
- -----------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                   $11.42

     End of Period                                         $11.01
     Number of Accum. Units Outstanding                    140,549
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                    $18.52
     End of Period                                          $18.51
     Number of Accum. Units Outstanding                     107,300
- ------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                    $22.86
     End of Period                                          $19.19
     Number of Accum. Units Outstanding                     16,456
- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                    $10.38
     End of Period                                          $10.62
     Number of Accum. Units Outstanding                      3,280
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.80
     End of Period                                          $20.55
     Number of Accum. Units Outstanding                     26,239
- ------------------------------------------------------------------------------

5. The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.


Total Return for the periods ended 6/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                             Column B
                                                                     (reflects all                     (reflects insurance
                                                                      charges and                    charges and portfolio
                                                                  portfolio expenses)                      expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                            Since
Portfolio                        in Portfolio           1 yr         5 yrs     inception      1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------


AIM Variable Insurance
Funds

   AIM V.I. Capital Appreciation    12/31/97              36.32%       n/a     25.42%          40.92%     n/a      26.76%
   AIM V.I. International
     Equity                         12/31/97              25.91%       n/a     17.56%          30.51%     n/a      19.03%

   AIM V.I. Value                   12/31/97               7.02%       n/a     21.04%          11.62%     n/a      22.45%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97              14.29%       n/a     29.43%          18.89%       n/a      30.71%

   Real Estate Investment (Class A) 12/31/97              -2.26%       n/a     -7.86%           2.35%       n/a      -5.77%
- ----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
   Bond Debenture                   5/20/96               -2.18%       n/a     6.90%            2.42%       n/a       7.88%

   Developing Growth                11/7/97               -5.09%       n/a     4.40%           -0.49%       n/a       6.08%
   International Equity             5/14/96               10.43%       n/a    10.14%           15.03%       n/a      11.04%





   Large Cap Research               2/17/98               -0.71%       n/a     9.45%            3.89%       n/a      11.24%
   Large Cap Stock                  5/16/96               -3.91%       n/a    19.79%            0.69%       n/a      20.49%
   Lord Abbett Growth and Income    1/8/99                -6.55%       n/a     1.46%           -1.95%       n/a       4.53%
   Mid-Cap Value                    11/7/97                5.40%       n/a     7.71%           10.01%       n/a       9.31%
   Quality Bond                     5/20/96               -1.82%       n/a     3.37%            2.78%       n/a       4.45%
   Select Equity                    5/15/96               -8.40%       n/a    14.19%           -3.80%       n/a      14.99%
   Small Cap Stock                  5/15/96               30.89%       n/a    11.97%           35.49%       n/a      12.83%
- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    9/21/98               -10.97%       n/a    -3.80%           -6.37%       n/a      -1.56%

   Templeton Developing
     Markets Securities (2)        9/21/98               -16.59%       n/a    31.68%          -11.99%       n/a      33.81%

   Templeton International
     Securities (3)                9/21/98                 6.57%       n/a    19.14%           11.17%       n/a      21.44%

   Franklin Small Cap (4)          3/1/99                 60.03%       n/a    64.89%           64.63%       n/a      67.82%


   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance  shown  reflects   historical   performance  of  the  Mutual  Shares
Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton
Developing Markets Securities Fund merged into the Templeton  Developing Markets
Equity Fund.  Performance shown reflects historical performance of the Templeton
Developing Markets Securities Fund.

   (3) Previously,  the Templeton International Securities Fund was known as the
Templeton International Fund. Effective May 1, 2000, the Templeton International
Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities
Fund.

   (4)  Effective  May  1,  2000,  the  Franklin  Small  Cap  Investments   Fund
(previously offered under the contract) merged into the Franklin Small Cap Fund.
Performance  shown  reflects  historical  performance  of the Franklin Small Cap
Fund.

- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market                     12/4/97               -0.20%       n/a   2.35%             4.40%        n/a          4.13%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable





Insurance Trust
   Goldman Sachs
     VIT Global Income              3/31/98               -2.33%      n/a    0.85%            2.27%        n/a           2.89%

   Goldman Sachs VIT Growth
     and Income                     3/31/98               -9.79%      n/a   -5.85%           -5.19%        n/a          -3.67%

   Goldman Sachs VIT
     International Equity           3/31/98               20.00%      n/a   10.34%           24.60%        n/a          12.18%

- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97              -1.46%      n/a    1.68%            3.14%        n/a           3.49%

   Kemper Small Cap Growth          12/31/97              34.14%      n/a   21.58%           38.74%        n/a          22.98%

   Kemper Small Cap Value           12/31/97             -10.76%      n/a   -7.69%           -6.16%        n/a          -5.60%

- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97              23.11%      n/a   16.86%           27.71%        n/a          18.35%


- ----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97              46.32%     n/a    36.89%           50.92%        n/a          38.08%

   MFS Emerging Markets Equity      12/31/97               1.54%     n/a    -8.47%            6.14%        n/a          -6.34%

   MFS Global Governments           12/31/97              -4.17%     n/a    -0.57%            0.43%        n/a           1.30%

   MFS Growth With Income           12/31/97              -4.69%     n/a     8.32%           -0.09%        n/a           9.97%

   MFS High Income                  12/31/97              -4.35%     n/a    -0.66%            0.25%        n/a           1.22%

   MFS Research                     12/31/97              14.87%     n/a    18.41%           19.47%        n/a          19.87%
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97              -3.90%     n/a    -0.39%           0.70%         n/a           1.48%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97              27.36%     n/a    26.83%           31.96%        n/a          28.15%
   Oppenheimer High
     Income Fund/VA                 12/31/97              -6.15%     n/a    -1.68%           -1.55%        n/a           0.22%





   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97              0.28%      n/a     7.12%            4.88%        n/a           8.81%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97             -1.56%      n/a    -0.22%            3.03%        n/a           1.64%

- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97            -16.69%      n/a     2.13%          -12.09%       n/a           3.93%
   Putnam VT International
     Growth - Class IA Shares       12/31/97             36.84%      n/a    26.62%           41.44%       n/a          27.95%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97             36.96%      n/a    28.52%           41.56%       n/a          29.82%
   Putnam VT New Value -
     Class IA Shares                12/31/97            -15.51%      n/a     0.58%          -10.91%       n/a           2.42%
   Putnam VT Vista -
     Class IA Shares                12/31/97             50.82%      n/a    32.15%           55.42%       n/a          33.40%
- ----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.





Total Return for the periods ended 6/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93       42.91%      22.36%      21.98%    25.91%    20.86%     20.48%    30.51%    20.96%     20.58%

     International Equity 5/5/93       32.34%      17.27%      15.54%     7.02%    15.77%     14.04%    11.62%    15.87%     14.14%

   AIM V.I. Value         5/5/93       13.20%      21.82%      21.26%    36.32%    20.32%     19.76%    40.92%    20.42%     19.86%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92      20.57%      30.30%      24.99%    14.29%   28.80%     23.49%      18.89%   28.90%     23.59%

   Real Estate
     Investment (Class A) 1/9/97        3.79%       n/a         2.76%    -2.26%    n/a       -0.06%       2.35%    n/a        1.36%

- ----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96     0.24%      n/a         9.69%    -10.97%    n/a        6.09%      -6.37%    n/a        8.29%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96    -10.74%      n/a        -8.71%   -16.59%    n/a       -11.27%     -11.99%   n/a      -10.11%
  Templeton
     International
     Securities Fund (3)    5/01/92     12.73%      15.54%     14.44%     6.57%   14.04%      12.94%      11.17%  14.14%     13.04%
  Franklin Small Cap
     Fund (4)              11/01/95     80.21%      n/a        28.51%    60.03%    n/a        26.03%      64.63%  n/a        27.11%







   1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing
Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the
Templeton International Securities Fund merged into the Templeton International
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4)  Effective  May  1,  2000,  the  Franklin  Small  Cap  Investments   Fund
(previously offered under the contract) merged into the Franklin Small Cap Fund.
Performance  shown  reflects  historical  performance  and inception date of the
Franklin Small Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87      5.88%       5.61%       5.24%    -0.20%    4.11%      3.74%       4.40%    4.21%      3.84%
- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98      3.71%       n/a         4.20%    -2.33%    n/a        0.85%       2.27%     n/a        2.80%
   Goldman Sachs VIT
     Growth and Income    1/12/98     -3.83%       n/a         4.70%    -9.79%    n/a        1.35%      -5.19%     n/a        3.30%
   Goldman Sachs VIT
     International Equity 1/12/98     26.28%       n/a        19.68%    20.00%    n/a       16.33%      24.60%     n/a       18.28%
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87       4.60%       5.91%       7.24%    -1.46%    4.41%      5.74%       3.14%     4.51%      5.84%

   Kemper Small
     Cap Growth           5/2/94      40.72%      27.42%      25.37%    34.14%   25.92%     23.87%      38.74%    26.02%     23.97%

   Kemper Small
     Cap Value            5/1/96      -4.82%       n/a         2.54%   -10.76%     n/a       -0.06%      -6.16%     n/a       1.14%

- ----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95      29.44%       4.92%       6.51%   23.11%      3.42%      5.01%      27.71%    3.52%      5.11%

- ----------------------------------------------------------------------------------------------------------------------------------





MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95      53.05%       n/a        31.60%   46.32%       n/a       29.17%    50.92%    n/a       30.20%

   MFS Emerging Markets
     Equity              10/16/97       7.65%       n/a        -8.35%    1.54%       n/a      -11.54%     6.14%    n/a       -9.75%
   MFS Global
     Governments          6/14/94       1.84%       2.48%       3.97%   -4.17%       0.98%      2.47%     0.43%    1.08%      2.57%

   MFS Growth
     With Income         10/09/95       1.33%       n/a        18.83%   -4.69%       n/a       16.36%    -0.09%    n/a       17.43%

   MFS High Income        7/26/95       1.67%       n/a         7.43%   -4.35%       n/a        5.00%     0.25%    n/a        6.03%

   MFS Research           7/26/95      21.16%       n/a        21.83%   14.87%       n/a       19.40%    19.47%    n/a       20.43%

   MFS New Discovery      5/1/98       56.28%       n/a        35.18%   50.28%       n/a       31.58%    54.88%    n/a       33.78%
- ----------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/03/85       2.12%       5.41%       7.63%   -3.90%       3.91%      6.13%     0.70%    4.01%      6.23%

  Oppenheimer Capital
     Appreciation
     Fund/VA              4/03/85      33.83%      28.17%      20.01%   27.36%      26.67%     18.51%    31.96%   26.77%     18.61%
  Oppenheimer High
     Income Fund/VA       4/30/86      -0.16%       7.81%      11.96%   -6.15%       6.31%     10.46%    -1.55%    6.41%     10.56%

  Oppenheimer Main
     Street Growth &
     Income Fund/VA       7/05/95       6.37%       n/a        23.00%    0.28%       n/a       20.58%     4.88%    n/a       21.60%

  Oppenheimer Strategic
     Bond Fund/VA         5/03/93       4.49%       7.02%       6.00%   -1.56%       5.52%      4.50%     3.03%    5.62%      4.60%


- ----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88     -10.85%      14.68%      13.25%   -16.69%     13.18%     11.75%    -12.09%  13.28%     11.85%

   Putnam VT International
     Growth - Class
     IA Shares            1/02/97      43.43%       n/a        25.69%    36.84%       n/a       22.88%    41.44%   n/a       24.29%
   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97      43.56%       n/a        21.64%    36.96%       n/a       18.83%    41.56%   n/a       20.24%






   Putnam VT New Value -
     Class IA Shares      1/02/97      -9.71%       n/a        7.58%    -15.51%      n/a        4.77%    -10.91%   n/a        6.18%
    Putnam VT Vista -
     Class IA Shares      1/02/97      57.61%       n/a        31.73%    50.82%      n/a       28.92%      55.42%  n/a       30.33%
- ----------------------------------------------------------------------------------------------------------------------------------



SUPPLEMENT TO VERSION B OF THE PROSPECTUS


COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:

- ------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                                          $10.46
     End of Period                                                $10.74
     Number of Accum. Units                                       68,153
       Outstanding
- ------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                                          $10.42
     End of Period                                                $10.73
     Number of Accum. Units                                      250,199
       Outstanding

- -------------------------------------------------------------------------

Multi-Style Equity Sub-Account

     Beginning of Period                                          $14.72
     End of Period                                                $13.98
     Number of Accum. Units                                      305,939
       Outstanding
- ---------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                                          $14.71
     End of Period                                                $13.92

     Number of Accum. Units                                      138,959
       Outstanding
- ----------------------------------------------------------------------------
Real Estate Securities Sub-Account
     Beginning of Period                                          $ 9.40
     End of Period                                                $10.44
     Number of Accum. Units                                       17,600
       Outstanding
-------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                                          $11.53
     End of Period                                                $11.80
     Number of Accum. Units                                      185,974
       Outstanding


2.  The following replaces Appendix B - Performance Information:

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.

Total Return for the periods ended 6/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and





                                                                         portfolio expenses)                portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
- ----------------------------------------------------------------------------------------------------------------------------------


Russell Insurance Funds
   Aggressive Equity                  12/31/97                         2.48%             1.08%              7.08%             2.91%

   Core Bond                          12/31/97                        -1.84%             1.03%              2.76%             2.85%

   Multi-Stye Equity                  12/31/97                        -6.07%            12.78%             -1.47%            14.34%

   Non-U.S.                           12/31/97                        12.53%            12.59%             17.13%            14.16%

   Real Estate Securities              7/01/99                          n/a             -0.72%              n/a               4.38%

   General American
   Capital Company
   Money Market                       12/4/97                         -0.20%            2.35%              4.40%              4.13%
- ----------------------------------------------------------------------------------------------------------------------------------


Appendix - Performance Information (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The portfolios of Russell  Insurance  Funds and the Money Market Fund of General
American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

Total Return for the periods ended 6/30/00:


 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds



   Aggressive Equity            1/2 /97    8.57%      n/a       12.24%     2.48%     n/a    9.43%      7.08%    n/a       10.84%

   Core Bond                    1/2 /97    4.21%      n/a        5.72%    -1.84%     n/a    2.91%      2.76%    n/a        4.32%

   Multi-Style Equity           1/2 /97   -0.08%      n/a       19.32%    -6.07%     n/a   16.51%     -1.47%    n/a       17.92%

   Non-U.S.                     1/2 /97   18.73%      n/a       11.01%    12.53%     n/a    8.20%     17.13%    n/a        9.61%

   Real Estate Securities       4/30/99    5.32%      n/a        3.17%    -0.68%     n/a   -2.19%      3.92%    n/a        1.77%
------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    5.88%      5.61%      5.24%    -0.20%    4.11%  3.74%       4.40%    4.21%      3.84%
------------------------------------------------------------------------------------------------------------------------------------




SUPPLEMENT TO VERSION C OF THE PROSPECTUS


COVA FINANCIAL LIFE INSURANCE COMPANY

COVA VARIABLE ANNUITY ACCOUNT FIVE

Supplement dated September 1, 2000


The following supplements certain information contained in your Cova variable annuity prospectus:

1. The MFS New Discovery Series of MFS Variable Insurance Trust is an available investment portfolio under your contract. Massachusetts Financial Services Company is the investment adviser to the MFS New Discovery Series.

     Investment   Objective:   The  Series'  investment   objective  is  capital
appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

2. The following is added to the Investment Portfolio Expenses table - MFS Variable Insurance Trust:

                      Management Other Expenses(a)  Total Annual (a)
                        Fees     (after expense    Portfolio Expenses
                                 reimbursement) (after expense reimbursement)
MFS New Discovery Series   .90%        .17%(b)                1.07% (b)


         (a) The Series has an expense offset arrangement which reduces the Series' custodian fee based on cash maintained by the Series with its custodian and dividend disbursing agent. The Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, net expenses would be lower and would equal 1.05%.


(b) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Series such that the Series' "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed .15% of the average daily net assets of the Series during the current fiscal year. This contractual fee arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series. Absent the reimbursement, "Total Annual Portfolio Expenses" were 2.49%.


3.  The following Examples are added:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                            Time Periods

                                   1 Year            3 Years

MFS New Discovery Series       (a) $76.00          (a) $124.77
                               (b) $26.00          (b) $ 79.77

4. The following accumulation unit values for the period ended June 30, 2000 are added to Appendix A:


AIM Variable Insurance Funds Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account

     Beginning of Period                                    $16.83
     End of Period                                          $18.09
     Number of Accum. Units Outstanding                     144,086
- ----------------------------------------------------------------------------


AIM V.I. International Equity Sub-Account
     Beginning of Period                                    $17.46
     End of Period                                          $15.46
     Number of Accum. Units Outstanding                     33,438
- ----------------------------------------------------------------------------


AIM V.I. Value Sub-Account
     Beginning of Period                                    $16.75
     End of Period                                          $16.59
     Number of Accum. Units Outstanding                     267,530
- ----------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)
Managed by Alliance Capital Management L.P.
Premier Growth Sub-Account
     Beginning of Period                                    $19.08
     End of Period                                          $19.53
     Number of Accum. Units Outstanding                     183,290
- ----------------------------------------------------------------------------

Real Estate Investment Sub-Account
     Beginning of Period                                    $ 7.49
     End of Period                                          $ 8.62
     Number of Accum. Units Outstanding                     43,763
- ----------------------------------------------------------------------------


American Century Variable Portfolios, Inc
Managed by American Century Investment Management, Inc.
     Beginning of Period                                      $10.32

     End of Period                                            $ 9.88
     Number of Accum. Units Outstanding                       23,649

-----------------------------------------------------------------------------
VP International Sub-Account
     Beginning of Period                                       $12.52
     End of Period                                             $11.71
     Number of Accum. Units Outstanding                        1,110
-----------------------------------------------------------------------------
VP Value Sub-Account
     Beginning of Period                                       $ 9.59
     End of Period                                             $ 9.14
     Number of Accum. Units Outstanding                        14,030
------------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                    $13.77
     End of Period                                          $13.86
     Number of Accum. Units Outstanding                     852,246
- ----------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                    $14.45
     End of Period                                          $12.66
     Number of Accum. Units Outstanding                     173,414
- ----------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                    $14.64
     End of Period                                          $13.84
     Number of Accum. Units Outstanding                     168,976
- ----------------------------------------------------------------------------
Lord Abbett Growth and Income Sub Account
     Beginning of Period                                    $39.46
     End of Period                                          $38.33
     Number of Accum. Units Outstanding                     1,259,585
- ----------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                    $10.88
     End of Period                                          $12.72
     Number of Accum. Units Outstanding                     146,325
- ----------------------------------------------------------------------------

Managed by J.P. Morgan Investment Management Inc.

International Equity Sub-Account
     Beginning of Period                                    $16.33
     End of Period                                          $15.56
     Number of Accum. Units Outstanding                     867,246
- ----------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                    $22.55
     End of Period                                          $21.91
     Number of Accum. Units Outstanding                     1,589,429
- ----------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                    $11.57
     End of Period                                          $11.90
     Number of Accum. Units Outstanding                     567,481
- ----------------------------------------------------------------------------

Select Equity Sub-Account
     Beginning of Period                                    $18.38
     End of Period                                          $18.07
     Number of Accum. Units Outstanding                     1,241,253
- ----------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                    $17.93
     End of Period                                          $17.95
     Number of Accum. Units Outstanding                     672,460
- ----------------------------------------------------------------------------

Dreyfus Stock Index Fund
Managed by The Dreyfus Corporation
Dreyfus Stock Index Fund Sub-Account
     Beginning of Period                                   $10.34
     End of Period                                         $10.22
     Number of Accum. Units Outstanding                    11,713
-----------------------------------------------------------------------------
Dreyfus Variable Investment Fund
Managed by The Dreyfus Corporation
Dreyfus VIF - Appreciation Sub-Account
     Beginning of Period                                   $10.13
     End of Period                                         $10.35
     Number of Accum. Units Outstanding                    21,058
-------------------------------------------------------------------------------
Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                   $10.31
     End of Period                                         $10.28
     Number of Accum. Units Outstanding                     3,866





-------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

Managed by Franklin Advisers, Inc.

Franklin Small Cap Sub-Account

     Beginning of Period                                    $17.72
     End of Period                                          $18.37
     Number of Accum. Units Outstanding                     45,972
--------------------------------------------------------------------------------

Managed by Franklin Mutual Advisers, LLC
Mutual Shares Securities Sub-Account
     Beginning of Period                                    $10.43
     End of Period                                          $10.41
     Number of Accum. Units Outstanding                     26,134
- ----------------------------------------------------------------------------

Managed by Templeton Asset Management Ltd.
Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                    $11.48
     End of Period                                          $ 9.47
     Number of Accum. Units Outstanding                     28,284
- ----------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
Templeton International Securities Sub-Account
     Beginning of Period                                    $11.16
     End of Period                                          $11.14
     Number of Accum. Units Outstanding                      65,773
- -----------------------------------------------------------------------------
Managed by Franklin Advisers, Inc.
Franklin Small Cap Sub-Account
     Beginning of Period                                    $17.72
     End Of Period                                          $18.37
     Number of Accum Units Outstanding                      45,972
- ------------------------------------------------------------------------------
General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                    $11.53
     End of Period                                          $11.80
     Number of Accum. Units Outstanding                     185,974


- ------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
Managed by Goldman Sachs Asset Management

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                    $10.30
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     29,973
- -----------------------------------------------------------------------------

Managed by Goldman Sachs Asset Management International

Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.82
     Number of Accum. Units Outstanding                      4,097
- -----------------------------------------------------------------------------

Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                    $14.84
     End of Period                                          $14.51
     Number of Accum. Units Outstanding                     27,159
- -----------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
Managed by INVESCO Funds Group, Inc.
INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                    $11.15
     End of Period                                          $12.59
     Number of Accum. Units Outstanding                     18,450
-------------------------------------------------------------------------------
INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                    $10.12
     End of Period                                          $ 9.92
     Number of Accum. Units Outstanding                      2,812
-------------------------------------------------------------------------------
Kemper Variable Series
Managed by Scudder Kemper Investments, Inc.

Kemper Government Securities Sub-Account
     Beginning of Period                                    $10.56
     End of Period                                          $10.90
     Number of Accum. Units Outstanding                     22,626
- -----------------------------------------------------------------------------

Kemper Small Cap Growth Sub-Account
     Beginning of Period                                    $15.51
     End of Period                                          $16.77
     Number of Accum. Units Outstanding                     10,308
- ------------------------------------------------------------------------------

Kemper Small Cap Value Sub-Account
     Beginning of Period                                    $ 8.89
     End of Period                                          $ 8.66
     Number of Accum. Units Outstanding                     31,724

-------------------------------------------------------------------------------
Liberty Variable Investment Trust
Managed by Newport Fund Management, Inc.

Newport Tiger Fund, Variable Sub-Account
     Beginning of Period                                    $15.40
     End of Period                                          $15.23

     Number of Accum. Units Outstanding                      4,340
- -----------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                    $23.08
     End of Period                                          $22.39
     Number of Accum. Units Outstanding                     78,755
- ------------------------------------------------------------------------------
MFS Global Governments Sub-Account
     Beginning of Period                                    $10.25
     End of Period                                          $10.33
     Number of Accum. Units Outstanding                      1,299
- ------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                    $12.70
     End of Period                                          $12.68
     Number of Accum. Units Outstanding                     132,313
- -----------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                    $10.35
     End of Period                                          $10.31
     Number of Accum. Units Outstanding                     26,061
- -----------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                    $14.90
     End of Period                                          $15.73
     Number of Accum. Units Outstanding                     74,223

- ------------------------------------------------------------------------------

PIMCO Variable Insurance Trust
Managed by Pacific Investment Management Company
PIMCO High Yield Bond Sub-Account
     Beginning of Period                                    $10.08
     End of Period                                          $ 9.93
     Number of Accum. Units Outstanding                     10
--------------------------------------------------------------------------------
PIMCO Low Duration Bond Sub-Account
     Beginning of Period                                    $ 9.97
     End of Period                                          $10.25
     Number of Accum. Units Outstanding                     10
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                                    $10.31
     End of Period                                          $10.15
     Number of Accum. Units Outstanding                     10

-------------------------------------------------------------------------------
PIMCO Total Return Bond Sub-Account
     Beginning of Period                                    $ 9.90
     End of Period                                          $10.16
     Number of Accum. Units Outstanding                     3,028

-------------------------------------------------------------------------------
Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                   $11.42
     End of Period                                         $11.01
     Number of Accum. Units Outstanding                    140,549
- ------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                   $18.52
     End of Period                                         $18.51
     Number of Accum. Units Outstanding                    107,300
- -----------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                                   $22.86
     End of Period                                         $19.19
     Number of Accum. Units Outstanding                    16,456
- ------------------------------------------------------------------------------

Putnam VT New Value Sub-Account
     Beginning of Period                                   $10.38
     End of Period                                         $10.62
     Number of Accum. Units Outstanding                    3,280
- ------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                    $17.80
     End of Period                                          $20.55
     Number of Accum. Units Outstanding                     26,239
--------------------------------------------------------------------------------

Scudder Variable Life Investment Fund
Managed by Scudder Kemper Investments, Inc.
International Sub-Account
     Beginning of Period                                   $11.64
     End of Period                                         $10.30
     Number of Accum. Units Outstanding                    13,114

------------------------------------------------------------------------------


5. The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended June 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before June 30, 2000. As a result, performance information is available for the accumulation units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.


Total Return for the periods ended 6/30/00:


- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                 Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                       charges and portfolio
                                                                  portfolio expenses)                          expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds






   AIM V.I. Capital
     Appreciation                   12/31/97             36.32%          n/a        25.42%           40.92%      n/a       26.76%

   AIM V.I. International
     Equity                         12/31/97             25.91%          n/a        17.56%           30.51%      n/a       19.03%

   AIM V.I. Value                   12/31/97              7.02%          n/a        21.04%           11.62%      n/a       22.45%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)         12/31/97             14.29%          n/a        29.43%           18.89%      n/a        30.71%

   Real Estate Investment (Class A) 12/31/97             -2.26%          n/a        -7.86%            2.35%      n/a        -5.77%

- ----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust
   Bond Debenture                   5/20/96              -2.18%          n/a         6.90%            2.42%      n/a         7.88%

   Developing Growth                11/7/97              -5.09%          n/a         4.40%           -0.49%      n/a         6.08%

   International Equity             5/14/96              10.43%          n/a        10.14%           15.03%      n/a        11.04%

   Large Cap Research               2/17/98              -0.71%          n/a         9.45%            3.89%      n/a         11.24%

   Large Cap Stock                  5/16/96              -3.91%          n/a        19.79%            0.69%      n/a         20.49%

   Lord Abbett Growth and Income    1/8/99               -6.55%          n/a         1.46%           -1.95%      n/a          4.53%

   Mid-Cap Value                    11/7/97               5.40%          n/a         7.71%           10.01%      n/a          9.31%

   Quality Bond                     5/20/96              -1.82%          n/a         3.37%            2.78%      n/a          4.45%

   Select Equity                    5/15/96              -8.40%          n/a        14.19%           -3.80%      n/a         14.99%

   Small Cap Stock                  5/15/96              30.89%          n/a        11.97%           35.49%      n/a         12.83%

- ----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
   Mutual Shares Securities (1)    9/21/98               -10.97%         n/a        -3.80%           -6.37%      n/a         -1.56%

   Templeton Developing
     Markets Securities (2)        9/21/98               -16.59%         n/a        31.68%          -11.99%      n/a         33.81%

   Templeton International
     Securities (3)                9/21/98                 6.57%         n/a        19.14%           11.17%     n/a          21.44%

   Franklin Small Cap (4)          3/1/99                 60.03%         n/a        64.89%           64.63%     n/a          67.82%






   (1) Effective May 1, 2000,  the Mutual Shares  Investments  Fund  (previously offered  under the  contract)  merged into the Mutual  Shares  Securities  Fund.
Performance  shown  reflects   historical   performance  of  the  Mutual  Shares
Securities Fund.

   (2) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton
Developing Markets Securities Fund merged into the Templeton  Developing Markets
Equity Fund.  Performance shown reflects historical performance of the Templeton
Developing Markets Securities Fund.

   (3) Previously,  the Templeton International Securities Fund was known as the
Templeton International Fund. Effective May 1, 2000, the Templeton International
Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities
Fund.

   (4)  Effective  May  1,  2000,  the  Franklin  Small  Cap  Investments   Fund
(previously offered under the contract) merged into the Franklin Small Cap Fund.
Performance  shown  reflects  historical  performance  of the Franklin Small Cap
Fund.

- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     12/4/97              -0.20%           n/a         2.35%           4.40%       n/a         4.13%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs
     VIT Global Income              3/31/98              -2.33%           n/a         0.85%           2.27%       n/a         2.89%

   Goldman Sachs VIT Growth
     and Income                     3/31/98              -9.79%           n/a        -5.85%          -5.19%       n/a        -3.67%

   Goldman Sachs VIT
     International Equity           3/31/98              20.00%           n/a        10.34%          24.60%       n/a        12.18%
- ----------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities                     12/31/97             -1.46%           n/a         1.68%           3.14%       n/a         3.49%

   Kemper Small Cap Growth          12/31/97              34.14%          n/a        21.58%          38.74%       n/a        22.98%

   Kemper Small Cap Value           12/31/97             -10.76%          n/a        -7.69%          -6.16%       n/a        -5.60%






- ----------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series                12/31/97            23.11%           n/a          16.86%         27.71%       n/a        18.35%
- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust

   MFS Emerging Growth              12/31/97            46.32%           n/a          36.89%        50.92%       n/a        38.08%

   MFS Global Governments           12/31/97            -4.17%           n/a          -0.57%         0.43%       n/a         1.30%

   MFS Growth With Income           12/31/97            -4.69%           n/a           8.32%        -0.09%       n/a         9.97%

   MFS High Income                  12/31/97            -4.35%           n/a          -0.66%         0.25%       n/a         1.22%

   MFS Research                     12/31/97            14.87%           n/a          18.41%        19.47%       n/a        19.87%
- ----------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
     Income - Class IA Shares       12/31/97           -16.69%           n/a           2.13%       -12.09%       n/a          3.93%
   Putnam VT International
     Growth - Class IA Shares       12/31/97            36.84%           n/a          26.62%        41.44%       n/a         27.95%
   Putnam VT International
     New Opportunities -
     Class IA Shares                12/31/97            36.96%           n/a          28.52%        41.56%       n/a         29.82%

   Putnam VT New Value -
     Class IA Shares                12/31/97           -15.51%           n/a           0.58%       -10.91%       n/a          2.42%

   Putnam VT Vista -
     Class IA Shares                12/31/97            50.82%           n/a          32.15%        55.42%       n/a         33.40%
- ----------------------------------------------------------------------------------------------------------------------------------



APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 6/30/00:

- ----------------------------------------------------------------------------------------------------------------------------------



                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
     Appreciation         5/5/93           42.91%    22.36%  21.98%      25.91%     20.86%    20.48%    30.51%      20.96%   20.58%

   AIM V.I.
     International Equity 5/5/93           32.34%    17.27%  15.54%       7.02%     15.77%    14.04%    11.62%      15.87%   14.14%

   AIM V.I. Value         5/5/93           13.20%    21.82%  21.26%      36.32%     20.32%    19.76%    40.92%      20.42%   19.86%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
    (Class A)             6/26/92          20.57%   30.30%   24.99%      14.29%     28.80%    23.49%    18.89%      28.90%   23.59%

   Real Estate
     Investment (Class A) 1/9/97            3.79%     n/a     2.76%      -2.26%      n/a      -0.06%     2.35%       n/a      1.36%






- ----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth   10/30/97             3.68%    n/a    18.05%      -2.32%      n/a      14.84%     2.28%       n/a     16.65%

   VP International       5/1/94            43.62%  21.81%   17.13%      37.62%     20.31%    15.63%    42.22%    20.41%     15.73%

   VP Value               5/1/96           -15.88%   n/a      8.64%     -21.88%     n/a        6.04%   -17.28%      n/a       7.24%

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund  9/29/89            6.96%  22.38%   17.31%       0.96%     20.88%    15.81%     5.56%    20.98%     15.91%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -
      Appreciation        4/5/93             6.56%  22.29%   18.99%       0.56%     20.79%    17.49%     5.16%    20.89%     17.59%

   Dreyfus VIF -
      Disciplined Stock   5/1/96             7.56%   n/a     22.78%       1.56%      n/a      20.18%     6.16%       n/a     21.38%

------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares

  Mutual Shares
     Securities (1)        11/08/96          0.24%   n/a      9.69%     -10.97%      n/a      6.09%    -6.37%       n/a      8.29%
  Templeton Developing
     Markets Securities
     Fund (2)               3/04/96        -10.74%   n/a     -8.71%     -16.59%      n/a    -11.27%    -11.99%      n/a     -10.11%
  Templeton
     International
     Securities Fund (3)    5/01/92         12.73%  15.54%   14.44%       6.57%     14.04%    12.94%    11.17%      14.14%   13.04%
  Franklin Small Cap
     Fund (4)              11/01/95         80.21%   n/a     28.51%      60.03%      n/a      26.03%    64.63%       n/a     27.11%


   1) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (2) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing
Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (3) Previously, the Templeton International Fund. Effective May 1, 2000, the
Templeton International Securities Fund merged into the Templeton International
Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects  historical  performance and inception date of the Franklin Small
Cap Fund.

- ----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87          5.88%      5.61%    5.24%      -0.20%      4.11%     3.74%    4.40%     4.41%     3.84%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
     Global Income        1/12/98          3.71%       n/a     4.20%      -2.33%      n/a       0.85%    2.27%       n/a      2.80%

   Goldman Sachs VIT
     Growth and Income    1/12/98         -3.83%       n/a     4.70%      -9.79%      n/a       1.35%   -5.19%       n/a      3.30%

   Goldman Sachs VIT
     International Equity 1/12/98          26.28%      n/a    19.68%      20.00%      n/a      16.33%   24.60%       n/a     18.28%

- ----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics            8/25/97         46.96%       n/a       31.51%   40.96%      n/a      28.41%   45.56%       n/a     30.11%
   INVESCO VIF -
      High Yield          5/27/94          1.50%     10.24%     10.14%    -4.50%      8.74%     8.64%    0.10%       8.84%    8.74%
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Government
     Securities           9/3/87           4.60%      5.91%      7.24%    -1.46%      4.41%     5.74%    3.14%      4.51%     5.84%

   Kemper Small
     Cap Growth           5/2/94          40.72%     27.42%     25.37%    34.14%     25.92%    23.87%   38.74%      26.02%   23.97%

   Kemper Small
     Cap Value            5/1/96          -4.82%       n/a        2.54   -10.76%      n/a      -0.06%   -6.16%       n/a      1.14%


------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Life Investment Fund
      International       5/1/87          25.18%     16.83%     11.19%    19.18%     15.33%     9.69%   23.78%      15.43%    9.79%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust
   Newport Tiger Fund,
     Variable Series      5/1/95          29.44%      4.92%      6.51%    23.11%      3.42%     5.01%   27.71%       3.52%    5.11%







- ----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
     Growth               7/24/95         53.05%      n/a       31.60%    46.32%      n/a      29.17%   50.92%       n/a     30.20%

   MFS Global
     Governments          6/14/94          1.84%     2.48%      3.97%     -4.17%      0.98%     2.47%    0.43%       1.08%    2.57%

   MFS Growth
     With Income         10/09/95          1.33%      n/a       18.83%    -4.69%      n/a      16.36%   -0.09%       n/a     17.43%

   MFS High Income        7/26/95          1.67%      n/a        7.43%    -4.35%      n/a       5.00%    0.25%       n/a      6.03%

   MFS Research           7/26/95         21.16%      n/a       21.83%    14.87%      n/a      19.40%   19.47%       n/a     20.43%

   MFS New Discovery      5/1/98          56.28%      n/a       35.18%    50.28%      n/a      31.58%   54.88%       n/a     33.78%
- ----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High Yield Bond   4/30/98         0.60%      n/a        1.80%    -5.40%      n/a      -1.80%   -0.80%       n/a      0.40%
   PIMCO Low
      Duration Bond        2/16/99         4.14%      n/a        3.97%    -1.86%      n/a      -0.84%    2.74%       n/a      2.57%
   PIMCO StocksPLUS
      Growth and Income   12/31/97         6.24%      n/a       18.91%     0.24%      n/a      15.58%    4.84%       n/a     17.51%
   PIMCO Total
      Return Bond         12/31/97         4.62%      n/a        4.51%    -1.38%      n/a       1.18%    3.22%       n/a      3.11%
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
     and Income -
     Class IA Shares      2/01/88        -10.85%    14.68%     13.25%    -16.69%     13.18%    11.75%  -12.09%   13.28%      11.85%

   Putnam VT International
     Growth - Class
     IA Shares            1/02/97         43.43%     n/a       25.69%     36.84%      n/a      22.88%   41.44%     n/a       24.29%

   Putnam VT International
     New Opportunities -
     Class IA Shares      1/02/97         43.56%     n/a       21.64%     36.96%      n/a      18.83%   41.56%     n/a       20.24%

   Putnam VT New Value -
     Class IA Shares      1/02/97         -9.71%     n/a        7.58%    -15.51%       n/a      4.77%  -10.91%     n/a        6.18%

    Putnam VT Vista -
     Class IA Shares      1/02/97         57.61%     n/a       31.73%     50.82%      n/a      28.92%   55.42%     n/a       30.33%

- ----------------------------------------------------------------------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                      COVA FINANCIAL LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED SEPTEMBER 1, 2000 FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED SEPTEMBER 1, 2000.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................

EXPERTS  ....................................................................

LEGAL OPINIONS...............................................................

DISTRIBUTION.................................................................
         Reduction or Elimination of the Withdrawal Charge...................

CALCULATION OF PERFORMANCE INFORMATION.......................................
         Total Return........................................................
         Historical Unit Values..............................................
         Reporting Agencies..................................................

FEDERAL TAX STATUS...........................................................
         General  ...........................................................
         Diversification.....................................................
         Multiple Contracts..................................................

         Contracts Owned by Other than Natural Persons.......................
         Tax Treatment of Assignments or Transfer of Ownership...............
         Death Benefits......................................................
         Income Tax Withholding.............................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............
         Qualified Plans....................................................
         Tax Treatment of Withdrawals - Qualified Contracts.................
         Tax-Sheltered Annuities - Withdrawal Limitations...................

ANNUITY PROVISIONS..........................................................
         Variable Annuity...................................................
         Fixed Annuity......................................................
         Annuity Unit Value.................................................
         Net Investment Factor..............................................
         Mortality and Expense Guarantee....................................

FINANCIAL STATEMENTS........................................................


                                     COMPANY

Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your contract.





                                     EXPERTS

The balance sheets of the Company as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV

Where:

          P = a hypothetical initial payment of $1,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate

Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the

Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     ROTH IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable)to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of

     Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets:
 Investments:
    Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio     2,118,444 shares at a net asset value of   $22.879850 per share      $ 48,469,681
       Bond Debenture Portfolio                    1,004,424 shares at a net asset value of   $11.818836 per share        11,871,124
       Developing Growth Portfolio                   176,571 shares at a net asset value of   $12.436639 per share         2,195,946
       Large Cap Research Portfolio                  180,144 shares at a net asset value of   $12.981956 per share         2,338,621
       Mid-Cap Value Portfolio                       143,979 shares at a net asset value of   $13.030863 per share         1,876,164
       Quality Bond Portfolio                        649,119 shares at a net asset value of   $10.407309 per share         6,755,584
       Small Cap Stock Portfolio                     725,306 shares at a net asset value of   $16.700167 per share        12,112,728
       Large Cap Stock Portfolio                   1,882,636 shares at a net asset value of   $18.543961 per share        34,911,524
       Select Equity Portfolio                     1,514,619 shares at a net asset value of   $14.816764 per share        22,441,752
       International Equity Portfolio                933,259 shares at a net asset value of   $14.530295 per share        13,560,534
    General American Capital Company (GACC):
       Money Market Fund                             105,113 shares at a net asset value of   $20.873908 per share         2,194,112
    Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                       274,677 shares at a net asset value of       $15.57 per share         4,276,713
       Aggressive Equity Fund                         54,318 shares at a net asset value of       $13.48 per share           732,207
       Non-US Fund                                   147,584 shares at a net asset value of       $13.11 per share         1,934,820
       Core Bond Fund                                272,529 shares at a net asset value of        $9.85 per share         2,684,413
       Real Estate Securities Fund                    18,881 shares at a net asset value of        $9.73 per share           183,709
    AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                           137,160 shares at a net asset value of       $33.41 per share         4,582,512
       AIM V.I. Capital Appreciation Fund             69,979 shares at a net asset value of       $38.51 per share         2,694,874
       AIM V.I. International Equity Fund             19,798 shares at a net asset value of       $26.11 per share           516,918
    Alliance Variable Products Series
          Fund, Inc. (Alliance):
       Premier Growth Portfolio                       90,382 shares at a net asset value of       $39.60 per share         3,579,111
       Real Estate Investment Portfolio               38,343 shares at a net asset value of        $9.84 per share           377,299
    Liberty Variable Investment
          Trust (Liberty):
       Newport Tiger Fund, Variable Series            25,410 shares at a net asset value of        $2.61 per share            66,320
    Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
       Growth and Income Fund                         28,161 shares at a net asset value of       $10.97 per share           308,927
       International Equity Fund                      27,671 shares at a net asset value of       $14.24 per share           394,030
       Global Income Fund                              4,369 shares at a net asset value of       $10.15 per share            44,349
    Kemper Variable Series (Kemper):
       Dreman High Return Equity Portfolio               112 shares at a net asset value of    $0.842450 per share                94
       Kemper Small Cap Growth Portfolio              65,478 shares at a net asset value of    $2.639950 per share           172,858
       Kemper Small Cap Value Portfolio              259,472 shares at a net asset value of    $1.058730 per share           274,711
       Kemper Government Securities Portfolio        220,054 shares at a net asset value of    $1.120430 per share           246,555
    MFS Variable Insurance Trust (MFS):
       MFS Bond Series                                    10 shares at a net asset value of       $10.64 per share               105
       MFS Research Series                            50,235 shares at a net asset value of       $23.24 per share         1,167,469
       MFS Growth with Income Series                  79,337 shares at a net asset value of       $21.15 per share         1,677,979
       MFS Emerging Growth Series                     50,319 shares at a net asset value of       $35.05 per share         1,763,667
       MFS Emerging Markets Equity Series              3,821 shares at a net asset value of        $7.77 per share            29,691
       MFS High Income Series                         25,413 shares at a net asset value of       $10.57 per share           268,619
       MFS Global Governments Series                   1,386 shares at a net asset value of        $9.68 per share            13,415

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Assets, continued:
 Investments, continued:
   Oppenheimer Variable Account Funds (Oppenheimer):
      Oppenheimer Capital Appreciation Fund              10,288 shares at a net asset value of  $51.14 per share         $ 526,122
      Oppenheimer Main Street Growth & Income Fund       25,816 shares at a net asset value of  $23.35 per share           602,793
      Oppenheimer High Income Fund                       27,745 shares at a net asset value of   $9.57 per share           265,523
      Oppenheimer Bond Fund                              74,184 shares at a net asset value of  $10.81 per share           801,926
      Oppenheimer Strategic Bond Fund                    18,130 shares at a net asset value of   $4.65 per share            84,304
   Putnam Variable Trust (Putnam)
      Putnam VT Growth and Income Fund                   66,681 shares at a net asset value of  $23.21 per share         1,547,671
      Putnam VT New Value Fund                            3,066 shares at a net asset value of  $11.36 per share            34,828
      Putnam VT Vista Fund                               22,662 shares at a net asset value of  $23.79 per share           539,120
      Putnam VT International Growth Fund               100,879 shares at a net asset value of  $19.69 per share         1,986,313
      Putnam VT International New Opportunities Fund     16,740 shares at a net asset value of  $18.87 per share           315,888
   Franklin Templeton Variable Insurance
         Products Trust (Templeton):
      Templeton Global Income Securities Fund             1,268 shares at a net asset value of  $11.07 per share            14,037
      Franklin Small Cap Fund                            31,847 shares at a net asset value of  $26.52 per share           844,582
      Templeton Growth Securities Fund                   19,973 shares at a net asset value of  $13.26 per share           264,836
      Templeton International Securities Fund            37,966 shares at a net asset value of  $19.31 per share           733,128
      Templeton Developing Markets Securities Fund       41,910 shares at a net asset value of   $6.39 per share           267,807
      Mutual Shares Securities Fund                      21,449 shares at a net asset value of  $12.69 per share           272,183
      Franklin Large Cap Growth Securities Fund          21,468 shares at a net asset value of  $22.28 per share           478,304
   Variable Insurance Products Fund, Fund II and
         Fund III (Fidelity):
      VIP Growth Portfolio                                2,499 shares at a net asset value of  $51.54 per share           128,789
      VIP II Contrafund Portfolio                           901 shares at a net asset value of  $25.09 per share            22,595
      VIP III Growth Opportunities Portfolio                982 shares at a net asset value of  $20.61 per share            20,248
      VIP III Growth & Income Portfolio                   6,713 shares at a net asset value of  $15.48 per share           103,912
      VIP Equity-Income Portfolio                         1,812 shares at a net asset value of  $22.91 per share            41,514
   American Century Variable Portfolios, Inc.
         (American Century):
      American Century VP Income & Growth Fund           30,553 shares at a net asset value of   $7.70 per share           234,339
      American Century VP International Fund              1,127 shares at a net asset value of  $11.60 per share            13,026
      American Century VP Value Fund                     23,714 shares at a net asset value of   $5.40 per share           128,531
   Dreyfus Stock Index Fund (Dreyfus)                     3,158 shares at a net asset value of  $38.00 per share           120,049
   Dreyfus Variable Investment Fund (Dreyfus):
      Dreyfus VIF Disciplined Stock Portfolio             1,478 shares at a net asset value of  $27.00 per share            39,900
      Dreyfus VIF Capital Appreciation Portfolio          5,329 shares at a net asset value of  $41.00 per share           218,396
   INVESCO Variable Investment Funds, Inc. (INVESCO):
      INVESCO VIF Dynamics Fund                          10,818 shares at a net asset value of  $21.50 per share           232,367
      INVESCO VIF High Yield Fund                         2,457 shares at a net asset value of  $11.40 per share            27,914
   PIMCO Variable Insurance Trust (PIMCO):
      PIMCO High Yield Bond Portfolio                        11 shares at a net asset value of   $8.70 per share                99
      PIMCO Low Duration Bond Portfolio                      11 shares at a net asset value of   $9.70 per share               103
      PIMCO StocksPLUS Growth & Income Portfolio              8 shares at a net asset value of  $13.10 per share               102
      PIMCO Total Return Bond Portfolio                   3,255 shares at a net asset value of   $9.50 per share            30,795
   Scudder Variable Life Investment Fund (Scudder):
      International Portfolio                             8,342 shares at a net asset value of  $16.20 per share           135,383
                                                                                                                    ---------------
        Total assets                                                                                                 $ 197,796,562
                                                                                                                    ===============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Sub-account liabilities:
   GACC Money Market                                     $     160
   Russell Multi-Style Equity                                  329
   Russell Aggressive Equity                                    57
   Russell Non-US                                              148
   Russell Core Bond                                           206
   Russell Real Estate Securities                               15
   AIM V.I. Value                                              346
   AIM V.I. Capital Appreciation                               203
   AIM V.I. International Equity                                40
   Alliance Premier Growth                                     271
   Alliance Real Estate Investment                              30
   Liberty Newport Tiger Fund, Variable                        203
   Goldman Sachs Growth and Income                              24
   Goldman Sachs International Equity                           30
   Goldman Sachs Global Income                                   3
   Kemper Small Cap Growth                                      13
   Kemper Small Cap Value                                       21
   Kemper Government Securities                                 19
   MFS Research                                                 89
   MFS Growth with Income                                      128
   MFS Emerging Growth                                         134
   MFS Emerging Markets Equity                                   2
   MFS High Income                                              21
   MFS Global Governments                                        1
   Oppenheimer Capital Appreciation                             40
   Oppenheimer Main Street Growth & Income                      46
   Oppenheimer High Income                                      20
   Oppenheimer Bond                                             61
   Oppenheimer Strategic Bond                                    7
   Putnam VT Growth and Income                                 120
   Putnam VT New Value                                           3
   Putnam VT Vista                                              41
   Putnam VT International Growth                              152
   Putnam VT International New Opportunities                    24
   Templeton Global Income Securities                            1
   Franklin Small Cap                                           65
   Templeton Growth Securities                                  19
   Templeton International Securities                           56
   Templeton Developing Markets Securities                      21
   Templeton Mutual Shares Securities                           21
   Franklin Large Cap Growth Securities                         37
   Fidelity VIP Growth                                          10
   Fidelity VIP II Contrafund                                    2
   Fidelity VIP III Growth Opportunities                         2
   Fidelity VIP III Growth & Income                              8
   Fidelity VIP Equity-Income                                    3
   American Century VP Income & Growth                         576
   American Century VP International                            31
   American Century VP Value                                   303
   Dreyfus Stock Index                                         375
   Dreyfus VIF Disciplined Stock                               149
   Dreyfus VIF Capital Appreciation                            459
   INVESCO VIF Dynamics                                        138
   INVESCO VIF High Yield                                       17
   PIMCO Total Return Bond                                      26
   Scudder International                                       361
                                                      -------------
         Total liabilities                                 $ 5,687
                                                      =============



COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
June 30, 2000
Unaudited


Sub-account net assets:
   Cova Lord Abbett Growth and Income                              $ 48,469,681
   Cova Bond Debenture                                               11,871,124
   Cova Developing Growth                                             2,195,946
   Cova Large Cap Research                                            2,338,621
   Cova Mid-Cap Value                                                 1,876,164
   Cova Quality Bond                                                  6,755,584
   Cova Small Cap Stock                                              12,112,728
   Cova Large Cap Stock                                              34,911,524
   Cova Select Equity                                                22,441,752
   Cova International Equity                                         13,560,534
   GACC Money Market                                                  2,193,952
   Russell Multi-Style Equity                                         4,276,384
   Russell Aggressive Equity                                            732,150
   Russell Non-US                                                     1,934,672
   Russell Core Bond                                                  2,684,207
   Russell Real Estate Securities                                       183,694
   AIM V.I. Value                                                     4,582,166
   AIM V.I. Capital Appreciation                                      2,694,671
   AIM V.I. International Equity                                        516,878
   Alliance Premier Growth                                            3,578,840
   Alliance Real Estate Investment                                      377,269
   Liberty Newport Tiger Fund, Variable                                  66,117
   Goldman Sachs Growth and Income                                      308,903
   Goldman Sachs International Equity                                   394,000
   Goldman Sachs Global Income                                           44,346
   Kemper Dreman High Return Equity                                          94
   Kemper Small Cap Growth                                              172,845
   Kemper Small Cap Value                                               274,690
   Kemper Government Securities                                         246,536
   MFS Bond                                                                 105
   MFS Research                                                       1,167,380
   MFS Growth with Income                                             1,677,851
   MFS Emerging Growth                                                1,763,533
   MFS Emerging Markets Equity                                           29,689
   MFS High Income                                                      268,598
   MFS Global Governments                                                13,414
   Oppenheimer Capital Appreciation                                     526,082
   Oppenheimer Main Street Growth & Income                              602,747
   Oppenheimer High Income                                              265,503
   Oppenheimer Bond                                                     801,865
   Oppenheimer Strategic Bond                                            84,297
   Putnam VT Growth and Income                                        1,547,551
   Putnam VT New Value                                                   34,825
   Putnam VT Vista                                                      539,079
   Putnam VT International Growth                                     1,986,161
   Putnam VT International New Opportunities                            315,864
   Templeton Global Income Securities                                    14,036
   Franklin Small Cap                                                   844,517
   Templeton Growth Securities                                          264,817
   Templeton International Securities                                   733,072
   Templeton Developing Markets Securities                              267,786
   Templeton Mutual Shares Securities                                   272,162
   Franklin Large Cap Growth Securities                                 478,267
   Fidelity VIP Growth                                                  128,779
   Fidelity VIP II Contrafund                                            22,593
   Fidelity VIP III Growth Opportunities                                 20,246
   Fidelity VIP III Growth & Income                                     103,904
   Fidelity VIP Equity-Income                                            41,511
   American Century VP Income & Growth                                  233,763
   American Century VP International                                     12,995
   American Century VP Value                                            128,228
   Dreyfus Stock Index                                                  119,674
   Dreyfus VIF Disciplined Stock                                         39,751
   Dreyfus VIF Capital Appreciation                                     217,937
   INVESCO VIF Dynamics                                                 232,229
   INVESCO VIF High Yield                                                27,897
   PIMCO High Yield Bond                                                     99
   PIMCO Low Duration Bond                                                  103
   PIMCO StocksPLUS Growth & Income                                         102
   PIMCO Total Return Bond                                               30,769
   Scudder International                                                135,022
                                                                   -------------
         Total net assets                                          $ 197,790,875
                                                                   =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                              Income      Debenture    Growth      Research       Value        Bond        Stock
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                              $    583,253     781,078            -        5,813        5,499     395,083          139
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                  300,168      73,236       12,752       13,863        9,960      42,994       74,385
   Administrative fee                           36,014       8,784        1,530        1,664        1,194       5,159        8,923
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                          336,182      82,020       14,282       15,527       11,154      48,153       83,308
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)         247,071     699,058      (14,282)      (9,714)      (5,655)    346,930      (83,169)
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     97,593      25,369        7,577        6,474       13,410       7,379       76,234
   Realized gain distributions                 810,005           -      112,263      208,818       11,648           -      477,775
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                907,598      25,369      119,840      215,292       25,058       7,379      554,009
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation           (2,550,754)   (639,508)    (373,595)    (319,989)     233,820    (162,500)    (543,639)
                                            -----------  ----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations           $ (1,396,085)     84,919     (268,037)    (114,411)     253,223     191,809      (72,799)
                                            ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                            Cova                     GACC                     Russell
                                            ------------------------------------  -----------  ------------------------------------

                                               Large                                             Multi-
                                                Cap        Select   International   Money        Style      Aggressive
                                               Stock       Equity       Equity      Market       Equity       Equity      Non-US
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
Income:
   Dividends                               $   215,691      110,390      57,532            -        8,932          843       1,734
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                  212,396      137,888      84,381       12,160       23,248        3,790      10,669
   Administrative fee                           25,478       16,547      10,120        1,459        2,790          455       1,280
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Total expenses                          237,874      154,435      94,501       13,619       26,038        4,245      11,949
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net investment income (expense)         (22,183)     (44,045)    (36,969)     (13,619)     (17,106)      (3,402)    (10,215)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    190,687      121,921      94,950       28,986       (1,902)       2,695      11,872
   Realized gain distributions               2,686,453    1,480,216     837,655            -       94,044       12,854      48,421
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)              2,877,140    1,602,137     932,605       28,986       92,142       15,549      60,293
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Change in unrealized appreciation           (3,812,667)  (1,931,415)  (1,558,897)     30,071     (234,537)       5,658    (134,780)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations            $  (957,710)    (373,323)   (663,261)      45,438     (159,501)      17,805     (84,702)
                                            ===========  ===========  ==========  ===========  ===========  =========== ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                     Russell                          AIM                          Alliance
                                             ----------------------  ------------------------------------  ------------------------

                                                           Real                      V.I.        V.I.                      Real
                                              Core        Estate        V.I.       Capital   International   Premier      Estate
                                              Bond      Securities      Value    Appreciation   Equity       Growth      Investment
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------
Income:
   Dividends                                $  35,300        1,740            -           -            -            -       14,859
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  15,238          802       22,593      11,605        2,502       18,586        1,674
   Administrative fee                           1,829           96        2,697       1,384          300        2,230          201
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------
       Total expenses                          17,067          898       25,290      12,989        2,802       20,816        1,875
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------

       Net investment income (expense)         18,233          842      (25,290)    (12,989)      (2,802)     (20,816)      12,984
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (22,400)       2,496       10,324         918        2,194       20,565         (726)
   Realized gain distributions                      -            -            -           -            -      172,921            -
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)               (22,400)       2,496       10,324         918        2,194      193,486         (726)
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------

Change in unrealized appreciation              79,464       14,106      (27,146)    126,204      (48,397)     (70,598)      27,526
                                             ---------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations             $  75,297       17,444      (42,112)    114,133      (49,005)     102,072       39,784
                                             =========  ===========  ===========  ==========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                Liberty                Goldman Sachs                           Kemper
                                              -----------  ------------------------------------  ----------------------------------
                                                Newport                                            Dreman
                                                 Tiger      Growth                                  High        Small       Small
                                                 Fund,       and       International   Global      Return        Cap         Cap
                                               Variable     Income       Equity        Income      Equity      Growth       Value
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------
Income:
   Dividends                                $          -          -              -           -           2            -      1,358
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------

Expenses:
   Mortality and expense risk                        342      1,741          2,500         215           -        1,032      1,510
   Administrative fee                                 41        209            300          26           -          124        181
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------
       Total expenses                                383      1,950          2,800         241           -        1,156      1,691
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------

       Net investment income (expense)              (383)    (1,950)        (2,800)       (241)          2       (1,156)      (333)
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        1,376     (1,098)         2,810         (11)          -        1,209       (284)
   Realized gain distributions                         -          -              -           -           5       15,923          -
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------
       Net realized gain (loss)                    1,376     (1,098)         2,810         (11)          5       17,132       (284)
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------

Change in unrealized appreciation                   (695)     3,785         (8,822)      1,065          (6)      (3,743)    (5,206)
                                              -----------  ---------  -------------  ----------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations             $        298        737         (8,812)        813           1       12,233     (5,823)
                                              ===========  =========  =============  ==========  ==========  ===========  =========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                Kemper                                           MFS
                                             ------------  -----------------------------------------------------------------------

                                                                                   Growth                   Emerging
                                              Government                            with       Emerging     Markets       High
                                              Securities    Bond     Research      Income       Growth       Equity      Income
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                                $     16,192        5          386        7,124            -           -       19,987
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                      1,478        -        6,352        9,451       10,494         201        1,487
   Administrative fee                                177        -          762        1,134        1,259          24          178
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------
       Total expenses                              1,655        -        7,114       10,585       11,753         225        1,665
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)            14,537        5       (6,728)      (3,461)     (11,753)       (225)      18,322
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          (66)       -        2,945        3,957       14,832       1,091          (78)
   Realized gain distributions                         -        -       66,248       12,936       92,802           -            -
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                      (66)       -       69,193       16,893      107,634       1,091          (78)
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation                 (6,814)      (3)      (5,214)      (7,380)    (152,786)     (2,060)     (19,065)
                                             ------------  -------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations             $      7,657        2       57,251        6,052      (56,905)     (1,194)        (821)
                                             ============  =======  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                  MFS                              Oppenheimer                            Putnam
                                             -------------  ----------------------------------------------------------  -----------
                                                                           Main Street                                      VT
                                                                            Growth                                        Growth
                                                Global        Capital         and        High                 Strategic     and
                                              Governments    Appreciation   Income      Income      Bond       Bond       Income
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------
Income:
   Dividends                                $         574           586        2,033     26,961     58,840      6,969       28,041
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------

Expenses:
   Mortality and expense risk                          75         2,785        3,293      1,631      4,641        518        9,240
   Administrative fee                                   9           334          395        196        557         62        1,109
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------
       Total expenses                                  84         3,119        3,688      1,827      5,198        580       10,349
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------

       Net investment income (expense)                490        (2,533)      (1,655)    25,134     53,642      6,389       17,692
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           (61)          339          440       (557)    (1,755)      (196)     (11,034)
   Realized gain distributions                          -        31,253       26,847          -          -          -      132,025
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------
       Net realized gain (loss)                       (61)       31,592       27,287       (557)    (1,755)      (196)     120,991
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------

Change in unrealized appreciation                    (315)        6,870      (25,619)   (28,078)   (42,321)    (5,248)    (195,539)
                                             -------------  ------------  -----------  ---------  ---------  ---------  -----------

       Net increase (decrease) in net
         assets from operations             $         114        35,929           13     (3,501)     9,566        945      (56,856)
                                             =============  ============  ===========  =========  =========  =========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                                    Putnam                                  Templeton
                                             -------------------------------------------------  -----------------------------------
                                                                                      VT
                                                VT                     VT         International   Global      Franklin
                                                New        VT      International      New         Income       Small      Growth
                                               Value     Vista       Growth       Opportunities  Securities     Cap      Securities
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------
Income:
   Dividends                               $      388         -         32,838            141          523      4,169        1,814
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------

Expenses:
   Mortality and expense risk                     169     2,696         10,742          1,737           58      3,662        1,088
   Administrative fee                              20       323          1,289            209            7        440          126
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------
       Total expenses                             189     3,019         12,031          1,946           65      4,102        1,214
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------

       Net investment income (expense)            199    (3,019)        20,807         (1,805)         458         67          600
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (21)    2,633          8,630          1,192           (2)      (589)         (16)
   Realized gain distributions                  1,375     4,804        142,429         13,226            -      9,584       34,468
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------
       Net realized gain (loss)                 1,354     7,437        151,059         14,418           (2)     8,995       34,452
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------

Change in unrealized appreciation                (892)   55,026       (165,536)       (62,750)        (351)   (30,807)     (30,580)
                                             ---------  --------  -------------  -------------  -----------  ---------  -----------

       Net increase (decrease) in net
         assets from operations            $      661    59,444          6,330        (50,137)         105    (21,745)       4,472
                                             =========  ========  =============  =============  ===========  =========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                               Templeton                                    Fidelity
                                           -------------------------------------------------  ------------------------------------
                                                                                   Franklin
                                                          Developing    Mutual     Large Cap                            VIP III
                                           International   Markets      Shares      Growth       VIP       VIP II       Growth
                                           Securities     Securities   Securities  Securities  Growth     Contrafund  Opportunities
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------
Income:
   Dividends                              $     12,539        1,778       1,471       1,566         96          31            236
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------

Expenses:
   Mortality and expense risk                    3,855        1,184         904       2,277        677          98            112
   Administrative fee                              463          142         109         268         81          12             14
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------
       Total expenses                            4,318        1,326       1,013       2,545        758         110            126
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------

       Net investment income (expense)           8,221          452         458        (979)      (662)        (79)           110
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (432)       1,343        (134)     (3,031)       728          84             (9)
   Realized gain distributions                  73,894            -       1,228      21,645      9,551       1,112          1,195
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------
       Net realized gain (loss)                 73,462        1,343       1,094      18,614     10,279       1,196          1,186
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------

Change in unrealized appreciation              (78,014)     (32,874)     (2,494)      6,548     (5,847)     (1,698)        (1,665)
                                           ------------  -----------  ----------  ----------  ---------  ----------  -------------

       Net increase (decrease) in net
         assets from operations           $      3,669      (31,079)       (942)     24,183      3,770        (581)          (369)
                                           ============  ===========  ==========  ==========  =========  ==========  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                     Fidelity                    American Century                  Dreyfus
                                             ------------------------  -----------------------------------  ----------------------
                                                                          VP
                                               VIP III        VIP       Income                                            VIF
                                              Growth &      Equity-        &           VP           VP       Stock     Disciplined
                                               Income       Income      Growth     International   Value     Index       Stock
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------
Income:
   Dividends                                $     1,106          718         79              -         85       513             5
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------

Expenses:
   Mortality and expense risk                       620          254        509             27        268       404           156
   Administrative fee                                74           31         61              3         32        49            19
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------
       Total expenses                               694          285        570             30        300       453           175
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------

       Net investment income (expense)              412          433       (491)           (30)      (215)       60          (170)
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         (53)         (46)       102              -       (109)      201           236
   Realized gain distributions                    7,220        2,705          -              2        217       107             -
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------
       Net realized gain (loss)                   7,167        2,659        102              2        108       308           236
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------

Change in unrealized appreciation               (10,054)      (4,365)     1,123           (280)    (4,115)    6,341         2,624
                                             -----------  -----------  ---------  -------------  ---------  --------  ------------

       Net increase (decrease) in net
         assets from operations             $    (2,475)      (1,273)       734           (308)    (4,222)    6,709         2,690
                                             ===========  ===========  =========  =============  =========  ========  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                Dreyfus           INVESCO                             PIMCO
                                             ------------- ---------------------  -----------------------------------------------

                                                  VIF                     VIF       High        Low      StocksPLUS      Total
                                                Capital        VIF        High      Yield     Duration    Growth &      Return
                                              Appreciation  Dynamics     Yield      Bond       Bond        Income        Bond
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------
Income:
   Dividends                               $            3           -         -          4          3             3          671
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------

Expenses:
   Mortality and expense risk                         480         639       105          -          -             -          129
   Administrative fee                                  58          77        13          -          -             -           15
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------
       Total expenses                                 538         716       118          -          -             -          144
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------

       Net investment income (expense)               (535)       (716)     (118)         4          3             3          527
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                            37         373       (20)         -          -             -          (23)
   Realized gain distributions                          -           -         -          -          -             -            -
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------
       Net realized gain (loss)                        37         373       (20)         -          -             -          (23)
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------

Change in unrealized appreciation                   7,579      17,382       129         (6)         -            (4)         327
                                             ------------- -----------  --------  ---------  ---------  ------------  -----------

       Net increase (decrease) in net
         assets from operations            $        7,081      17,039        (9)        (2)         3            (1)         831
                                             ============= ===========  ========  =========  =========  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Period ended June 30, 2000
Unaudited



                                                       Scudder
                                                   ----------------



                                                    International       Total
                                                   ----------------  ------------
Income:
   Dividends                                     $             231     2,447,955
                                                   ----------------  ------------

Expenses:
   Mortality and expense risk                                  320     1,177,046
   Administrative fee                                           38       141,184
                                                   ----------------  ------------
       Total expenses                                          358     1,318,230
                                                   ----------------  ------------

       Net investment income (expense)                        (127)    1,129,725
                                                   ----------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                    (31)      721,518
   Realized gain distributions                               4,699     7,660,573
                                                   ----------------  ------------
       Net realized gain (loss)                              4,668     8,382,091
                                                   ----------------  ------------

Change in unrealized appreciation                           (6,771)  (12,730,791)
                                                   ----------------  ------------

       Net increase (decrease) in net
         assets from operations                  $          (2,230)   (3,218,975)
                                                   ================  ============


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                             Growth                                 Large                                 Small
                                              and         Bond       Developing      Cap       Mid-Cap      Quality        Cap
                                             Income     Debenture     Growth      Research      Value        Bond         Stock
                                           ----------  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $   247,071      699,058      (14,282)      (9,714)     (5,655)     346,930      (83,169)
     Net realized gain (loss)                907,598       25,369      119,840      215,292      25,058        7,379      554,009
     Change in unrealized appreciation    (2,550,754)    (639,508)    (373,595)    (319,989)    233,820     (162,500)    (543,639)
                                           ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                       (1,396,085)      84,919     (268,037)    (114,411)    253,223      191,809      (72,799)
                                           ----------  -----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                 100          100          100          100         100          100          100
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                  389,528      128,125      216,019       34,511      96,711       53,605      323,767
   Transfers between sub-accounts
     (including fixed account), net        1,494,086      223,284      419,367      389,683     137,880     (558,265)     784,362
   Transfers for contract benefits and
     terminations                         (1,118,078)    (401,217)     (51,143)     (54,956)    (49,046)    (212,052)    (268,508)
                                           ----------  -----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        765,636      (49,708)     584,343      369,338     185,645     (716,612)     839,721
                                           ----------  -----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                             (630,449)      35,211      316,306      254,927     438,868     (524,803)     766,922

Net assets at beginning of period         49,100,130   11,835,913    1,879,640    2,083,694   1,437,296    7,280,387   11,345,806
                                          ----------   -----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period              $48,469,681   11,871,124    2,195,946    2,338,621   1,876,164    6,755,584   12,112,728
                                          ==========   ===========  ===========  ===========  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                          Cova                      GACC                     Russell
                                          -------------------------------------- -----------  ------------------------------------

                                             Large                                              Multi-
                                              Cap        Select     International   Money        Style      Aggressive
                                             Stock       Equity        Equity       Market      Equity       Equity       Non-US
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (22,183)     (44,045)      (36,969)    (13,619)     (17,106)      (3,402)    (10,215)
     Net realized gain (loss)              2,877,140    1,602,137       932,605      28,986       92,142       15,549      60,293
     Change in unrealized appreciation    (3,812,667)  (1,931,415)   (1,558,897)     30,071     (234,537)       5,658    (134,780)
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                         (957,710)    (373,323)     (663,261)     45,438     (159,501)      17,805     (84,702)
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                 100          100           100         100            -            -           -
   Cova redemptions                                -            -             -           -            -            -           -
   Payments received from contract
     owners                                  695,244      192,414       188,347     121,636      872,865      126,881     414,866
   Transfers between sub-accounts
     (including fixed account), net        1,514,369      484,786       683,876     255,137      480,000      134,636     184,140
   Transfers for contract benefits and
     terminations                           (894,899)    (621,233)     (352,626)    (49,183)     (63,874)      (9,904)    (33,371)
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                      1,314,814       56,067       519,697     327,690    1,288,991      251,613     565,635
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                              357,104     (317,256)     (143,564)    373,128    1,129,490      269,418     480,933

Net assets at beginning of period         34,554,420   22,759,008    13,704,098   1,820,824    3,146,894      462,732   1,453,739
                                          -----------  ----------- ------------- -----------  -----------  -----------  ----------
Net assets at end of period             $ 34,911,524   22,441,752    13,560,534   2,193,952    4,276,384      732,150   1,934,672
                                          ===========  =========== ============= ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                   Russell                            AIM                           Alliance
                                           ----------------------  ----------------------------------------  -----------------------

                                                          Real                      V.I.          V.I.                      Real
                                              Core       Estate       V.I.         Capital     International  Premier      Estate
                                              Bond      Securities    Value      Appreciation    Equity        Growth     Investment
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    18,233        842      (25,290)       (12,989)       (2,802)    (20,816)      12,984
     Net realized gain (loss)                 (22,400)     2,496       10,324            918         2,194     193,486         (726)
     Change in unrealized appreciation         79,464     14,106      (27,146)       126,204       (48,397)    (70,598)      27,526
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------
       Net increase (decrease) from
         operations                            75,297     17,444      (42,112)       114,133       (49,005)    102,072       39,784
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------

Contract transactions:
   Cova payments                                    -          -          100            100           100           -            -
   Cova redemptions                                 -        (91)           -              -             -           -            -
   Payments received from contract
     owners                                   575,481     95,445      717,368        422,928        98,338     789,941      103,999
   Transfers between sub-accounts
     (including fixed account), net          (198,929)    20,793    1,299,814      1,106,496       131,556     256,387       15,551
   Transfers for contract benefits and
     terminations                             (66,754)    (5,492)     (52,004)       (13,561)       (1,447)    (65,387)      (2,002)
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         309,798    110,655    1,965,278      1,515,963       228,547     980,941      117,548
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------

       Net increase (decrease) in net
         assets                               385,095    128,099    1,923,166      1,630,096       179,542   1,083,013      157,332

Net assets at beginning of period           2,299,112     55,595    2,659,000      1,064,575       337,336   2,495,827      219,937
                                           -----------  ---------  -----------  ------------- -------------  ----------  -----------
Net assets at end of period               $ 2,684,207    183,694    4,582,166      2,694,671       516,878   3,578,840      377,269
                                           ===========  =========  ===========  ============= =============  ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                            Liberty                 Goldman Sachs                         Kemper
                                          -----------  ------------------------------------  ---------------------------------
                                            Newport                                           Dreman
                                             Tiger       Growth                                High       Small       Small
                                             Fund,        and       International  Global     Return       Cap         Cap
                                           Variable      Income       Equity       Income     Equity      Growth      Value
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $       (383)      (1,950)       (2,800)      (241)         2      (1,156)       (333)
     Net realized gain (loss)                  1,376       (1,098)        2,810        (11)         5      17,132        (284)
     Change in unrealized appreciation          (695)       3,785        (8,822)     1,065         (6)     (3,743)     (5,206)
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------
       Net increase (decrease) from
         operations                              298          737        (8,812)       813          1      12,233      (5,823)
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------

Contract transactions:
   Cova payments                                   -            -             -          -          -           -           -
   Cova redemptions                                -            -             -          -          -           -           -
   Payments received from contract
     owners                                   29,162            -         4,880     10,123          -      28,300      21,955
   Transfers between sub-accounts
     (including fixed account), net             (335)      31,868          (201)        21          -       9,478      13,636
   Transfers for contract benefits and
     terminations                             (3,650)      (5,969)       (3,697)       (25)         -      (4,225)     (1,512)
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                         25,177       25,899           982     10,119          -      33,553      34,079
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------

       Net increase (decrease) in net
         assets                               25,475       26,636        (7,830)    10,932          1      45,786      28,256

Net assets at beginning of period             40,642      282,267       401,830     33,414         93     127,059     246,434
                                          -----------  ----------- -------------  ---------  ---------  ----------  ----------
Net assets at end of period             $     66,117      308,903       394,000     44,346         94     172,845     274,690
                                          ===========  =========== =============  =========  =========  ==========  ==========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                             Kemper                                   MFS
                                           -----------  ------------------------------------------------------------------------

                                                                                 Growth                   Emerging
                                            Government                            with       Emerging      Markets      High
                                            Securities    Bond     Research      Income       Growth       Equity      Income
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     14,537          5      (6,728)      (3,461)     (11,753)        (225)     18,322
     Net realized gain (loss)                     (66)         -      69,193       16,893      107,634        1,091         (78)
     Change in unrealized appreciation         (6,814)        (3)     (5,214)      (7,380)    (152,786)      (2,060)    (19,065)
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------
       Net increase (decrease) from
         operations                             7,657          2      57,251        6,052      (56,905)      (1,194)       (821)
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                    -          -           -            -            -            -           -
   Cova redemptions                                 -          -           -            -            -            -           -
   Payments received from contract
     owners                                     4,488          -      64,276      196,950      292,436            -      34,050
   Transfers between sub-accounts
     (including fixed account), net            17,654          -     126,924       63,969      102,106       (4,066)     12,950
   Transfers for contract benefits and
     terminations                              (2,953)         -      (6,953)     (24,319)     (17,975)          (1)       (582)
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          19,189          -     184,247      236,600      376,567       (4,067)     46,418
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                                26,846          2     241,498      242,652      319,662       (5,261)     45,597

Net assets at beginning of period             219,690        103     925,882    1,435,199    1,443,871       34,950     223,001
                                           -----------  --------- -----------  -----------  -----------  ----------- -----------
Net assets at end of period              $    246,536        105   1,167,380    1,677,851    1,763,533       29,689     268,598
                                           ===========  ========= ===========  ===========  ===========  =========== ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                               MFS                                Oppenheimer                             Putnam
                                           ------------  -------------------------------------------------------------  ----------
                                                                       Main Street                                          VT
                                                                         Growth                                           Growth
                                              Global       Capital         and        High                   Strategic     and
                                            Governments   Appreciation   Income      Income       Bond         Bond       Income
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $         490        (2,533)      (1,655)    25,134       53,642       6,389      17,692
     Net realized gain (loss)                      (61)       31,592       27,287       (557)      (1,755)       (196)    120,991
     Change in unrealized appreciation            (315)        6,870      (25,619)   (28,078)     (42,321)     (5,248)   (195,539)
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------
       Net increase (decrease) from
         operations                                114        35,929           13     (3,501)       9,566         945     (56,856)
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------

Contract transactions:
   Cova payments                                     -             -            -          -            -           -           -
   Cova redemptions                                  -             -            -          -            -           -           -
   Payments received from contract
     owners                                          -       188,196       75,217      1,429       44,541       7,501      41,989
   Transfers between sub-accounts
     (including fixed account), net              4,104        29,623      105,856     11,003       36,051        (754)     68,523
   Transfers for contract benefits and
     terminations                               (1,574)         (953)      (7,719)    (4,490)     (23,746)       (731)     (8,501)
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                            2,530       216,866      173,354      7,942       56,846       6,016     102,011
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------

       Net increase (decrease) in net
         assets                                  2,644       252,795      173,367      4,441       66,412       6,961      45,155

Net assets at beginning of period               10,770       273,287      429,380    261,062      735,453      77,336   1,502,396
                                           ------------  ------------  -----------  ---------  -----------  ----------  ----------
Net assets at end of period              $      13,414       526,082      602,747    265,503      801,865      84,297   1,547,551
                                           ============  ============  ===========  =========  ===========  ==========  ==========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                                   Putnam                                    Templeton
                                             --------------------------------------------------  -----------------------------------
                                                                                        VT
                                                VT                       VT         International  Global     Franklin
                                                New         VT       International     New         Income      Small       Growth
                                               Value      Vista        Growth       Opportunities Securities    Cap       Securities
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $      199      (3,019)        20,807        (1,805)        458          67          600
     Net realized gain (loss)                   1,354       7,437        151,059        14,418          (2)      8,995       34,452
     Change in unrealized appreciation           (892)     55,026       (165,536)      (62,750)       (351)    (30,807)     (30,580)
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------
       Net increase (decrease) from
         operations                               661      59,444          6,330       (50,137)        105     (21,745)       4,472
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------

Contract transactions:
   Cova payments                                    -           -              -             -         100         100          100
   Cova redemptions                                 -           -              -             -           -           -            -
   Payments received from contract
     owners                                         -      91,505        400,670       146,960       2,500     112,828       46,013
   Transfers between sub-accounts
     (including fixed account), net            10,145      75,710         76,266        19,753       3,620     633,924       98,645
   Transfers for contract benefits and
     terminations                                (287)     (2,712)       (15,648)          (67)         (5)     (8,620)        (122)
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           9,858     164,503        461,288       166,646       6,215     738,232      144,636
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------

       Net increase (decrease) in net
         assets                                10,519     223,947        467,618       116,509       6,320     716,487      149,108

Net assets at beginning of period              24,306     315,132      1,518,543       199,355       7,716     128,030      115,709
                                             ---------  ----------  -------------  ------------  ----------  ----------  -----------
Net assets at end of period                $   34,825     539,079      1,986,161       315,864      14,036     844,517      264,817
                                             =========  ==========  =============  ============  ==========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                                 Templeton                                 Fidelity
                                           --------------------------------------------------  ------------------------------------
                                                                                   Franklin
                                                          Developing    Mutual      Large Cap                             VIP III
                                           International   Markets      Shares       Growth      VIP         VIP II       Growth
                                            Securities    Securities  Securities   Securities   Growth     Contrafund  Opportunities
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       8,221         452          458         (979)      (662)         (79)          110
     Net realized gain (loss)                   73,462       1,343        1,094       18,614     10,279        1,196         1,186
     Change in unrealized appreciation         (78,014)    (32,874)      (2,494)       6,548     (5,847)      (1,698)       (1,665)
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------
       Net increase (decrease) from
         operations                              3,669     (31,079)        (942)      24,183      3,770         (581)         (369)
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------

Contract transactions:
   Cova payments                                   100           -            -          100          -            -             -
   Cova redemptions                                  -           -            -            -          -            -             -
   Payments received from contract
     owners                                     84,848     120,274      173,139       75,666     41,034        7,145        11,952
   Transfers between sub-accounts
     (including fixed account), net             88,250      33,211        2,289      228,023       (955)       6,542         2,331
   Transfers for contract benefits and
     terminations                              (11,029)     (6,785)        (895)      (6,470)         -            -             -
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          162,169     146,700      174,533      297,319     40,079       13,687        14,283
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------

       Net increase (decrease) in net
         assets                                165,838     115,621      173,591      321,502     43,849       13,106        13,914

Net assets at beginning of period              567,234     152,165       98,571      156,765     84,930        9,487         6,332
                                           ------------  ----------  -----------  -----------  ---------  -----------  ------------
Net assets at end of period              $     733,072     267,786      272,162      478,267    128,779       22,593        20,246
                                           ============  ==========  ===========  ===========  =========  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                   Fidelity        s         American Century                    Dreyfus
                                           ---------------------  ------------------------------------  ------------------------
                                                                      VP
                                            VIP III       VIP       Income                                               VIF
                                            Growth &    Equity-        &            VP          VP         Stock      Disciplined
                                             Income     Income      Growth      International  Value       Index        Stock
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       412        433         (491)          (30)      (215)          60         (170)
     Net realized gain (loss)                  7,167      2,659          102             2        108          308          236
     Change in unrealized appreciation       (10,054)    (4,365)       1,123          (280)    (4,115)       6,341        2,624
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------
       Net increase (decrease) from
         operations                           (2,475)    (1,273)         734          (308)    (4,222)       6,709        2,690
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------

Contract transactions:
   Cova payments                                   -          -            -             -          -            -            -
   Cova redemptions                                -          -            -             -          -            -            -
   Payments received from contract
     owners                                    9,345          -      219,006         9,466     99,248       87,925       40,000
   Transfers between sub-accounts
     (including fixed account), net            5,120      4,460        5,252         3,712     28,636       25,649       (2,269)
   Transfers for contract benefits and
     terminations                                  -          -       (1,730)            -       (665)        (712)        (773)
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         14,465      4,460      222,528        13,178    127,219      112,862       36,958
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------

       Net increase (decrease) in net
         assets                               11,990      3,187      223,262        12,870    122,997      119,571       39,648

Net assets at beginning of period             91,914     38,324       10,501           125      5,231          103          103
                                           ----------  ---------  -----------  ------------  ---------  -----------  -----------
Net assets at end of period              $   103,904     41,511      233,763        12,995    128,228      119,674       39,751
                                           ==========  =========  ===========  ============  =========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                             Dreyfus             INVESCO                             PIMCO
                                           ------------  ----------------------- -----------------------------------------------
                                               VIF                       VIF       High        Low       StocksPLUS     Total
                                             Capital         VIF         High      Yield     Duration    Growth &      Return
                                            Appreciation  Dynamics      Yield      Bond        Bond       Income        Bond
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $        (535)        (716)       (118)        4           3            3          527
     Net realized gain (loss)                       37          373         (20)        -           -            -          (23)
     Change in unrealized appreciation           7,579       17,382         129        (6)          -           (4)         327
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                              7,081       17,039          (9)       (2)          3           (1)         831
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -            -           -         -           -            -            -
   Cova redemptions                                  -            -           -         -           -            -            -
   Payments received from contract
     owners                                    206,299      188,327      20,127         -           -            -       18,356
   Transfers between sub-accounts
     (including fixed account), net              5,414        6,167      (2,309)        -           -            -       (3,513)
   Transfers for contract benefits and
     terminations                                 (958)      (1,054)          -         -           -            -            -
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          210,755      193,440      17,818         -           -            -       14,843
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                217,836      210,479      17,809        (2)          3           (1)      15,674

Net assets at beginning of period                  101       21,750      10,088       101         100          103       15,095
                                           ------------  -----------  ---------- ---------  ----------  -----------  -----------
Net assets at end of period              $     217,937      232,229      27,897        99         103          102       30,769
                                           ============  ===========  ========== =========  ==========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended June 30, 2000
Unaudited



                                                            Scudder
                                                      -------------------

                                                         International            Total
                                                      -------------------  --------------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)                $               (127)            1,129,725
     Net realized gain (loss)                                      4,668             8,382,091
     Change in unrealized appreciation                            (6,771)          (12,730,791)
                                                      -------------------  --------------------
       Net increase (decrease) from
         operations                                               (2,230)           (3,218,975)
                                                      -------------------  --------------------

Contract transactions:
   Cova payments                                                       -                 1,900
   Cova redemptions                                                    -                   (91)
   Payments received from contract
     owners                                                      125,966            10,042,111
   Transfers between sub-accounts
     (including fixed account), net                                4,674            11,246,166
   Transfers for contract benefits and
     terminations                                                   (655)           (4,565,499)
                                                      -------------------  --------------------
       Net increase (decrease) in net
         assets from contract
         transactions                                            129,985            16,724,587
                                                      -------------------  --------------------

       Net increase (decrease) in net
         assets                                                  127,755            13,505,612

Net assets at beginning of period                                  7,267           184,285,263
                                                      -------------------  --------------------
Net assets at end of period                         $            135,022           197,790,875
                                                      ===================  ====================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                       Cova
                                             --------------------------------------------------------------------------------------
                                                                                     VKAC      Lord Abbett
                                                                                    Growth       Growth
                                             Quality       Money       Stock         and          and         Bond      Developing
                                              Income      Market       Index        Income       Income    Debenture      Growth
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------
Income:
   Dividends                                $   27,755         223       13,623       13,703            -     213,945            -
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------

Expenses:
   Mortality and expense risk                      210          73          637          581      541,689     132,874       15,457
   Administrative fee                               25           9           76           70       65,003      15,945        1,855
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------
       Total expenses                              235          82          713          651      606,692     148,819       17,312
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------

       Net investment income (expense)          27,520         141       12,910       13,052     (606,692)     65,126      (17,312)
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (16,883)          -      308,128      112,186       84,440      22,689        3,868
   Realized gain distributions                       -           -      232,665      207,864            -      69,331            -
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------
       Net realized gain (loss)                (16,883)          -      540,793      320,050       84,440      92,020        3,868
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------

Change in unrealized appreciation              (19,209)          -     (491,713)    (316,285)   4,841,111      63,985      402,539
                                             ----------  ----------  -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations             $   (8,572)        141       61,990       16,817    4,318,859     221,131      389,095
                                             ==========  ==========  ===========  ===========  =========== ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                    Cova
                                             --------------------------------------------------------------------------------------

                                               Large                               Small        Large
                                                Cap       Mid-Cap     Quality       Cap          Cap        Select     International
                                              Research     Value       Bond        Stock        Stock       Equity       Equity
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------
Income:
   Dividends                               $      2,277      1,536      81,795       24,018      42,000       53,137        55,097
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------

Expenses:
   Mortality and expense risk                    15,737     14,678      91,927      107,750     375,738      255,866       139,751
   Administrative fee                             1,888      1,761      11,031       12,930      45,088       30,704        16,770
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------
       Total expenses                            17,625     16,439     102,958      120,680     420,826      286,570       156,521
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------

       Net investment income (expense)          (15,348)   (14,903)    (21,163)     (96,662)   (378,826)    (233,433)     (101,424)
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       5,023      8,245      12,963       93,813     451,839      192,962       118,922
   Realized gain distributions                        -          -      40,932            -     916,687    1,803,409       147,249
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------
       Net realized gain (loss)                   5,023      8,245      53,895       93,813   1,368,526    1,996,371       266,171
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------

Change in unrealized appreciation               318,972     59,675    (245,367)   3,442,246   3,428,923     (112,938)    2,686,189
                                             -----------  ---------  ----------  -----------  ----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations            $    308,647     53,017    (212,635)   3,439,397   4,418,623    1,650,000     2,850,936
                                             ===========  =========  ==========  ===========  ==========  ===========  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                GACC      Lord Abbett                            Russell
                                             -----------  ----------  --------------------------------------------------------------

                                                           Growth       Multi-                                              Real
                                               Money         and        Style      Aggressive                  Core        Estate
                                               Market      Income       Equity       Equity       Non-US       Bond      Securities
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                               $          -           -       13,821          924       14,139      98,425        1,818
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                    20,952      10,297       23,704        3,514       10,003      20,437          136
   Administrative fee                             2,514       1,236        2,844          422        1,200       2,452           16
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                            23,466      11,533       26,548        3,936       11,203      22,889          152
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)          (23,466)    (11,533)     (12,727)      (3,012)       2,936      75,536        1,666
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      43,206   4,505,534        3,410          258        8,592     (12,178)           1
   Realized gain distributions                        -           -      153,378        1,632       29,827      55,059            -
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                  43,206   4,505,534      156,788        1,890       38,419      42,881            1
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation                41,929  (2,782,796)     144,413       40,836      257,725    (145,900)        (393)
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations            $     61,669   1,711,205      288,474       39,714      299,080     (27,483)       1,274
                                             ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                          AIM                           Alliance           Liberty    Goldman Sachs
                                            ------------------------------------  ----------------------- -----------  ------------
                                                                                                           Newport
                                                         V.I.          V.I.                      Real       Tiger        Growth
                                             V.I.       Capital     International  Premier      Estate      Fund,          and
                                            Value     Appreciation    Equity       Growth     Investment   Variable      Income
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------
Income:
   Dividends                               $  6,695           604         2,148           -        7,819         263         3,086
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------

Expenses:
   Mortality and expense risk                13,931         3,959         2,744      20,892        2,378         367         2,339
   Administrative fee                         1,671           475           329       2,507          285          44           281
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------
       Total expenses                        15,602         4,434         3,073      23,399        2,663         411         2,620
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------

       Net investment income (expense)       (8,907)       (3,830)         (925)    (23,399)       5,156        (148)          466
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   5,130         1,592           631      27,142       (4,604)        106           359
   Realized gain distributions               35,012        18,846         9,013      21,117            -           -             -
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------
       Net realized gain (loss)              40,142        20,438         9,644      48,259       (4,604)        106           359
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------

Change in unrealized appreciation           311,587       206,131       107,456     463,999      (13,176)     15,947         6,892
                                            --------  ------------  ------------  ----------  ----------- -----------  ------------

       Net increase (decrease) in net
         assets from operations            $342,822       222,739       116,175     488,859      (12,624)     15,905         7,717
                                            ========  ============  ============  ==========  =========== ===========  ============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                  Goldman Sachs                            Kemper                           MFS
                                            -------------------------  -------------------------------------------------  --------
                                                                         Dreman
                                                                          High        Small       Small
                                            International   Global       Return        Cap         Cap      Government
                                              Equity        Income       Equity      Growth       Value     Securities     Bond
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------
Income:
   Dividends                               $      4,983        1,089            1           -       1,730         3,820         3
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------

Expenses:
   Mortality and expense risk                     3,183          412            1         938       2,446         1,895         1
   Administrative fee                               382           49            -         113         293           228         -
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------
       Total expenses                             3,565          461            1       1,051       2,739         2,123         1
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------

       Net investment income (expense)            1,418          628            -      (1,051)     (1,009)        1,697         2
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       1,288           (7)           -       1,110      (2,773)         (721)        -
   Realized gain distributions                   24,795          173            1           -           -             -         -
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------
       Net realized gain (loss)                  26,083          166            1       1,110      (2,773)         (721)        -
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------

Change in unrealized appreciation                59,308       (1,589)         (13)     33,083      10,537          (130)       (4)
                                            ------------  -----------  -----------  ----------  ----------  ------------  --------

       Net increase (decrease) in net
         assets from operations            $     86,809         (795)         (12)     33,142       6,755           846        (2)
                                            ============  ===========  ===========  ==========  ==========  ============  ========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                    MFS                                 Oppenheimer
                                             -------------------------------------------------------------------------  ------------

                                                           Growth                  Emerging
                                                            with      Emerging     Markets       High       Global        Capital
                                              Research     Income      Growth       Equity      Income    Governments   Appreciation
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------
Income:
   Dividends                               $        988      3,199            -           11      8,526           322           262
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------

Expenses:
   Mortality and expense risk                     7,330     13,846       10,888          323      2,132            89         1,470
   Administrative fee                               879      1,662        1,307           39        256            11           176
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------
       Total expenses                             8,209     15,508       12,195          362      2,388           100         1,646
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------

       Net investment income (expense)           (7,221)   (12,309)     (12,195)        (351)     6,138           222        (1,384)
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       2,134      4,845       15,552       (1,742)     1,396           (54)        1,944
   Realized gain distributions                    5,219      3,839            -            -          -             -         2,880
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------
       Net realized gain (loss)                   7,353      8,684       15,552       (1,742)     1,396           (54)        4,824
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------

Change in unrealized appreciation               151,202     71,703      596,456       13,160        414          (431)       53,315
                                             -----------  ---------  -----------  -----------  ---------  ------------  ------------

       Net increase (decrease) in net
         assets from operations            $    151,334     68,078      599,813       11,067      7,948          (263)       56,755
                                             ===========  =========  ===========  ===========  =========  ============  ============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                 Oppenheimer                               Putnam
                                             -----------------------------------------------  -------------------------------------
                                             Main Street                                          VT
                                               Growth                                           Growth         VT
                                                and         High                  Strategic      and          New           VT
                                               Income      Income       Bond         Bond       Income       Value        Vista
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------
Income:
   Dividends                               $        815       8,100      22,575        1,644      15,328            3       22,701
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                     3,304       1,968       6,941          656      15,747          394        2,089
   Administrative fee                               397         236         833           79       1,890           47          251
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------
       Total expenses                             3,701       2,204       7,774          735      17,637          441        2,340
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------

       Net investment income (expense)           (2,886)      5,896      14,801          909      (2,309)        (438)      20,361
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       6,139        (552)     (1,846)        (128)      3,242        1,153        3,690
   Realized gain distributions                    1,373           -       2,168            -      76,488          667            -
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                   7,512        (552)        322         (128)     79,730        1,820        3,690
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation                50,323      (1,438)    (28,165)         265     (94,639)      (1,091)      71,288
                                             -----------  ----------  ----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $     54,949       3,906     (13,042)       1,046     (17,218)         291       95,339
                                             ===========  ==========  ==========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                      Putnam                                Templeton
                                            --------------------------- ------------------------------------------------------------
                                                               VT
                                                VT        International   Global    Franklin                              Developing
                                            International     New        Income      Small      Growth     International   Markets
                                              Growth      Opportunities  Securities   Cap      Securities   Securities    Securities
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------
Income:
   Dividends                               $          -             37         -           -           -         1,767          833
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------

Expenses:
   Mortality and expense risk                    11,652          1,364        37       1,010         628         2,882        1,197
   Administrative fee                             1,398            164         4         121          76           346          144
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------
       Total expenses                            13,050          1,528        41       1,131         704         3,228        1,341
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------

       Net investment income (expense)          (13,050)        (1,491)      (41)     (1,131)       (704)       (1,461)        (508)
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      11,098          3,534         -      44,682        (197)          106        5,858
   Realized gain distributions                        -              -         -           -           -         6,140            -
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------
       Net realized gain (loss)                  11,098          3,534         -      44,682        (197)        6,246        5,858
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------

Change in unrealized appreciation               515,817         91,568        (9)     33,706      14,590        62,767       33,553
                                            ------------  ------------- ---------  ---------- -----------  ------------  -----------

       Net increase (decrease) in net
         assets from operations            $    513,865         93,611       (50)     77,257      13,689        67,552       38,903
                                            ============  ============= =========  ========== ===========  ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                    Templeton                                  Fidelity
                                           -------------------------  -------------------------------------------------------------
                                                          Franklin
                                             Mutual      Large Cap                               VIP III       VIP III      VIP
                                             Shares        Growth        VIP        VIP II        Growth      Growth &    Equity-
                                            Securities   Securities     Growth     Contrafund  Opportunities   Income      Income
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------
Income:
   Dividends                              $        35             -           11           5             14         153        124
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------

Expenses:
   Mortality and expense risk                     616           465          405          58             68         719        350
   Administrative fee                              74            56           49           7              9          86         42
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------
       Total expenses                             690           521          454          65             77         805        392
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------

       Net investment income (expense)           (655)         (521)        (443)        (60)           (63)       (652)      (268)
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (164)           29          212           3              3         180         (8)
   Realized gain distributions                      -             -          688          35             25         306        273
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------
       Net realized gain (loss)                  (164)           29          900          38             28         486        265
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------

Change in unrealized appreciation               1,570        24,948       13,973       1,207            418       4,028     (1,623)
                                           -----------  ------------  -----------  ----------  -------------  ----------  ---------

       Net increase (decrease) in net
         assets from operations           $       751        24,456       14,430       1,185            383       3,862     (1,626)
                                           ===========  ============  ===========  ==========  =============  ==========  =========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                         American Century                      Dreyfus                     INVESCO
                                            -------------------------------------  -------------------------------------  ----------
                                                VP
                                              Income                                              VIF          VIF
                                                 &            VP           VP        Stock     Disciplined   Capital         VIF
                                              Growth      International   Value      Index       Stock     Appreciation    Dynamics
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------
Income:
   Dividends                               $         -              -          -          -            -              1           -
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------

Expenses:
   Mortality and expense risk                        5              -          3          -            -              -           8
   Administrative fee                                1              -          -          -            -              -           1
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------
       Total expenses                                6              -          3          -            -              -           9
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------

       Net investment income (expense)              (6)             -         (3)         -            -              1          (9)
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -              -          -          -            -              -           -
   Realized gain distributions                       -              -          -          -            1              -           -
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------
       Net realized gain (loss)                      -              -          -          -            1              -           -
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------

Change in unrealized appreciation                  407             25        134          3            2              -       1,133
                                            -----------  -------------  ---------  ---------  -----------  -------------  ----------

       Net increase (decrease) in net
         assets from operations            $       401             25        131          3            3              1       1,124
                                            ===========  =============  =========  =========  ===========  =============  ==========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                             INVESCO                        PIMCO                            Scudder
                                            ----------  ------------------------------------------------  ------------

                                              VIF        High        Low        StocksPLUS     Total
                                              High       Yield     Duration      Growth &      Return
                                             Yield       Bond        Bond         Income        Bond      International   Total
                                            ----------  --------  -----------  -------------  ----------  ------------  ----------
Income:
   Dividends                               $        7         1            1              2          36             -      777,978
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------

Expenses:
   Mortality and expense risk                       5         -            -              -           7             3    1,926,156
   Administrative fee                               -         -            -              -           1             -      231,138
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------
       Total expenses                               5         -            -              -           8             3    2,157,294
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------

       Net investment income (expense)              2         1            1              2          28            (3)  (1,379,316)
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -         -            -              -           -             -    6,077,380
   Realized gain distributions                      -         -            -              5           -             -    3,867,097
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------
       Net realized gain (loss)                     -         -            -              5           -             -    9,944,477
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------

Change in unrealized appreciation                 (14)        -           (1)            (4)        (33)          516   14,495,013
                                            ----------  --------  -----------  -------------  ----------  ------------  -----------

       Net increase (decrease) in net
         assets from operations            $      (12)        1            -              3          (5)          513   23,060,174
                                            ==========  ========  ===========  =============  ==========  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                      VKAC      Lord Abbett
                                                                                     Growth       Growth
                                              Quality       Money       Stock         and          and         Bond      Developing
                                               Income      Market       Index        Income       Income     Debenture     Growth
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $     27,520         141       12,910       13,052     (606,692)     65,126      (17,312)
     Net realized gain (loss)                   (16,883)          -      540,793      320,050       84,440      92,020        3,868
     Change in unrealized appreciation          (19,209)          -     (491,713)    (316,285)   4,841,111      63,985      402,539
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                              (8,572)        141       61,990       16,817    4,318,859     221,131      389,095
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                      -           -            -            -            -           -            -
   Cova redemptions                                   -           -            -            -            -           -            -
   Payments received from contract
     owners                                           -           -            -            -      944,389     381,414      194,722
   Transfers between sub-accounts
     (including fixed account), net            (762,919)   (267,611)  (2,368,403)  (2,135,471)  46,839,738   3,039,279      525,525
   Transfers for contract benefits and
     terminations                                     -           -            -            -   (3,002,856)  (1,006,153)    (14,699)
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (762,919)   (267,611)  (2,368,403)  (2,135,471)  44,781,271   2,414,540      705,548
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                (771,491)   (267,470)  (2,306,413)  (2,118,654)  49,100,130   2,635,671    1,094,643

Net assets at beginning of period               771,491     267,470    2,306,413    2,118,654            -   9,200,242      784,997
                                             -----------  ----------  -----------  -----------  -----------  ----------  -----------
Net assets at end of period                $          -           -            -            -   49,100,130   11,835,913   1,879,640
                                             ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                    Cova
                                           ----------------------------------------------------------------------------------------

                                             Large                                 Small       Large
                                              Cap        Mid-Cap      Quality       Cap         Cap         Select     International
                                            Research      Value        Bond        Stock       Stock        Equity       Equity
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $   (15,348)     (14,903)    (21,163)     (96,662)   (378,826)    (233,433)     (101,424)
     Net realized gain (loss)                   5,023        8,245      53,895       93,813   1,368,526    1,996,371       266,171
     Change in unrealized appreciation        318,972       59,675    (245,367)   3,442,246   3,428,923     (112,938)    2,686,189
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------
       Net increase (decrease) from
         operations                           308,647       53,017    (212,635)   3,439,397   4,418,623    1,650,000     2,850,936
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------

Contract transactions:
   Cova payments                                    -            -           -            -           -            -             -
   Cova redemptions                                 -            -           -            -           -            -             -
   Payments received from contract
     owners                                   267,991       87,258     531,392       82,315   1,374,292      724,675       196,744
   Transfers between sub-accounts
     (including fixed account), net           951,597      444,509   1,586,506      260,071   8,980,569    3,816,573     1,146,758
   Transfers for contract benefits and
     terminations                             (34,563)     (39,485)   (594,581)    (790,063) (2,219,709)  (1,316,313)     (535,952)
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                       1,185,025      492,282   1,523,317     (447,677)  8,135,152    3,224,935       807,550
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------

       Net increase (decrease) in net
         assets                             1,493,672      545,299   1,310,682    2,991,720  12,553,775    4,874,935     3,658,486

Net assets at beginning of period             590,022      891,997   5,969,705    8,354,086  22,000,645   17,884,073    10,045,612
                                           -----------  -----------  ----------  ----------- -----------  -----------  ------------
Net assets at end of period               $ 2,083,694    1,437,296   7,280,387   11,345,806  34,554,420   22,759,008    13,704,098
                                           ===========  ===========  ==========  =========== ===========  ===========  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                              GACC      Lord Abbett                             Russell
                                           -----------  ------------  --------------------------------------------------------------

                                                          Growth        Multi-                                              Real
                                             Money          and         Style     Aggressive                   Core        Estate
                                             Market       Income        Equity      Equity       Non-US        Bond      Securities
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $    (23,466)      (11,533)     (12,727)     (3,012)       2,936       75,536        1,666
     Net realized gain (loss)                  43,206     4,505,534      156,788       1,890       38,419       42,881            1
     Change in unrealized appreciation         41,929    (2,782,796)     144,413      40,836      257,725     (145,900)        (393)
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            61,669     1,711,205      288,474      39,714      299,080      (27,483)       1,274
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                    -             -            -           -            -            -          100
   Cova redemptions                                 -             -            -           -            -            -            -
   Payments received from contract
     owners                                   455,426        60,200    1,215,160     190,633      485,053      661,201       25,949
   Transfers between sub-accounts
     (including fixed account), net           672,683   (38,834,205)   1,175,694     179,643      527,338    1,142,901       28,474
   Transfers for contract benefits and
     terminations                            (808,459)      (34,968)    (148,907)    (33,783)     (61,918)    (131,305)        (202)
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         319,650   (38,808,973)   2,241,947     336,493      950,473    1,672,797       54,321
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               381,319   (37,097,768)   2,530,421     376,207    1,249,553    1,645,314       55,595

Net assets at beginning of period           1,439,505    37,097,768      616,473      86,525      204,186      653,798            -
                                           -----------  ------------  ----------- -----------  -----------  -----------  -----------
Net assets at end of period              $  1,820,824             -    3,146,894     462,732    1,453,739    2,299,112       55,595
                                           ===========  ============  =========== ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                          AIM                           Alliance            Liberty    Goldman Sachs
                                          --------------------------------------  -----------------------  ----------  ------------
                                                                                                            Newport
                                                         V.I.          V.I.                      Real        Tiger       Growth
                                            V.I.        Capital     International  Premier      Estate       Fund,         and
                                           Value      Appreciation    Equity       Growth     Investment   Variable      Income
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $   (8,907)       (3,830)         (925)    (23,399)       5,156        (148)          466
     Net realized gain (loss)                40,142        20,438         9,644      48,259       (4,604)        106           359
     Change in unrealized appreciation      311,587       206,131       107,456     463,999      (13,176)     15,947         6,892
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------
       Net increase (decrease) from
         operations                         342,822       222,739       116,175     488,859      (12,624)     15,905         7,717
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------

Contract transactions:
   Cova payments                                  -             -             -           -            -           -             -
   Cova redemptions                            (135)         (117)            -           -            -           -             -
   Payments received from contract
     owners                                 646,993       272,306        53,431     417,182       16,568       2,495        13,612
   Transfers between sub-accounts
     (including fixed account), net       1,658,069       505,453        (4,431)    799,089       50,292           -       132,926
   Transfers for contract benefits and
     terminations                           (26,208)       (1,538)       (2,052)   (128,479)     (10,924)          -        (1,905)
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,278,719       776,104        46,948   1,087,792       55,936       2,495       144,633
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets                           2,621,541       998,843       163,123   1,576,651       43,312      18,400       152,350

Net assets at beginning of period            37,459        65,732       174,213     919,176      176,625      22,242       129,917
                                          ----------  ------------  ------------  ----------  -----------  ----------  ------------
Net assets at end of period              $2,659,000     1,064,575       337,336   2,495,827      219,937      40,642       282,267
                                          ==========  ============  ============  ==========  ===========  ==========  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                  Goldman Sachs                             Kemper                          MFS
                                            -----------------------  --------------------------------------------------  ---------
                                                                       Dreman
                                                                        High        Small        Small
                                            International  Global      Return        Cap          Cap      Government
                                              Equity       Income      Equity       Growth       Value     Securities      Bond
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $       1,418        628            -       (1,051)     (1,009)        1,697          2
     Net realized gain (loss)                    26,083        166            1        1,110      (2,773)         (721)         -
     Change in unrealized appreciation           59,308     (1,589)         (13)      33,083      10,537          (130)        (4)
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------
       Net increase (decrease) from
         operations                              86,809       (795)         (12)      33,142       6,755           846         (2)
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------

Contract transactions:
   Cova payments                                      -          -            -            -           -             -          -
   Cova redemptions                                   -          -            -            -           -          (106)         -
   Payments received from contract
     owners                                      24,746          -            -       17,391      46,547        44,475          -
   Transfers between sub-accounts
     (including fixed account), net             111,590      1,800            -       34,658      60,475       163,109          -
   Transfers for contract benefits and
     terminations                                (2,368)       (63)           -       (2,889)    (13,286)      (15,420)         -
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                           133,968      1,737            -       49,160      93,736       192,058          -
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------

       Net increase (decrease) in net
         assets                                 220,777        942          (12)      82,302     100,491       192,904         (2)

Net assets at beginning of period               181,053     32,472          105       44,757     145,943        26,786        105
                                            ------------  ---------  -----------  -----------  ----------  ------------  ---------
Net assets at end of period               $     401,830     33,414           93      127,059     246,434       219,690        103
                                            ============  =========  ===========  ===========  ==========  ============  =========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                  MFS                                  Oppenheimer
                                            -------------------------------------------------------------------------  ------------

                                                         Growth                  Emerging
                                                          with      Emerging     Markets       High        Global        Capital
                                            Research     Income      Growth       Equity      Income     Governments   Appreciation
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $   (7,221)     (12,309)    (12,195)        (351)      6,138           222        (1,384)
     Net realized gain (loss)                  7,353        8,684      15,552       (1,742)      1,396           (54)        4,824
     Change in unrealized appreciation       151,202       71,703     596,456       13,160         414          (431)       53,315
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------
       Net increase (decrease) from
         operations                          151,334       68,078     599,813       11,067       7,948          (263)       56,755
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------

Contract transactions:
   Cova payments                                   -            -           -            -           -             -             -
   Cova redemptions                                -            -           -            -           -             -          (135)
   Payments received from contract
     owners                                  136,206       89,380      81,860        1,988      33,546             -       113,274
   Transfers between sub-accounts
     (including fixed account), net          358,371      537,395     187,443       (5,243)     53,871         8,902        42,735
   Transfers for contract benefits and
     terminations                            (36,613)     (42,012)    (57,128)        (727)     (1,378)       (1,969)       (1,012)
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        457,964      584,763     212,175       (3,982)     86,039         6,933       154,862
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------

       Net increase (decrease) in net
         assets                              609,298      652,841     811,988        7,085      93,987         6,670       211,617

Net assets at beginning of period            316,584      782,358     631,883       27,865     129,014         4,100        61,670
                                            ---------  ----------- -----------  -----------  ----------  ------------  ------------
Net assets at end of period               $  925,882    1,435,199   1,443,871       34,950     223,001        10,770       273,287
                                            =========  =========== ===========  ===========  ==========  ============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                             Oppenheimer                                   Putnam
                                            -----------------------------------------------  ------------------------------------
                                            Main Street                                          VT
                                              Growth                                           Growth        VT
                                               and         High                 Strategic       and          New          VT
                                              Income      Income       Bond        Bond        Income       Value       Vista
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $     (2,886)      5,896     14,801          909       (2,309)       (438)      20,361
     Net realized gain (loss)                    7,512        (552)       322         (128)      79,730       1,820        3,690
     Change in unrealized appreciation          50,323      (1,438)   (28,165)         265      (94,639)     (1,091)      71,288
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                             54,949       3,906    (13,042)       1,046      (17,218)        291       95,339
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                     -           -          -            -            -           -            -
   Cova redemptions                                  -           -          -            -            -           -            -
   Payments received from contract
     owners                                     76,794     107,415     57,943       14,538      133,519      10,334       22,606
   Transfers between sub-accounts
     (including fixed account), net            162,572      46,608    220,942       35,210      588,208      (4,129)     133,827
   Transfers for contract benefits and
     terminations                              (18,819)     (1,231)   (19,740)        (737)    (115,667)     (5,309)     (16,893)
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          220,547     152,792    259,145       49,011      606,060         896      139,540
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                275,496     156,698    246,103       50,057      588,842       1,187      234,879

Net assets at beginning of period              153,884     104,364    489,350       27,279      913,554      23,119       80,253
                                            -----------  ----------  ---------  -----------  -----------  ----------  -----------
Net assets at end of period               $    429,380     261,062    735,453       77,336    1,502,396      24,306      315,132
                                            ===========  ==========  =========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                         Putnam                              Templeton
                                         --------------------------- ---------------------------------------------------------------
                                                      -
                                                            VT
                                              VT       International   Global      Franklin                              Developing
                                         International     New         Income       Small      Growth      International  Markets
                                            Growth     Opportunities  Securities     Cap      Securities   Securities    Securities
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $     (13,050)       (1,491)        (41)    (1,131)        (704)       (1,461)         (508)
     Net realized gain (loss)                  11,098         3,534           -     44,682         (197)        6,246         5,858
     Change in unrealized appreciation        515,817        91,568          (9)    33,706       14,590        62,767        33,553
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------
       Net increase (decrease) from
         operations                           513,865        93,611         (50)    77,257       13,689        67,552        38,903
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------

Contract transactions:
   Cova payments                                    -             -         100        100          100             -             -
   Cova redemptions                                 -             -           -       (122)        (117)         (114)            -
   Payments received from contract
     owners                                   141,900         3,024       5,127      9,200       49,708       121,554        10,245
   Transfers between sub-accounts
     (including fixed account), net           229,893        48,759       2,539    231,115       52,225       318,945        53,093
   Transfers for contract benefits and
     terminations                             (30,601)         (665)          -   (189,520)         104        (1,334)       (3,225)
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                         341,192        51,118       7,766     50,773      102,020       439,051        60,113
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------

       Net increase (decrease) in net
         assets                               855,057       144,729       7,716    128,030      115,709       506,603        99,016

Net assets at beginning of period             663,486        54,626           -          -            -        60,631        53,149
                                         ------------- ------------- -----------  ---------  -----------  ------------  ------------
Net assets at end of period             $   1,518,543       199,355       7,716    128,030      115,709       567,234       152,165
                                         ============= ============= ===========  =========  ===========  ============  ============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                   Templeton                                     Fidelity
                                            ----------------------  ----------------------------------------------------------------
                                                         Franklin
                                             Mutual      Large Cap                              VIP III      VIP III        VIP
                                             Shares       Growth       VIP         VIP II       Growth       Growth &     Equity-
                                            Securities   Securities   Growth     Contrafund   Opportunities   Income       Income
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $     (655)       (521)        (443)         (60)          (63)        (652)        (268)
     Net realized gain (loss)                    (164)         29          900           38            28          486          265
     Change in unrealized appreciation          1,570      24,948       13,973        1,207           418        4,028       (1,623)
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                               751      24,456       14,430        1,185           383        3,862       (1,626)
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                    -         100            -            -             -            -            -
   Cova redemptions                              (121)       (120)           -            -             -            -            -
   Payments received from contract
     owners                                         -           -       41,465        6,405         4,570       41,668        3,029
   Transfers between sub-accounts
     (including fixed account), net            88,846     132,874       22,366          922            35       20,802       28,683
   Transfers for contract benefits and
     terminations                                 (10)       (545)          46            -            (1)          58           (1)
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          88,715     132,309       63,877        7,327         4,604       62,528       31,711
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                                89,466     156,765       78,307        8,512         4,987       66,390       30,085

Net assets at beginning of period               9,105           -        6,623          975         1,345       25,524        8,239
                                            ----------  ----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period                $   98,571     156,765       84,930        9,487         6,332       91,914       38,324
                                            ==========  ==========  ===========  ===========  ============  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                      American Century                         Dreyfus                   INVESCO
                                          -------------------------------------  -------------------------------------- -----------
                                             VP
                                           Income                                                 VIF         VIF
                                              &            VP           VP          Stock      Disciplined  Capital        VIF
                                           Growth      International   Value        Index        Stock    Appreciation   Dynamics
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       (6)            -           (3)           -            -             1          (9)
     Net realized gain (loss)                     -             -            -            -            1             -           -
     Change in unrealized appreciation          407            25          134            3            2             -       1,133
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------
       Net increase (decrease) from
         operations                             401            25          131            3            3             1       1,124
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------

Contract transactions:
   Cova payments                                100           100          100          100          100           100         100
   Cova redemptions                               -             -            -            -            -             -           -
   Payments received from contract
     owners                                  10,000             -        5,000            -            -             -      20,526
   Transfers between sub-accounts
     (including fixed account), net               -             -            -            -            -             -           -
   Transfers for contract benefits and
     terminations                                 -             -            -            -            -             -           -
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        10,100           100        5,100          100          100           100      20,626
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------

       Net increase (decrease) in net
         assets                              10,501           125        5,231          103          103           101      21,750

Net assets at beginning of period                 -             -            -            -            -             -           -
                                          ----------  ------------  -----------  -----------  ----------- ------------- -----------
Net assets at end of period              $   10,501           125        5,231          103          103           101      21,750
                                          ==========  ============  ===========  ===========  =========== ============= ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                             INVESCO                           PIMCO                     Scudder
                                            -----------  --------------------------------------------- ------------
                                               VIF        High       Low      StocksPLUS     Total
                                               High       Yield    Duration    Growth &      Return
                                              Yield       Bond       Bond       Income        Bond     International     Total
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $          2         1          1            2           28           (3)      (1,379,316)
     Net realized gain (loss)                        -         -          -            5            -            -        9,944,477
     Change in unrealized appreciation             (14)        -         (1)          (4)         (33)         516       14,495,013
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------
       Net increase (decrease) from
         operations                                (12)        1          -            3           (5)         513       23,060,174
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------

Contract transactions:
   Cova payments                                   100       100        100          100          100          100            1,800
   Cova redemptions                                  -         -          -            -            -            -           (1,087)
   Payments received from contract
     owners                                     10,000         -          -            -       15,000        6,654       10,819,038
   Transfers between sub-accounts
     (including fixed account), net                  -         -          -            -            -            -       34,060,088
   Transfers for contract benefits and
     terminations                                    -         -          -            -            -            -      (11,523,977)
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------
       Net increase (decrease) in net
         assets from contract
         transactions                           10,100       100        100          100       15,100        6,754       33,355,862
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------

       Net increase (decrease) in net
         assets                                 10,088       101        100          103       15,095        7,267       56,416,036

Net assets at beginning of period                    -         -          -            -            -            -      127,869,227
                                            -----------  --------  ---------  -----------  ----------- ------------  ---------------
Net assets at end of period               $     10,088       101        100          103       15,095        7,267      184,285,263
                                            ===========  ========  =========  ===========  =========== ============  ===============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(1)   ORGANIZATION
      Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFLIC.

            Cova Series Trust (Cova)                                                    10 portfolios
            General American Capital Company (GACC)                                      1 portfolio
            Russell Insurance Funds (Russell)                                            5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
            Liberty Variable Investment Trust (Liberty)                                  1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                       3 portfolios
            Kemper Variable Series (Kemper)                                              4 portfolios
            MFS Variable Insurance Trust (MFS)                                           7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                             5 portfolios
            Putnam Variable Trust (Putnam)                                               5 portfolios
            Franklin Templeton Variable Insurance Products Trust (Templeton)             7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)            5 portfolios
            American Century Variable Portfolios, Inc. (American Century)                3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                           1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                                   2 portfolios
            INVESCO Variable Investment Funds, Inc.                                      2 portfolios
            PIMCO Variable Insurance Trust                                               4 portfolios
            Scudder Variable Life Investment Fund                                        1 portfolio

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A) INVESTMENT VALUATION
          Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFLIC.


(3)    SEPARATE ACCOUNT EXPENSES
       For variable annuity contracts with a contingent deferred sales charge, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 0.85% for the assumption of mortality and expense risks.


(4)    CONTRACT FEES
       For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, CFLIC deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2000, CFLIC deducted surrender fees of $46,542 from the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


       For variable annuity contracts with a sales charge (Series A), CFLIC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                    Owner's           Sales Charge as a % of
                  Investment          Gross Purchase Payment
            ------------------------  ------------------------

            less than $50,000                  5.75%
            $50,000 - $99,999.99               4.50%
            $100,000 - $249,999.99             3.50%
            $250,000 - $499,999.99             2.50%
            $500,000 - $999,999.99             2.00%
            $1,000,000 or more                 1.00%

       CFLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended June 30, 2000, CFLIC deducted contract maintenance and transfer fees of $20,478 from the Separate Account.

       Currently, CFLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                  $ 46,179,324
       Cova Bond Debenture                                   12,173,248
       Cova Developing Growth                                 2,109,369
       Cova Large Cap Research                                2,287,540
       Cova Mid-Cap Value                                     1,568,153
       Cova Quality Bond                                      6,909,329
       Cova Small Cap Stock                                   9,216,953
       Cova Large Cap Stock                                  30,577,707
       Cova Select Equity                                    21,322,362
       Cova International Equity                             11,514,254
       GACC Money Market                                      2,113,366
       Russell Multi-Style Equity                             4,329,452
       Russell Aggressive Equity                                687,466
       Russell Non-US                                         1,810,031
       Russell Core Bond                                      2,747,306
       Russell Real Estate Securities                           169,996
       AIM V.I. Value                                         4,296,695
       AIM V.I. Capital Appreciation                          2,357,153
       AIM V.I. International Equity                            464,083
       Alliance Premier Growth                                3,067,196
       Alliance Real Estate Investment                          380,140
       Liberty Newport Tiger Fund, Variable                      48,325
       Goldman Sachs Growth and Income                          309,463
       Goldman Sachs International Equity                       340,824
       Goldman Sachs Global Income                               45,060
       Kemper Dreman High Return Equity                             108
       Kemper Small Cap Growth                                  139,529
       Kemper Small Cap Value                                   283,360
       Kemper Government Securities                             253,293
       MFS Bond                                                     107
       MFS Research                                             996,909
       MFS Growth with Income                                 1,558,667
       MFS Emerging Growth                                    1,232,423
       MFS Emerging Markets Equity                               26,276
       MFS High Income                                          289,895
       MFS Global Governments                                    13,972
       Oppenheimer Capital Appreciation                         456,580
       Oppenheimer Main Street Growth & Income                  578,860
       Oppenheimer High Income                                  297,110
       Oppenheimer Bond                                         859,909
       Oppenheimer Strategic Bond                                89,416
       Putnam VT Growth and Income                            1,793,200
       Putnam VT New Value                                       35,951
       Putnam VT Vista                                          404,991
       Putnam VT International Growth                         1,638,329
       Putnam VT International New Opportunities                286,771
       Templeton Global Income Securities                        14,397
       Franklin Small Cap                                       841,683
       Templeton Growth Securities                              280,826
       Templeton International Securities                       743,664
       Templeton Developing Markets Securities                  263,558
       Templeton Mutual Shares Securities                       272,844
       Franklin Large Cap Growth Securities                     446,808
       Fidelity VIP Growth                                      119,545
       Fidelity VIP II Contrafund                                22,987
       Fidelity VIP III Growth Opportunities                     21,476
       Fidelity VIP III Growth & Income                         106,154
       Fidelity VIP Equity-Income                                46,867
       American Century VP Income & Growth                      232,809
       American Century VP International                         13,281
       American Century VP Value                                132,512
       Dreyfus Stock Index                                      113,705
       Dreyfus VIF Disciplined Stock                             37,274
       Dreyfus VIF Capital Appreciation                         210,817
       INVESCO VIF Dynamics                                     213,852
       INVESCO VIF High Yield                                    27,799
       PIMCO High Yield Bond                                        105
       PIMCO Low Duration Bond                                      104
       PIMCO StocksPLUS Growth & Income                             110
       PIMCO Total Return Bond                                   30,501
       Scudder International                                    141,638
                                                        ----------------
                                                          $ 182,595,767
                                                        ================

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                Commenced                        Sub-account Accumulation Unit Value
                                                               --------------------------------------------------------------------
                                               Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------    -----------   -----------   -----------   -----------   ------------
      Cova Lord Abbett Growth and Income          01/08/99   $  38.332363     39.456973             -             -              -
      Cova Bond Debenture                         05/20/96      13.863769     13.765395     13.496510     12.881799      11.294929
      Cova Developing Growth                      11/07/97      12.662547     14.452893     11.067868     10.527555              -
      Cova Large Cap Research                     02/17/98      13.839381     14.635794     11.825638             -              -
      Cova Mid-Cap Value                          11/07/97      12.717054     10.875543     10.437956     10.467957              -
      Cova Quality Bond                           05/20/96      11.904337     11.567172     11.914509     11.155144      10.368767
      Cova Small Cap Stock                        05/15/96      17.951629     17.932499     12.582885     13.491493      11.308427
      Cova Large Cap Stock                        05/16/96      21.909614     22.548971     19.428505     14.889464      11.334982
      Cova Select Equity                          05/15/96      18.072905     18.384684     16.987203     14.053503      10.838053
      Cova International Equity                   05/14/96      15.563493     16.333932     12.889314     11.462436      10.967004
      GACC Money Market                           12/04/97      11.796561     11.525403     11.109949     10.667017              -
      Russell Multi-Style Equity                  12/31/97      13.977885     14.719616     12.740123     10.000000              -
      Russell Aggressive Equity                   12/31/97      10.742768     10.461908     10.001283     10.000000              -
      Russell Non-US                              12/31/97      13.922578     14.706241     11.182808     10.000000              -
      Russell Core Bond                           12/31/97      10.728280     10.419502     10.631124     10.000000              -
      Russell Real Estate Securities              07/01/99      10.437504      9.395293      0.000000      0.000000              -
      AIM V.I. Value                              12/31/97      16.587347     16.748633     13.075597     10.000000              -
      AIM V.I. Capital Appreciation               12/31/97      18.086546     16.827440     11.800084     10.000000              -
      AIM V.I. International Equity               12/31/97      15.455037     17.458837     11.418467     10.000000              -
      Alliance Premier Growth                     12/31/97      19.525610     19.075994     14.620511     10.000000              -
      Alliance Real Estate Investment             12/31/97       8.620668      7.486033      8.000583     10.000000              -
      Liberty Newport Tiger Fund, Variable        12/31/97      15.234527     15.397535      9.278784     10.000000              -
      Goldman Sachs Growth and Income             03/31/98      10.306101     10.302541      9.911702             -              -
      Goldman Sachs International Equity          03/31/98      14.506992     14.844433     11.416783             -              -
      Goldman Sachs Global Income                 03/31/98      10.824830     10.556976     10.815310             -              -
      Kemper Dreman High Return Equity            05/15/98       9.433000      9.270000     10.489000             -              -
      Kemper Small Cap Growth                     12/31/97      16.768570     15.505196     11.687795     10.000000              -
      Kemper Small Cap Value                      12/31/97       8.658682      8.886027      8.770360     10.000000              -
      Kemper Government Securities                12/31/97      10.896008     10.558404     10.634608     10.000000              -
      MFS Bond                                    05/15/98      10.533000     10.288000     10.509000             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                Commenced             Sub-account Accumulation Unit Net Assets (in thousands)
                                                               --------------------------------------------------------------------
                                               Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------    -----------   -----------   -----------   -----------   ------------
      Cova Lord Abbett Growth and Income          01/08/99   $     48,283        49,100             -             -              -
      Cova Bond Debenture                         05/20/96         11,815        11,836         9,200         4,475            447
      Cova Developing Growth                      11/07/97          2,196         1,880           785            64              -
      Cova Large Cap Research                     02/17/98          2,339         2,084           590             -              -
      Cova Mid-Cap Value                          11/07/97          1,861         1,437           892            89              -
      Cova Quality Bond                           05/20/96          6,755         7,280         5,970         2,617            669
      Cova Small Cap Stock                        05/15/96         12,072        11,346         8,354         6,578          1,279
      Cova Large Cap Stock                        05/16/96         34,824        34,554        22,001        10,224          1,431
      Cova Select Equity                          05/15/96         22,433        22,759        17,884         9,845          2,011
      Cova International Equity                   05/14/96         13,497        13,704        10,046         6,351          1,360
      GACC Money Market                           12/04/97          2,194         1,821         1,440           150              -
      Russell Multi-Style Equity                  12/31/97          4,276         3,147           616             -              -
      Russell Aggressive Equity                   12/31/97            732           463            87             -              -
      Russell Non-US                              12/31/97          1,935         1,454           204             -              -
      Russell Core Bond                           12/31/97          2,684         2,299           654             -              -
      Russell Real Estate Securities              07/01/99            184            56             -             -              -
      AIM V.I. Value                              12/31/97          4,438         2,659            37             -              -
      AIM V.I. Capital Appreciation               12/31/97          2,606         1,065            66             -              -
      AIM V.I. International Equity               12/31/97            517           337           174             -              -
      Alliance Premier Growth                     12/31/97          3,579         2,496           919             -              -
      Alliance Real Estate Investment             12/31/97            377           220           177             -              -
      Liberty Newport Tiger Fund, Variable        12/31/97             66            41            22             -              -
      Goldman Sachs Growth and Income             03/31/98            309           282           130             -              -
      Goldman Sachs International Equity          03/31/98            394           402           181             -              -
      Goldman Sachs Global Income                 03/31/98             44            33            32             -              -
      Kemper Dreman High Return Equity            05/15/98              -             -             -             -              -
      Kemper Small Cap Growth                     12/31/97            173           127            45             -              -
      Kemper Small Cap Value                      12/31/97            275           246           146             -              -
      Kemper Government Securities                12/31/97            247           220            27             -              -
      MFS Bond                                    05/15/98              -             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                  Commenced                      Sub-account Accumulation Unit Value
                                                                 -------------------------------------------------------------------
                                                 Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      MFS Research                                  12/31/97   $  15.728023     14.897867     12.179142     10.000000              -
      MFS Growth with Income                        12/31/97      12.680932     12.703932     12.075079     10.000000              -
      MFS Emerging Growth                           12/31/97      22.392669     23.079105     13.244101     10.000000              -
      MFS Emerging Markets Equity                   12/31/97       8.490029      8.967637      6.581757     10.000000              -
      MFS High Income                               12/31/97      10.306573     10.352934      9.863111     10.000000              -
      MFS Global Governments                        12/31/97      10.327628     10.252619     10.663503     10.000000              -
      Oppenheimer Capital Appreciation              12/31/97      18.584199     17.103249     12.244057     10.000000              -
      Oppenheimer Main Street Growth & Income       12/31/97      12.347253     12.409773     10.340279     10.000000              -
      Oppenheimer High Income                       12/31/97      10.055083     10.189165      9.907918     10.000000              -
      Oppenheimer Bond                              12/31/97      10.373713     10.246949     10.551643     10.000000              -
      Oppenheimer Strategic Bond                    12/31/97      10.415097     10.306821     10.164797     10.000000              -
      Putnam VT Growth and Income                   12/31/97      11.010732     11.422706     11.403244     10.000000              -
      Putnam VT New Value                           12/31/97      10.616631     10.379438     10.498075     10.000000              -
      Putnam VT Vista                               12/31/97      20.545155     17.797452     11.804097     10.000000              -
      Putnam VT International Growth                12/31/97      18.510367     18.522808     11.729428     10.000000              -
      Putnam VT International New Opportunities     12/31/97      19.194182     22.858952     11.420772     10.000000              -
      Templeton Global Income Securities            03/01/99       9.739731      9.702219             -             -              -
      Franklin Small Cap                            03/01/99      18.368325     17.718917             -             -              -
      Templeton Growth Securities                   03/02/99      13.694404     13.322067             -             -              -
      Templeton International Securities            09/21/98      11.144004     11.157985      9.149729             -              -
      Templeton Developing Markets Securities       09/21/98       9.467613     11.479237      7.557531             -              -
      Templeton Mutual Shares Securities            09/21/98      10.413965     10.433275      9.646506             -              -
      Franklin Large Cap Growth Securities          03/01/99      16.270512     14.687812             -             -              -
      Fidelity VIP Growth                           02/17/98      18.559230     17.780613     13.115493             -              -
      Fidelity VIP II Contrafund                    02/17/98      14.930844     15.235791     12.429344             -              -
      Fidelity VIP III Growth Opportunities         02/17/98      11.618022     12.142823     11.814000             -              -
      Fidelity VIP III Growth & Income              02/17/98      12.814443     13.198268     12.259160             -              -
      Fidelity VIP Equity-Income                    02/17/98      10.821363     11.196008     10.674283             -              -
      American Century VP Income & Growth           11/19/99       9.884945     10.324878             -             -              -
      American Century VP International             11/19/99      11.711608     12.517000             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                  Commenced               Sub-account Accumulation Unit Net Assets (in thousands)
                                                                 -------------------------------------------------------------------
                                                 Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      MFS Research                                  12/31/97   $      1,167           926           317             -              -
      MFS Growth with Income                        12/31/97          1,678         1,435           782             -              -
      MFS Emerging Growth                           12/31/97          1,764         1,444           632             -              -
      MFS Emerging Markets Equity                   12/31/97             30            35            28             -              -
      MFS High Income                               12/31/97            269           223           129             -              -
      MFS Global Governments                        12/31/97             13            11             4             -              -
      Oppenheimer Capital Appreciation              12/31/97            526           273            62             -              -
      Oppenheimer Main Street Growth & Income       12/31/97            603           429           154             -              -
      Oppenheimer High Income                       12/31/97            266           261           104             -              -
      Oppenheimer Bond                              12/31/97            802           735           489             -              -
      Oppenheimer Strategic Bond                    12/31/97             84            77            27             -              -
      Putnam VT Growth and Income                   12/31/97          1,548         1,502           914             -              -
      Putnam VT New Value                           12/31/97             35            24            23             -              -
      Putnam VT Vista                               12/31/97            539           315            80             -              -
      Putnam VT International Growth                12/31/97          1,986         1,519           663             -              -
      Putnam VT International New Opportunities     12/31/97            316           199            55             -              -
      Templeton Global Income Securities            03/01/99             14             8             -             -              -
      Franklin Small Cap                            03/01/99            844           128             -             -              -
      Templeton Growth Securities                   03/02/99            225           116             -             -              -
      Templeton International Securities            09/21/98            733           567            61             -              -
      Templeton Developing Markets Securities       09/21/98            268           152            53             -              -
      Templeton Mutual Shares Securities            09/21/98            272            99             9             -              -
      Franklin Large Cap Growth Securities          03/01/99            426           157             -             -              -
      Fidelity VIP Growth                           02/17/98            129            85             7             -              -
      Fidelity VIP II Contrafund                    02/17/98             23             9             1             -              -
      Fidelity VIP III Growth Opportunities         02/17/98             20             6             1             -              -
      Fidelity VIP III Growth & Income              02/17/98            104            92            26             -              -
      Fidelity VIP Equity-Income                    02/17/98             42            38             8             -              -
      American Century VP Income & Growth           11/19/99            234            11             -             -              -
      American Century VP International             11/19/99             13             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                  Commenced                         Sub-account Accumulation Unit Value
                                                                 -------------------------------------------------------------------
                                                 Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      American Century VP Value                     11/19/99   $   9.139577      9.586953             -             -              -
      Dreyfus Stock Index                           11/19/99      10.217333     10.336000             -             -              -
      Dreyfus VIF Disciplined Stock                 11/19/99      10.283599     10.306000             -             -              -
      Dreyfus VIF Capital Appreciation              11/19/99      10.349457     10.128000             -             -              -
      INVESCO VIF Dynamics                          11/19/99      12.586676     11.148744             -             -              -
      INVESCO VIF High Yield                        11/19/99       9.920855     10.122749             -             -              -
      PIMCO High Yield Bond                         11/19/99       9.928000     10.078000             -             -              -
      PIMCO Low Duration Bond                       11/19/99      10.252000      9.969000             -             -              -
      PIMCO StocksPLUS Growth & Income              11/19/99      10.154000     10.311000             -             -              -
      PIMCO Total Return Bond                       11/19/99      10.160983      9.898482             -             -              -
      Scudder International                         11/19/99      10.295987     11.637458             -             -              -
      Cova Lord Abbett Growth and Income Series A   03/01/00      10.717190             -             -             -              -
      Cova Bond Debenture Series A                  03/01/00       9.969311             -             -             -              -
      Cova Developing Growth Series A               03/01/00       8.334000             -             -             -              -
      Cova Large Cap Research Series A              03/01/00      10.523000             -             -             -              -
      Cova Mid-Cap Value Series A                   03/01/00      12.064404             -             -             -              -
      Cova Quality Bond Series A                    03/01/00      10.263000             -             -             -              -
      Cova Small Cap Stock Series A                 03/01/00       8.186153             -             -             -              -
      Cova Large Cap Stock Series A                 03/01/00      10.460972             -             -             -              -
      Cova Select Equity Series A                   03/01/00      10.524000             -             -             -              -
      Cova International Equity Series A            03/01/00       9.365403             -             -             -              -
      GACC Money Market Series A                    03/01/00      10.193000             -             -             -              -
      AIM V.I. Value Series A                       03/01/00       9.730831             -             -             -              -
      AIM V.I. Capital Appreciation Series A        03/01/00       9.551887             -             -             -              -
      AIM V.I. International Equity Series A        03/01/00       9.569000             -             -             -              -
      Templeton Global Income Securities Series A   03/01/00      10.131000             -             -             -              -
      Franklin Small Cap Series A                   03/01/00       8.953000             -             -             -              -
      Templeton Growth Securities Series A          03/01/00      10.055047             -             -             -              -
      Templeton International Securities Series A   03/01/00      10.300000             -             -             -              -
      Franklin Large Cap Growth Securities Series A 03/01/00      10.279387             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                  Commenced             Sub-account Accumulation Unit Net Assets (in thousands)
                                                                 -------------------------------------------------------------------
                                                 Operations       6/30/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 ------------    -----------   -----------   -----------   -----------   -----------

      American Century VP Value                     11/19/99   $        128             5             -             -              -
      Dreyfus Stock Index                           11/19/99            120             -             -             -              -
      Dreyfus VIF Disciplined Stock                 11/19/99             40             -             -             -              -
      Dreyfus VIF Capital Appreciation              11/19/99            218             -             -             -              -
      INVESCO VIF Dynamics                          11/19/99            232            22             -             -              -
      INVESCO VIF High Yield                        11/19/99             28            10             -             -              -
      PIMCO High Yield Bond                         11/19/99              -             -             -             -              -
      PIMCO Low Duration Bond                       11/19/99              -             -             -             -              -
      PIMCO StocksPLUS Growth & Income              11/19/99              -             -             -             -              -
      PIMCO Total Return Bond                       11/19/99             31            15             -             -              -
      Scudder International                         11/19/99            135             7             -             -              -
      Cova Lord Abbett Growth and Income Series A   03/01/00             71             -             -             -              -
      Cova Bond Debenture Series A                  03/01/00             49             -             -             -              -
      Cova Developing Growth Series A               03/01/00              -             -             -             -              -
      Cova Large Cap Research Series A              03/01/00              -             -             -             -              -
      Cova Mid-Cap Value Series A                   03/01/00             13             -             -             -              -
      Cova Quality Bond Series A                    03/01/00              -             -             -             -              -
      Cova Small Cap Stock Series A                 03/01/00             41             -             -             -              -
      Cova Large Cap Stock Series A                 03/01/00             76             -             -             -              -
      Cova Select Equity Series A                   03/01/00              -             -             -             -              -
      Cova International Equity Series A            03/01/00             61             -             -             -              -
      GACC Money Market Series A                    03/01/00              -             -             -             -              -
      AIM V.I. Value Series A                       03/01/00            143             -             -             -              -
      AIM V.I. Capital Appreciation Series A        03/01/00             89             -             -             -              -
      AIM V.I. International Equity Series A        03/01/00              -             -             -             -              -
      Templeton Global Income Securities Series A   03/01/00              -             -             -             -              -
      Franklin Small Cap Series A                   03/01/00              -             -             -             -              -
      Templeton Growth Securities Series A          03/01/00             40             -             -             -              -
      Templeton International Securities Series A   03/01/00              -             -             -             -              -
      Franklin Large Cap Growth Securities Series A 03/01/00             52             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced                    Sub-account Accumulation Unit Total Return
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      Cova Lord Abbett Growth and Income            01/08/99         -2.85%         9.90%             -             -              -
      Cova Bond Debenture                           05/20/96          0.71%         1.99%         4.77%        14.05%         11.32%
      Cova Developing Growth                        11/07/97        -12.39%        30.58%         5.13%        -2.80%              -
      Cova Large Cap Research                       02/17/98         -5.44%        23.76%         9.94%             -              -
      Cova Mid-Cap Value                            11/07/97         16.93%         4.19%        -0.29%         4.17%              -
      Cova Quality Bond                             05/20/96          2.92%        -2.92%         6.81%         7.58%          4.20%
      Cova Small Cap Stock                          05/15/96          0.11%        42.52%        -6.74%        19.31%          3.69%
      Cova Large Cap Stock                          05/16/96         -2.84%        16.06%        30.49%        31.36%         11.62%
      Cova Select Equity                            05/15/96         -1.70%         8.23%        20.88%        29.67%          6.76%
      Cova International Equity                     05/14/96         -4.72%        26.73%        12.45%         4.52%          8.60%
      GACC Money Market                             12/04/97          2.35%         3.74%         4.15%         0.34%              -
      Russell Multi-Style Equity                    12/31/97         -5.04%        15.54%        27.40%             -              -
      Russell Aggressive Equity                     12/31/97          2.68%         4.61%         0.01%             -              -
      Russell Non-US                                12/31/97         -5.33%        31.51%        11.83%             -              -
      Russell Core Bond                             12/31/97          2.96%        -1.99%         6.31%             -              -
      Russell Real Estate Securities                07/01/99         11.09%        -6.05%             -             -              -
      AIM V.I. Value                                12/31/97         -0.96%        28.09%        30.76%             -              -
      AIM V.I. Capital Appreciation                 12/31/97          7.48%        42.60%        18.00%             -              -
      AIM V.I. International Equity                 12/31/97        -11.48%        52.90%        14.19%             -              -
      Alliance Premier Growth                       12/31/97          2.36%        30.47%        46.21%             -              -
      Alliance Real Estate Investment               12/31/97         15.16%        -6.43%       -19.99%             -              -
      Liberty Newport Tiger Fund, Variable          12/31/97         -1.06%        65.94%        -7.21%             -              -
      Goldman Sachs Growth and Income               03/31/98          0.04%         3.94%       -11.60%             -              -
      Goldman Sachs International Equity            03/31/98         -2.27%        30.02%         1.94%             -              -
      Goldman Sachs Global Income                   03/31/98          2.54%        -2.39%         6.53%             -              -
      Kemper Dreman High Return Equity              05/15/98          1.76%       -11.62%         4.89%             -              -
      Kemper Small Cap Growth                       12/31/97          8.15%        32.66%        16.88%             -              -
      Kemper Small Cap Value                        12/31/97         -2.56%         1.32%       -12.30%             -              -
      Kemper Government Securities                  12/31/97          3.20%        -0.72%         6.35%             -              -
      MFS Bond                                      05/15/98          2.38%        -2.10%         5.09%             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced               Sub-Account Expenses as a % of Average Net Assets*
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      Cova Lord Abbett Growth and Income            01/08/99          1.40%         1.40%             -             -              -
      Cova Bond Debenture                           05/20/96          1.40%         1.40%         1.40%         1.40%          1.40%
      Cova Developing Growth                        11/07/97          1.40%         1.40%         1.40%         1.40%              -
      Cova Large Cap Research                       02/17/98          1.40%         1.40%         1.40%             -              -
      Cova Mid-Cap Value                            11/07/97          1.40%         1.40%         1.40%         1.40%              -
      Cova Quality Bond                             05/20/96          1.40%         1.40%         1.40%         1.40%          1.40%
      Cova Small Cap Stock                          05/15/96          1.40%         1.40%         1.40%         1.40%          1.40%
      Cova Large Cap Stock                          05/16/96          1.40%         1.40%         1.40%         1.40%          1.40%
      Cova Select Equity                            05/15/96          1.40%         1.40%         1.40%         1.40%          1.40%
      Cova International Equity                     05/14/96          1.40%         1.40%         1.40%         1.40%          1.40%
      GACC Money Market                             12/04/97          1.40%         1.40%         1.40%         1.40%              -
      Russell Multi-Style Equity                    12/31/97          1.40%         1.40%         1.40%             -              -
      Russell Aggressive Equity                     12/31/97          1.40%         1.40%         1.40%             -              -
      Russell Non-US                                12/31/97          1.40%         1.40%         1.40%             -              -
      Russell Core Bond                             12/31/97          1.40%         1.40%         1.40%             -              -
      Russell Real Estate Securities                07/01/99          1.40%         1.40%             -             -              -
      AIM V.I. Value                                12/31/97          1.40%         1.40%         1.40%             -              -
      AIM V.I. Capital Appreciation                 12/31/97          1.40%         1.40%         1.40%             -              -
      AIM V.I. International Equity                 12/31/97          1.40%         1.40%         1.40%             -              -
      Alliance Premier Growth                       12/31/97          1.40%         1.40%         1.40%             -              -
      Alliance Real Estate Investment               12/31/97          1.40%         1.40%         1.40%             -              -
      Liberty Newport Tiger Fund, Variable          12/31/97          1.40%         1.40%         1.39%             -              -
      Goldman Sachs Growth and Income               03/31/98          1.40%         1.40%         1.40%             -              -
      Goldman Sachs International Equity            03/31/98          1.40%         1.40%         1.40%             -              -
      Goldman Sachs Global Income                   03/31/98          1.40%         1.40%         1.40%             -              -
      Kemper Dreman High Return Equity              05/15/98          1.40%         1.40%         0.55%             -              -
      Kemper Small Cap Growth                       12/31/97          1.40%         1.40%         1.40%             -              -
      Kemper Small Cap Value                        12/31/97          1.40%         1.40%         1.40%             -              -
      Kemper Government Securities                  12/31/97          1.40%         1.40%         1.38%             -              -
      MFS Bond                                      05/15/98          1.40%         1.40%         0.52%             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced                     Sub-account Accumulation Unit Total Return
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      MFS Research                                  12/31/97          5.57%        22.32%        21.79%             -              -
      MFS Growth with Income                        12/31/97         -0.18%         5.21%        20.75%             -              -
      MFS Emerging Growth                           12/31/97         -2.97%        74.26%        32.44%             -              -
      MFS Emerging Markets Equity                   12/31/97         -5.33%        36.25%       -34.18%             -              -
      MFS High Income                               12/31/97         -0.45%         4.97%        -1.37%             -              -
      MFS Global Governments                        12/31/97          0.73%        -3.85%         6.63%             -              -
      Oppenheimer Capital Appreciation              12/31/97          8.66%        39.69%        22.44%             -              -
      Oppenheimer Main Street Growth & Income       12/31/97         -0.50%        20.01%         3.40%             -              -
      Oppenheimer High Income                       12/31/97         -1.32%         2.84%        -0.92%             -              -
      Oppenheimer Bond                              12/31/97          1.24%        -2.89%         5.52%             -              -
      Oppenheimer Strategic Bond                    12/31/97          1.05%         1.40%         1.65%             -              -
      Putnam VT Growth and Income                   12/31/97         -3.61%         0.17%        14.03%             -              -
      Putnam VT New Value                           12/31/97          2.29%        -1.13%         4.98%             -              -
      Putnam VT Vista                               12/31/97         15.44%        50.77%        18.04%             -              -
      Putnam VT International Growth                12/31/97         -0.07%        57.92%        17.29%             -              -
      Putnam VT International New Opportunities     12/31/97        -16.03%       100.15%        14.21%             -              -
      Templeton Global Income Securities            03/01/99         -0.70%        -2.98%             -             -              -
      Franklin Small Cap                            03/01/99         -2.00%        77.19%             -             -              -
      Templeton Growth Securities                   03/02/99        -15.77%        33.22%             -             -              -
      Templeton International Securities            09/21/98         -0.12%        21.95%        15.92%             -              -
      Templeton Developing Markets Securities       09/21/98        -17.52%        51.89%        33.87%             -              -
      Templeton Mutual Shares Securities            09/21/98         -4.75%         8.16%        11.61%             -              -
      Franklin Large Cap Growth Securities          03/01/99          4.96%        46.88%             -             -              -
      Fidelity VIP Growth                           02/17/98          4.38%        35.57%        31.16%             -              -
      Fidelity VIP II Contrafund                    02/17/98         -2.00%        22.58%        24.29%             -              -
      Fidelity VIP III Growth Opportunities         02/17/98         -4.32%         2.78%        18.14%             -              -
      Fidelity VIP III Growth & Income              02/17/98         -2.91%         7.66%        22.59%             -              -
      Fidelity VIP Equity-Income                    02/17/98         -3.35%         4.89%         6.74%             -              -
      American Century VP Income & Growth           11/19/99         -4.26%         3.25%             -             -              -
      American Century VP International             11/19/99         -6.43%        25.17%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced                 Sub-Account Expenses as a % of Average Net Assets*
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      MFS Research                                  12/31/97          1.40%         1.40%         1.40%             -              -
      MFS Growth with Income                        12/31/97          1.40%         1.40%         1.40%             -              -
      MFS Emerging Growth                           12/31/97          1.40%         1.40%         1.40%             -              -
      MFS Emerging Markets Equity                   12/31/97          1.40%         1.40%         1.40%             -              -
      MFS High Income                               12/31/97          1.40%         1.40%         1.40%             -              -
      MFS Global Governments                        12/31/97          1.40%         1.40%         1.37%             -              -
      Oppenheimer Capital Appreciation              12/31/97          1.40%         1.40%         1.40%             -              -
      Oppenheimer Main Street Growth & Income       12/31/97          1.40%         1.40%         1.40%             -              -
      Oppenheimer High Income                       12/31/97          1.40%         1.40%         1.40%             -              -
      Oppenheimer Bond                              12/31/97          1.40%         1.40%         1.40%             -              -
      Oppenheimer Strategic Bond                    12/31/97          1.40%         1.40%         1.40%             -              -
      Putnam VT Growth and Income                   12/31/97          1.40%         1.40%         1.40%             -              -
      Putnam VT New Value                           12/31/97          1.40%         1.40%         1.40%             -              -
      Putnam VT Vista                               12/31/97          1.40%         1.40%         1.40%             -              -
      Putnam VT International Growth                12/31/97          1.40%         1.40%         1.40%             -              -
      Putnam VT International New Opportunities     12/31/97          1.40%         1.40%         1.40%             -              -
      Templeton Global Income Securities            03/01/99          1.40%         1.40%             -             -              -
      Franklin Small Cap                            03/01/99          1.40%         1.40%             -             -              -
      Templeton Growth Securities                   03/02/99          1.40%         1.40%             -             -              -
      Templeton International Securities            09/21/98          1.40%         1.40%         1.40%             -              -
      Templeton Developing Markets Securities       09/21/98          1.40%         1.40%         1.40%             -              -
      Templeton Mutual Shares Securities            09/21/98          1.40%         1.40%         1.32%             -              -
      Franklin Large Cap Growth Securities          03/01/99          1.40%         1.40%             -             -              -
      Fidelity VIP Growth                           02/17/98          1.40%         1.40%         1.35%             -              -
      Fidelity VIP II Contrafund                    02/17/98          1.40%         1.40%         0.75%             -              -
      Fidelity VIP III Growth Opportunities         02/17/98          1.40%         1.40%         0.52%             -              -
      Fidelity VIP III Growth & Income              02/17/98          1.40%         1.40%         1.39%             -              -
      Fidelity VIP Equity-Income                    02/17/98          1.40%         1.40%         1.34%             -              -
      American Century VP Income & Growth           11/19/99          1.40%         1.40%             -             -              -
      American Century VP International             11/19/99          1.40%         1.40%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced                   Sub-account Accumulation Unit Total Return
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      American Century VP Value                     11/19/99         -4.67%        -4.13%             -             -              -
      Dreyfus Stock Index                           11/19/99         -1.15%         3.36%             -             -              -
      Dreyfus VIF Disciplined Stock                 11/19/99         -0.22%         3.06%             -             -              -
      Dreyfus VIF Capital Appreciation              11/19/99          2.19%         1.28%             -             -              -
      INVESCO VIF Dynamics                          11/19/99         12.90%        11.49%             -             -              -
      INVESCO VIF High Yield                        11/19/99         -1.99%         1.23%             -             -              -
      PIMCO High Yield Bond                         11/19/99         -1.49%         0.78%             -             -              -
      PIMCO Low Duration Bond                       11/19/99          2.84%        -0.31%             -             -              -
      PIMCO StocksPLUS Growth & Income              11/19/99         -1.52%         3.11%             -             -              -
      PIMCO Total Return Bond                       11/19/99          2.65%        -1.02%             -             -              -
      Scudder International                         11/19/99        -11.53%        16.38%             -             -              -
      Cova Lord Abbett Growth and Income Series A   03/01/00         -2.50%             -             -             -              -
      Cova Bond Debenture Series A                  03/01/00          1.06%             -             -             -              -
      Cova Developing Growth Series A               03/01/00        -12.09%             -             -             -              -
      Cova Large Cap Research Series A              03/01/00         -5.09%             -             -             -              -
      Cova Mid-Cap Value Series A                   03/01/00         17.36%             -             -             -              -
      Cova Quality Bond Series A                    03/01/00          3.32%             -             -             -              -
      Cova Small Cap Stock Series A                 03/01/00          0.42%             -             -             -              -
      Cova Large Cap Stock Series A                 03/01/00         -2.53%             -             -             -              -
      Cova Select Equity Series A                   03/01/00         -1.33%             -             -             -              -
      Cova International Equity Series A            03/01/00         -4.38%             -             -             -              -
      GACC Money Market Series A                    03/01/00          2.78%             -             -             -              -
      AIM V.I. Value Series A                       03/01/00         -0.62%             -             -             -              -
      AIM V.I. Capital Appreciation Series A        03/01/00          7.86%             -             -             -              -
      AIM V.I. International Equity Series A        03/01/00        -12.31%             -             -             -              -
      Templeton Global Income Securities Series A   03/01/00         -0.36%             -             -             -              -
      Franklin Small Cap Series A                   03/01/00         -1.66%             -             -             -              -
      Templeton Growth Securities Series A          03/01/00        -15.53%             -             -             -              -
      Templeton International Securities Series A   03/01/00          0.24%             -             -             -              -
      Franklin Large Cap Growth Securities Series A 03/01/00          5.27%             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                  Commenced               Sub-Account Expenses as a % of Average Net Assets*
                                                                 -------------------------------------------------------------------
                                                 Operations         2000          1999          1998          1997          1996
                                                 ------------    -----------   -----------   -----------   -----------   -----------
      American Century VP Value                     11/19/99          1.40%         1.40%             -             -              -
      Dreyfus Stock Index                           11/19/99          1.40%         1.40%             -             -              -
      Dreyfus VIF Disciplined Stock                 11/19/99          1.40%         1.40%             -             -              -
      Dreyfus VIF Capital Appreciation              11/19/99          1.40%         1.40%             -             -              -
      INVESCO VIF Dynamics                          11/19/99          1.40%         1.40%             -             -              -
      INVESCO VIF High Yield                        11/19/99          1.40%         1.40%             -             -              -
      PIMCO High Yield Bond                         11/19/99          1.40%         1.40%             -             -              -
      PIMCO Low Duration Bond                       11/19/99          1.40%         1.40%             -             -              -
      PIMCO StocksPLUS Growth & Income              11/19/99          1.40%         1.40%             -             -              -
      PIMCO Total Return Bond                       11/19/99          1.40%         1.40%             -             -              -
      Scudder International                         11/19/99          1.40%         1.40%             -             -              -
      Cova Lord Abbett Growth and Income Series A   03/01/00          0.85%             -             -             -              -
      Cova Bond Debenture Series A                  03/01/00          0.85%             -             -             -              -
      Cova Developing Growth Series A               03/01/00          0.85%             -             -             -              -
      Cova Large Cap Research Series A              03/01/00          0.85%             -             -             -              -
      Cova Mid-Cap Value Series A                   03/01/00          0.85%             -             -             -              -
      Cova Quality Bond Series A                    03/01/00          0.85%             -             -             -              -
      Cova Small Cap Stock Series A                 03/01/00          0.85%             -             -             -              -
      Cova Large Cap Stock Series A                 03/01/00          0.85%             -             -             -              -
      Cova Select Equity Series A                   03/01/00          0.85%             -             -             -              -
      Cova International Equity Series A            03/01/00          0.85%             -             -             -              -
      GACC Money Market Series A                    03/01/00          0.85%             -             -             -              -
      AIM V.I. Value Series A                       03/01/00          0.85%             -             -             -              -
      AIM V.I. Capital Appreciation Series A        03/01/00          0.85%             -             -             -              -
      AIM V.I. International Equity Series A        03/01/00          0.85%             -             -             -              -
      Templeton Global Income Securities Series A   03/01/00          0.85%             -             -             -              -
      Franklin Small Cap Series A                   03/01/00          0.85%             -             -             -              -
      Templeton Growth Securities Series A          03/01/00          0.85%             -             -             -              -
      Templeton International Securities Series A   03/01/00          0.85%             -             -             -              -
      Franklin Large Cap Growth Securities Series A 03/01/00          0.85%             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
       June 30, 2000 and the year ending December 31, 1999 follows:

                                                                                 Sub-account Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                               Year or          Proceeds from Sales     of Fund Shares             Realized
                                                Period          of Fund Shares             Redeemed              Gain (Loss)
                                             ------------     -------------------     -------------------     ------------------
       Cova Lord Abbett Growth and Income           2000             $ 1,501,151             $ 1,403,558               $ 97,593
                                                    1999               3,133,491               3,049,051                 84,440

       Cova Bond Debenture                          2000                 842,418                 817,049                 25,369
                                                    1999                 946,728                 924,039                 22,689

       Cova Developing Growth                       2000                  36,618                  29,041                  7,577
                                                    1999                  29,109                  25,241                  3,868

       Cova Large Cap Research                      2000                  49,901                  43,427                  6,474
                                                    1999                  44,923                  39,900                  5,023

       Cova Mid-Cap Value                           2000                 149,122                 135,712                 13,410
                                                    1999                 164,060                 155,815                  8,245

       Cova Quality Bond                            2000               1,082,690               1,075,311                  7,379
                                                    1999               1,843,153               1,830,190                 12,963

       Cova Small Cap Stock                         2000                 260,169                 183,935                 76,234
                                                    1999               1,483,447               1,389,634                 93,813

       Cova Large Cap Stock                         2000                 944,432                 753,745                190,687
                                                    1999               2,143,398               1,691,559                451,839

       Cova Select Equity                           2000               1,049,629                 927,708                121,921
                                                    1999               1,326,474               1,133,512                192,962

       Cova International Equity                    2000                 394,244                 299,294                 94,950
                                                    1999                 868,689                 749,767                118,922

       GACC Money Market                            2000                 878,129                 849,143                 28,986
                                                    1999               2,410,357               2,367,151                 43,206

       Russell Multi-Style Equity                   2000                 307,949                 309,851                 (1,902)
                                                    1999                 201,087                 197,677                  3,410


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                 Sub-account Realized Gain (Loss)
                                                                -----------------------------------------------------------------
                                                                    Aggregate            Aggregate Cost
                                                 Year or          Proceeds from Sales    of Fund Shares             Realized
                                                  Period          of Fund Shares            Redeemed              Gain (Loss)
                                                -----------     ------------------     -------------------     ------------------
      Russell Aggressive Equity                       2000               $ 45,798                $ 43,103                $ 2,695
                                                      1999                 54,526                  54,268                    258

      Russell Non-US                                  2000                157,343                 145,471                 11,872
                                                      1999                101,624                  93,032                  8,592

      Russell Core Bond                               2000                454,350                 476,750                (22,400)
                                                      1999                352,634                 364,812                (12,178)

      Russell Real Estate Securities                  2000                 28,472                  25,976                  2,496
                                                      1999                  1,815                   1,814                      1

      AIM V.I. Value                                  2000                 97,791                  87,467                 10,324
                                                      1999                249,337                 244,207                  5,130

      AIM V.I. Capital Appreciation                   2000                  6,742                   5,824                    918
                                                      1999                 35,568                  33,976                  1,592

      AIM V.I. International Equity                   2000                  9,846                   7,652                  2,194
                                                      1999                 62,427                  61,796                    631

      Alliance Premier Growth                         2000                105,875                  85,310                 20,565
                                                      1999                229,266                 202,124                 27,142

      Alliance Real Estate Investment                 2000                  7,378                   8,104                   (726)
                                                      1999                 62,352                  66,956                 (4,604)

      Liberty Newport Tiger Fund, Variable            2000                  4,345                   2,969                  1,376
                                                      1999                    294                     188                    106

      Goldman Sachs Growth and Income                 2000                 41,478                  42,576                 (1,098)
                                                      1999                 24,697                  24,338                    359

      Goldman Sachs International Equity              2000                 18,256                  15,446                  2,810
                                                      1999                 26,414                  25,126                  1,288

      Goldman Sachs Global Income                     2000                    295                     306                    (11)
                                                      1999                    513                     520                     (7)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                    Sub-account Realized Gain (Loss)
                                                                  -----------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                   Year or         Proceeds from Sales     of Fund Shares             Realized
                                                    Period          of Fund Shares            Redeemed              Gain (Loss)
                                                  -----------     ------------------     -------------------     ------------------
      Kemper Dreman High Return Equity                  2000              $       -               $       -                 $    -
                                                        1999                      1                       1                      -

      Kemper Small Cap Growth                           2000                  5,966                   4,757                  1,209
                                                        1999                  8,971                   7,861                  1,110

      Kemper Small Cap Value                            2000                 11,098                  11,382                   (284)
                                                        1999                 38,781                  41,554                 (2,773)

      Kemper Government Securities                      2000                 11,421                  11,487                    (66)
                                                        1999                167,850                 168,571                   (721)

      MFS Bond                                          2000                      -                       -                      -
                                                        1999                      1                       1                      -

      MFS Research                                      2000                 14,322                  11,377                  2,945
                                                        1999                 33,705                  31,571                  2,134

      MFS Growth with Income                            2000                 63,215                  59,258                  3,957
                                                        1999                 73,640                  68,795                  4,845

      MFS Emerging Growth                               2000                 38,060                  23,228                 14,832
                                                        1999                 75,663                  60,111                 15,552

      MFS Emerging Markets Equity                       2000                  4,467                   3,376                  1,091
                                                        1999                 36,299                  38,041                 (1,742)

      MFS High Income                                   2000                  5,355                   5,433                    (78)
                                                        1999                 38,805                  37,409                  1,396

      MFS Global Governments                            2000                  3,132                   3,193                    (61)
                                                        1999                  2,043                   2,097                    (54)

      Oppenheimer Capital Appreciation                  2000                  2,277                   1,938                    339
                                                        1999                 19,283                  17,339                  1,944

      Oppenheimer Main Street Growth & Income           2000                  8,361                   7,921                    440
                                                        1999                 66,494                  60,355                  6,139

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                   Sub-account Realized Gain (Loss)
                                                                   ---------------------------------------------------------------
                                                                     Aggregate            Aggregate Cost
                                                     Year or       Proceeds from Sales    of Fund Shares             Realized
                                                      Period       of Fund Shares            Redeemed              Gain (Loss)
                                                     ----------    ----------------     -------------------     ------------------


      Oppenheimer High Income                             2000             $ 5,773                 $ 6,330                 $ (557)
                                                          1999              20,434                  20,986                   (552)

      Oppenheimer Bond                                    2000              55,423                  57,178                 (1,755)
                                                          1999             134,169                 136,015                 (1,846)

      Oppenheimer Strategic Bond                          2000               3,587                   3,783                   (196)
                                                          1999              15,743                  15,871                   (128)

      Putnam VT Growth and Income                         2000              96,816                 107,850                (11,034)
                                                          1999             130,751                 127,509                  3,242

      Putnam VT New Value                                 2000                 447                     468                    (21)
                                                          1999              17,801                  16,648                  1,153

      Putnam VT Vista                                     2000               9,709                   7,076                  2,633
                                                          1999              32,813                  29,123                  3,690

      Putnam VT International Growth                      2000              35,278                  26,648                  8,630
                                                          1999             114,673                 103,575                 11,098

      Putnam VT International New Opportunities           2000               3,820                   2,628                  1,192
                                                          1999              16,020                  12,486                  3,534

      Templeton Global Income Securities                  2000                  54                      56                     (2)
                                                          1999                  41                      41                      -

      Franklin Small Cap                                  2000              19,715                  20,304                   (589)
                                                          1999             190,577                 145,895                 44,682

      Templeton Growth Securities                         2000                 793                     809                    (16)
                                                          1999              25,941                  26,138                   (197)

      Templeton International Securities                  2000              58,613                  59,045                   (432)
                                                          1999               2,257                   2,151                    106

      Templeton Developing Markets Securities             2000               9,945                   8,602                  1,343
                                                          1999              33,863                  28,005                  5,858

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                    Sub-account Realized Gain (Loss)
                                                                  -----------------------------------------------------------------
                                                                      Aggregate            Aggregate Cost
                                                   Year or          Proceeds from Sales    of Fund Shares             Realized
                                                    Period          of Fund Shares            Redeemed              Gain (Loss)
                                                  -----------     ------------------     -------------------     ------------------


      Templeton Mutual Shares Securities                2000               $ 24,677                $ 24,811                 $ (134)
                                                        1999                  9,338                   9,502                   (164)

      Franklin Large Cap Growth Securities              2000                176,567                 179,598                 (3,031)
                                                        1999                    393                     364                     29

      Fidelity VIP Growth                               2000                  8,105                   7,377                    728
                                                        1999                  1,642                   1,430                    212

      Fidelity VIP II Contrafund                        2000                    850                     766                     84
                                                        1999                     92                      89                      3

      Fidelity VIP III Growth Opportunities             2000                    125                     134                     (9)
                                                        1999                     76                      73                      3

      Fidelity VIP III Growth & Income                  2000                  2,977                   3,030                    (53)
                                                        1999                  1,822                   1,642                    180

      Fidelity VIP Equity-Income                        2000                    399                     445                    (46)
                                                        1999                    540                     548                     (8)

      American Century VP Income & Growth               2000                  7,106                   7,004                    102
                                                        1999                      -                       -                      -

      American Century VP International                 2000                      -                       -                      -
                                                        1999                      -                       -                      -

      American Century VP Value                         2000                  2,386                   2,495                   (109)
                                                        1999                      -                       -                      -

      Dreyfus Stock Index                               2000                  2,811                   2,610                    201
                                                        1999                      -                       -                      -

      Dreyfus VIF Disciplined Stock                     2000                  3,068                   2,832                    236
                                                        1999                      -                       -                      -

      Dreyfus VIF Capital Appreciation                  2000                    852                     815                     37
                                                        1999                      -                       -                      -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:
                                                                                Sub-account Realized Gain (Loss)
                                                             -----------------------------------------------------------------
                                                                 Aggregate            Aggregate Cost
                                              Year or          Proceeds from Sales    of Fund Shares             Realized
                                               Period          of Fund Shares            Redeemed              Gain (Loss)
                                             -----------     ------------------     -------------------     ------------------


      INVESCO VIF Dynamics                         2000                $ 3,033                 $ 2,660                  $ 373
                                                   1999                      -                       -                      -

      INVESCO VIF High Yield                       2000                  3,580                   3,600                    (20)
                                                   1999                      -                       -                      -

      PIMCO High Yield Bond                        2000                      -                       -                      -
                                                   1999                      -                       -                      -

      PIMCO Low Duration Bond                      2000                      -                       -                      -
                                                   1999                      -                       -                      -

      PIMCO StocksPLUS Growth & Income             2000                      -                       -                      -
                                                   1999                      -                       -                      -

      PIMCO Total Return Bond                      2000                  5,385                   5,408                    (23)
                                                   1999                      -                       -                      -

      Scudder International                        2000                    563                     594                    (31)
                                                   1999                      -                       -                      -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION:
                                                                    Sub-account Unrealized Appreciation (Depreciation)
                                                             -----------------------------------------------------------------
                                                                Appreciation           Appreciation
                                              Year or          (Depreciation)         (Depreciation)
                                               Period          End of Period          Beginning of Period         Change
                                            ------------     ------------------     ------------------------------------------


      Cova Lord Abbett Growth and Income           2000            $ 2,290,357             $ 4,841,111           $ (2,550,754)
                                                   1999              4,841,111                       -              4,841,111

      Cova Bond Debenture                          2000               (302,124)                337,384               (639,508)
                                                   1999                337,384                 273,399                 63,985

      Cova Developing Growth                       2000                 86,577                 460,172               (373,595)
                                                   1999                460,172                  57,633                402,539

      Cova Large Cap Research                      2000                 51,081                 371,070               (319,989)
                                                   1999                371,070                  52,098                318,972

      Cova Mid-Cap Value                           2000                308,011                  74,191                233,820
                                                   1999                 74,191                  14,516                 59,675

      Cova Quality Bond                            2000               (153,745)                  8,755               (162,500)
                                                   1999                  8,755                 254,122               (245,367)

      Cova Small Cap Stock                         2000              2,895,775               3,439,414               (543,639)
                                                   1999              3,439,414                  (2,832)             3,442,246

      Cova Large Cap Stock                         2000              4,333,817               8,146,484             (3,812,667)
                                                   1999              8,146,484               4,717,561              3,428,923

      Cova Select Equity                           2000              1,119,390               3,050,805             (1,931,415)
                                                   1999              3,050,805               3,163,743               (112,938)

      Cova International Equity                    2000              2,046,280               3,605,177             (1,558,897)
                                                   1999              3,605,177                 918,988              2,686,189

      GACC Money Market                            2000                 80,746                  50,675                 30,071
                                                   1999                 50,675                   8,746                 41,929

      Russell Multi-Style Equity                   2000                (52,739)                181,798               (234,537)
                                                   1999                181,798                  37,385                144,413

      Russell Aggressive Equity                    2000                 44,741                  39,083                  5,658
                                                   1999                 39,083                  (1,753)                40,836

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                        Sub-account Unrealized Appreciation (Depreciation)
                                                                -----------------------------------------------------------------
                                                                   Appreciation           Appreciation
                                                 Year or          (Depreciation)         (Depreciation)
                                                  Period          End of Period          Beginning of Period         Change
                                               ------------     ------------------     ----------------------    ----------------


      Russell Non-US                                  2000              $ 124,789               $ 259,569             $ (134,780)
                                                      1999                259,569                   1,844                257,725

      Russell Core Bond                               2000                (62,893)               (142,357)                79,464
                                                      1999               (142,357)                  3,543               (145,900)

      Russell Real Estate Securities                  2000                 13,713                    (393)                14,106
                                                      1999                   (393)                      -                   (393)

      AIM V.I. Value                                  2000                285,817                 312,963                (27,146)
                                                      1999                312,963                   1,376                311,587

      AIM V.I. Capital Appreciation                   2000                337,721                 211,517                126,204
                                                      1999                211,517                   5,386                206,131

      AIM V.I. International Equity                   2000                 52,835                 101,232                (48,397)
                                                      1999                101,232                  (6,224)               107,456

      Alliance Premier Growth                         2000                511,915                 582,513                (70,598)
                                                      1999                582,513                 118,514                463,999

      Alliance Real Estate Investment                 2000                 (2,841)                (30,367)                27,526
                                                      1999                (30,367)                (17,191)               (13,176)

      Liberty Newport Tiger Fund, Variable            2000                 17,995                  18,690                   (695)
                                                      1999                 18,690                   2,743                 15,947

      Goldman Sachs Growth and Income                 2000                   (536)                 (4,321)                 3,785
                                                      1999                 (4,321)                (11,213)                 6,892

      Goldman Sachs International Equity              2000                 53,206                  62,028                 (8,822)
                                                      1999                 62,028                   2,720                 59,308

      Goldman Sachs Global Income                     2000                   (711)                 (1,776)                 1,065
                                                      1999                 (1,776)                   (187)                (1,589)

      Kemper Dreman High Return Equity                2000                    (14)                     (8)                    (6)
                                                      1999                     (8)                      5                    (13)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                          Sub-account Unrealized Appreciation (Depreciation)
                                                                 -----------------------------------------------------------------
                                                                    Appreciation           Appreciation
                                                  Year or          (Depreciation)         (Depreciation)
                                                   Period          End of Period          Beginning of Period         Change
                                                ------------     ------------------     ----------------------   -----------------


      Kemper Small Cap Growth                          2000               $ 33,329                $ 37,072               $ (3,743)
                                                       1999                 37,072                   3,989                 33,083

      Kemper Small Cap Value                           2000                 (8,649)                 (3,443)                (5,206)
                                                       1999                 (3,443)                (13,980)                10,537

      Kemper Government Securities                     2000                 (6,738)                     76                 (6,814)
                                                       1999                     76                     206                   (130)

      MFS Bond                                         2000                     (2)                      1                     (3)
                                                       1999                      1                       5                     (4)

      MFS Research                                     2000                170,560                 175,774                 (5,214)
                                                       1999                175,774                  24,572                151,202

      MFS Growth with Income                           2000                119,312                 126,692                 (7,380)
                                                       1999                126,692                  54,989                 71,703

      MFS Emerging Growth                              2000                531,244                 684,030               (152,786)
                                                       1999                684,030                  87,574                596,456

      MFS Emerging Markets Equity                      2000                  3,415                   5,475                 (2,060)
                                                       1999                  5,475                  (7,685)                13,160

      MFS High Income                                  2000                (21,276)                 (2,211)               (19,065)
                                                       1999                 (2,211)                 (2,625)                   414

      MFS Global Governments                           2000                   (557)                   (242)                  (315)
                                                       1999                   (242)                    189                   (431)

      Oppenheimer Capital Appreciation                 2000                 69,542                  62,672                  6,870
                                                       1999                 62,672                   9,357                 53,315

      Oppenheimer Main Street Growth & Income          2000                 23,933                  49,552                (25,619)
                                                       1999                 49,552                    (771)                50,323

      Oppenheimer High Income                          2000                (31,587)                 (3,509)               (28,078)
                                                       1999                 (3,509)                 (2,071)                (1,438)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                       Sub-account Unrealized Appreciation (Depreciation)
                                                                -----------------------------------------------------------------
                                                                   Appreciation           Appreciation
                                                 Year or          (Depreciation)         (Depreciation)
                                                  Period          End of Period          Beginning of Period         Change
                                                 ----------     ------------------     ------------------------------------------


      Oppenheimer Bond                                2000              $ (57,983)              $ (15,662)             $ (42,321)
                                                      1999                (15,662)                 12,503                (28,165)

      Oppenheimer Strategic Bond                      2000                 (5,112)                    136                 (5,248)
                                                      1999                    136                    (129)                   265

      Putnam VT Growth and Income                     2000               (245,529)                (49,990)              (195,539)
                                                      1999                (49,990)                 44,649                (94,639)

      Putnam VT New Value                             2000                 (1,123)                   (231)                  (892)
                                                      1999                   (231)                    860                 (1,091)

      Putnam VT Vista                                 2000                134,129                  79,103                 55,026
                                                      1999                 79,103                   7,815                 71,288

      Putnam VT International Growth                  2000                347,984                 513,520               (165,536)
                                                      1999                513,520                  (2,297)               515,817

      Putnam VT International New Opportunities       2000                 29,117                  91,867                (62,750)
                                                      1999                 91,867                     299                 91,568

      Templeton Global Income Securities              2000                   (360)                     (9)                  (351)
                                                      1999                     (9)                      -                     (9)

      Franklin Small Cap                              2000                  2,899                  33,706                (30,807)
                                                      1999                 33,706                       -                 33,706

      Templeton Growth Securities                     2000                (15,990)                 14,590                (30,580)
                                                      1999                 14,590                       -                 14,590

      Templeton International Securities              2000                (10,536)                 67,478                (78,014)
                                                      1999                 67,478                   4,711                 62,767

      Templeton Developing Markets Securities         2000                  4,249                  37,123                (32,874)
                                                      1999                 37,123                   3,570                 33,553

      Templeton Mutual Shares Securities              2000                   (661)                  1,833                 (2,494)
                                                      1999                  1,833                     263                  1,570

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                       Sub-account Unrealized Appreciation (Depreciation)
                                                                -----------------------------------------------------------------
                                                                   Appreciation           Appreciation
                                                 Year or          (Depreciation)         (Depreciation)
                                                  Period          End of Period          Beginning of Period         Change
                                                 ----------     ------------------     -----------------------   ----------------


      Franklin Large Cap Growth Securities            2000               $ 31,496                $ 24,948                $ 6,548
                                                      1999                 24,948                       -                 24,948

      Fidelity VIP Growth                             2000                  9,244                  15,091                 (5,847)
                                                      1999                 15,091                   1,118                 13,973

      Fidelity VIP II Contrafund                      2000                   (392)                  1,306                 (1,698)
                                                      1999                  1,306                      99                  1,207

      Fidelity VIP III Growth Opportunities           2000                 (1,228)                    437                 (1,665)
                                                      1999                    437                      19                    418

      Fidelity VIP III Growth & Income                2000                 (2,242)                  7,812                (10,054)
                                                      1999                  7,812                   3,784                  4,028

      Fidelity VIP Equity-Income                      2000                 (5,353)                   (988)                (4,365)
                                                      1999                   (988)                    635                 (1,623)

      American Century VP Income & Growth             2000                  1,530                     407                  1,123
                                                      1999                    407                       -                    407

      American Century VP International               2000                   (255)                     25                   (280)
                                                      1999                     25                       -                     25

      American Century VP Value                       2000                 (3,981)                    134                 (4,115)
                                                      1999                    134                       -                    134

      Dreyfus Stock Index                             2000                  6,344                       3                  6,341
                                                      1999                      3                       -                      3

      Dreyfus VIF Disciplined Stock                   2000                  2,626                       2                  2,624
                                                      1999                      2                       -                      2

      Dreyfus VIF Capital Appreciation                2000                  7,579                       -                  7,579
                                                      1999                      -                       -                      -

      INVESCO VIF Dynamics                            2000                 18,515                   1,133                 17,382
                                                      1999                  1,133                       -                  1,133

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(7)   UNREALIZED APPRECIATION, CONTINUED:
                                                                    Sub-account Unrealized Appreciation (Depreciation)
                                                            -----------------------------------------------------------------
                                                               Appreciation           Appreciation
                                             Year or          (Depreciation)         (Depreciation)
                                              Period          End of Period          Beginning of Period         Change
                                            -----------     ------------------     -----------------------    ---------------


      INVESCO VIF High Yield                      2000                  $ 115                   $ (14)                 $ 129
                                                  1999                    (14)                      -                    (14)

      PIMCO High Yield Bond                       2000                     (6)                      -                     (6)
                                                  1999                      -                       -                      -

      PIMCO Low Duration Bond                     2000                     (1)                     (1)                     -
                                                  1999                     (1)                      -                     (1)

      PIMCO StocksPLUS Growth & Income            2000                     (8)                     (4)                    (4)
                                                  1999                     (4)                      -                     (4)

      PIMCO Total Return Bond                     2000                    294                     (33)                   327
                                                  1999                    (33)                      -                    (33)

      Scudder International                       2000                 (6,255)                    516                 (6,771)
                                                  1999                    516                       -                    516


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)    UNITS OUTSTANDING

                                                         6/30/00             12/31/99           12/31/98            12/31/97
                                                     -----------------   -----------------  -----------------   -----------------

       Sub-account accumulation units:
         Cova Lord Abbett Growth and Income                 1,259,585           1,241,056                  -                   -
         Cova Bond Debenture                                  852,246             859,300            681,676             347,400
         Cova Developing Growth                               173,414             130,053             70,926               6,039
         Cova Large Cap Research                              168,976             142,370             49,894                   -
         Cova Mid-Cap Value                                   146,325             132,159             85,457               8,510
         Cova Quality Bond                                    567,481             629,401            501,045             234,643
         Cova Small Cap Stock                                 672,460             632,695            663,925             487,580
         Cova Large Cap Stock                               1,589,429           1,531,957          1,132,390             686,677
         Cova Select Equity                                 1,241,253           1,237,436          1,052,797             700,550
         Cova International Equity                            867,246             838,996            779,375             554,105
         GACC Money Market                                    185,974             157,984            129,569              14,091
         Russell Multi-Style Equity                           305,939             213,789             48,388                   -
         Russell Aggressive Equity                             68,153              44,230              8,651                   -
         Russell Non-US                                       138,959              98,852             18,259                   -
         Russell Core Bond                                    250,199             220,655             61,498                   -
         Russell Real Estate Securities                        17,600               5,917                  -                   -
         AIM V.I. Value                                       267,530             158,759              2,865                   -
         AIM V.I. Capital Appreciation                        144,086              63,264              5,570                   -
         AIM V.I. International Equity                         33,438              19,322             15,257                   -
         Alliance Premier Growth                              183,290             130,836             62,869                   -
         Alliance Real Estate Investment                       43,763              29,380             22,077                   -
         Liberty Newport Tiger Fund, Variable                   4,340               2,639              2,397                   -
         Goldman Sachs Growth and Income                       29,973              27,398             13,107                   -
         Goldman Sachs International Equity                    27,159              27,069             15,859                   -
         Goldman Sachs Global Income                            4,097               3,165              3,002                   -
         Kemper Dreman High Return Equity                          10                  10                 10                   -
         Kemper Small Cap Growth                               10,308               8,195              3,829                   -
         Kemper Small Cap Value                                31,724              27,733             16,641                   -
         Kemper Government Securities                          22,626              20,807              2,519                   -
         MFS Bond                                                  10                  10                 10                   -
         MFS Research                                          74,223              62,149             25,994                   -
         MFS Growth with Income                               132,313             112,973             64,791                   -
         MFS Emerging Growth                                   78,755              62,562             47,710                   -
         MFS Emerging Markets Equity                            3,497               3,897              4,234                   -
         MFS High Income                                       26,061              21,540             13,080                   -
         MFS Global Governments                                 1,299               1,050                385                   -
         Oppenheimer Capital Appreciation                      28,308              15,979              5,037                   -
         Oppenheimer Main Street Growth & Income               48,816              34,600             14,882                   -
         Oppenheimer High Income                               26,405              25,621             10,533                   -
         Oppenheimer Bond                                      77,298              71,773             46,377                   -
         Oppenheimer Strategic Bond                             8,094               7,503              2,684                   -
         Putnam VT Growth and Income                          140,549             131,527             80,114                   -
         Putnam VT New Value                                    3,280               2,342              2,202                   -
         Putnam VT Vista                                       26,239              17,707              6,799                   -
         Putnam VT International Growth                       107,300              81,982             56,566                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)    UNITS OUTSTANDING, CONTINUED:

                                                         6/30/00             12/31/99           12/31/98            12/31/97
                                                     -----------------   -----------------  -----------------   -----------------

       Sub-account accumulation units, continued:
         Putnam VT International New Opportunities             16,456               8,721              4,783                   -
         Templeton Global Income Securities                     1,431                 795                  -                   -
         Franklin Small Cap                                    45,972               7,226                  -                   -
         Templeton Growth Securities                           16,407               8,686                  -                   -
         Templeton International Securities                    65,773              50,837              6,626                   -
         Templeton Developing Markets Securities               28,284              13,256              7,033                   -
         Templeton Mutual Shares Securities                    26,134               9,448                944                   -
         Franklin Large Cap Growth Securities                  26,203              10,673                  -                   -
         Fidelity VIP Growth                                    6,939               4,777                505                   -
         Fidelity VIP II Contrafund                             1,513                 623                 78                   -
         Fidelity VIP III Growth Opportunities                  1,743                 521                114                   -
         Fidelity VIP III Growth & Income                       8,108               6,964              2,082                   -
         Fidelity VIP Equity-Income                             3,836               3,423                772                   -
         American Century VP Income & Growth                   23,649               1,017                  -                   -
         American Century VP International                      1,110                  10                  -                   -
         American Century VP Value                             14,030                 546                  -                   -
         Dreyfus Stock Index                                   11,713                  10                  -                   -
         Dreyfus VIF Disciplined Stock                          3,866                  10                  -                   -
         Dreyfus VIF Capital Appreciation                      21,058                  10                  -                   -
         INVESCO VIF Dynamics                                  18,450               1,951                  -                   -
         INVESCO VIF High Yield                                 2,812                 996                  -                   -
         PIMCO High Yield Bond                                     10                  10                  -                   -
         PIMCO Low Duration Bond                                   10                  10                  -                   -
         PIMCO StocksPLUS Growth & Income                          10                  10                  -                   -
         PIMCO Total Return Bond                                3,028               1,525                  -                   -
         Scudder International                                 13,114                 624                  -                   -
         Cova Lord Abbett Growth and Income Series A            6,632                   -                  -                   -
         Cova Bond Debenture Series A                           4,888                   -                  -                   -
         Cova Developing Growth Series A                           10                   -                  -                   -
         Cova Large Cap Research Series A                          10                   -                  -                   -
         Cova Mid-Cap Value Series A                            1,108                   -                  -                   -
         Cova Quality Bond Series A                                10                   -                  -                   -
         Cova Small Cap Stock Series A                          5,007                   -                  -                   -
         Cova Large Cap Stock Series A                          7,299                   -                  -                   -
         Cova Select Equity Series A                               10                   -                  -                   -
         Cova International Equity Series A                     6,547                   -                  -                   -
         GACC Money Market Series A                                10                   -                  -                   -
         AIM V.I. Value Series A                               14,663                   -                  -                   -
         AIM V.I. Capital Appreciation Series A                 9,281                   -                  -                   -
         AIM V.I. International Equity Series A                    10                   -                  -                   -
         Templeton Global Income Securities Series A               10                   -                  -                   -
         Franklin Small Cap Series A                               10                   -                  -                   -
         Templeton Growth Securities Series A                   3,992                   -                  -                   -
         Templeton International Securities Series A               10                   -                  -                   -
         Franklin Large Cap Growth Securities Series A          5,053                   -                  -                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
June 30, 2000
Unaudited


(8)    UNITS OUTSTANDING, CONTINUED:

                                                         6/30/00             12/31/99           12/31/98            12/31/97
                                                     -----------------   -----------------  -----------------   -----------------

       Sub-account annuity units:
         Cova Lord Abbett Growth and Income                     4,006               4,367                  -                   -
         Cova Bond Debenture                                      548                 564                  -                   -
         Cova Mid-Cap Value                                       167                   -                  -                   -
         Cova Large Cap Stock                                     560                 488                  -                   -
         Cova Select Equity                                       513                 527                  -                   -
         Cova International Equity                                128                   -                  -                   -
         AIM V.I. Value                                           122                   -                  -                   -




                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)


                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable
      Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life
      Insurance Company:


    We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.






    Chicago, Illinois
    March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio     2,039,841 shares at a net asset value of  $24.070563 per share    $ 49,100,130
         Bond Debenture Portfolio                      948,800 shares at a net asset value of  $12.474609 per share      11,835,913
         Developing Growth Portfolio                   126,276 shares at a net asset value of  $14.885144 per share       1,879,640
         Large Cap Research Portfolio                  138,994 shares at a net asset value of  $14.991245 per share       2,083,694
         Mid-Cap Value Portfolio                       128,697 shares at a net asset value of  $11.168093 per share       1,437,296
         Quality Bond Portfolio                        682,366 shares at a net asset value of  $10.669328 per share       7,280,387
         Small Cap Stock Portfolio                     657,020 shares at a net asset value of  $17.268582 per share      11,345,806
         Large Cap Stock Portfolio                   1,671,325 shares at a net asset value of  $20.674865 per share      34,554,420
         Select Equity Portfolio                     1,412,512 shares at a net asset value of  $16.112437 per share      22,759,008
         International Equity Portfolio                844,627 shares at a net asset value of  $16.225039 per share      13,704,098
      General American Capital Company (GACC):
         Money Market Fund                              89,914 shares at a net asset value of  $20.252283 per share       1,820,964
      Russell Insurance Funds (Russell):
         Multi-Style Equity Fund                       187,441 shares at a net asset value of      $16.79 per share       3,147,134
         Aggressive Equity Fund                         34,638 shares at a net asset value of      $13.36 per share         462,767
         Non-US Fund                                   102,456 shares at a net asset value of      $14.19 per share       1,453,850
         Core Bond Fund                                238,515 shares at a net asset value of       $9.64 per share       2,299,288
         Real Estate Securities Fund                     6,311 shares at a net asset value of       $8.81 per share          55,599
      AIM Variable Insurance Funds, Inc. (AIM):
         AIM V.I. Value Fund                            79,379 shares at a net asset value of      $33.50 per share       2,659,202
         AIM V.I. Capital Appreciation Fund             29,923 shares at a net asset value of      $35.58 per share       1,064,656
         AIM V.I. International Equity Fund             11,518 shares at a net asset value of      $29.29 per share         337,362
      Alliance Variable Products Series
            Fund Inc. (Alliance):
         Premier Growth Portfolio                       61,706 shares at a net asset value of      $40.45 per share       2,496,017
         Real Estate Investment Portfolio               24,798 shares at a net asset value of       $8.87 per share         219,954
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series            15,513 shares at a net asset value of       $2.62 per share          40,645
      Goldman Sachs Variable Insurance
            Trust (Goldman Sachs):
         Growth and Income Fund                         25,922 shares at a net asset value of      $10.89 per share         282,289
         International Equity Fund                      27,772 shares at a net asset value of      $14.47 per share         401,861
         Global Income Fund                              3,399 shares at a net asset value of       $9.83 per share          33,417
      Kemper Variable Series (Kemper):
         Kemper-Dreman High Return Equity Portfolio        103 shares at a net asset value of   $0.896450 per share              93
         Kemper Small Cap Growth Portfolio              47,879 shares at a net asset value of   $2.653950 per share         127,069
         Kemper Small Cap Value Portfolio              227,158 shares at a net asset value of   $1.084940 per share         246,453
         Kemper Government Securities Portfolio        189,965 shares at a net asset value of   $1.156570 per share         219,707
      MFS Variable Insurance Trust (MFS):
         MFS Bond Series                                     9 shares at a net asset value of      $10.93 per share             103
         MFS Research Series                            39,672 shares at a net asset value of      $23.34 per share         925,952
         MFS Growth with Income Series                  67,354 shares at a net asset value of      $21.31 per share       1,435,308
         MFS Emerging Growth Series                     38,060 shares at a net asset value of      $37.94 per share       1,443,980
         MFS/Foreign & Colonial Emerging Markets
            Equity Series                                4,289 shares at a net asset value of       $8.15 per share          34,953
         MFS High Income Series                         19,410 shares at a net asset value of      $11.49 per share         223,018
         MFS Global Governments Series                   1,074 shares at a net asset value of      $10.03 per share          10,771





                                                                                                                         (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
         Oppenheimer Capital Appreciation Fund             5,484 shares at a net asset value of  $49.84 per share      $ 273,307
         Oppenheimer Main Street Growth & Income Fund     17,435 shares at a net asset value of  $24.63 per share        429,413
         Oppenheimer High Income Fund                     24,355 shares at a net asset value of  $10.72 per share        261,082
         Oppenheimer Bond Fund                            63,846 shares at a net asset value of  $11.52 per share        735,510
         Oppenheimer Strategic Bond Fund                  15,562 shares at a net asset value of   $4.97 per share         77,342
      Putnam Variable Trust (Putnam)
         Putnam VT Growth and Income Fund                 56,064 shares at a net asset value of  $26.80 per share      1,502,511
         Putnam VT New Value Fund                          2,050 shares at a net asset value of  $11.86 per share         24,308
         Putnam VT Vista Fund                             15,240 shares at a net asset value of  $20.68 per share        315,155
         Putnam VT International Growth Fund              70,146 shares at a net asset value of  $21.65 per share      1,518,658
         Putnam VT International New Opportunities Fund    8,553 shares at a net asset value of  $23.31 per share        199,370
      Templeton Variable Products Series
            Fund (Templeton):
         Templeton Bond Fund                                 772 shares at a net asset value of   $9.99 per share          7,717
         Franklin Small Cap Investments Fund               8,109 shares at a net asset value of  $15.79 per share        128,039
         Templeton Stock Fund                              4,745 shares at a net asset value of  $24.39 per share        115,718
         Templeton International Fund                     25,496 shares at a net asset value of  $22.25 per share        567,277
         Templeton Developing Markets Fund                19,585 shares at a net asset value of   $7.77 per share        152,177
         Mutual Shares Investments Fund                    9,274 shares at a net asset value of  $10.63 per share         98,578
         Franklin Growth Investments Fund                  9,388 shares at a net asset value of  $16.70 per share        156,777
      Variable Insurance Products Fund, Fund II
            and Fund III (Fidelity):
         VIP Growth Portfolio                              1,546 shares at a net asset value of  $54.93 per share         84,936
         VIP II Contrafund Portfolio                         325 shares at a net asset value of  $29.15 per share          9,488
         VIP III Growth Opportunities Portfolio              274 shares at a net asset value of  $23.15 per share          6,332
         VIP III Growth & Income Portfolio                 5,313 shares at a net asset value of  $17.30 per share         91,921
         VIP Equity-Income Portfolio                       1,491 shares at a net asset value of  $25.71 per share         38,327
      American Century Variable Portfolios,
            Inc. (American Century):
         American Century VP Income & Growth Fund          1,313 shares at a net asset value of   $8.00 per share         10,507
         American Century VP International Fund               10 shares at a net asset value of  $12.50 per share            125
         American Century VP Value Fund                      880 shares at a net asset value of   $5.95 per share          5,234
      Dreyfus Stock Index Fund (Dreyfus)                       3 shares at a net asset value of  $38.45 per share            103
      Dreyfus Variable Investment Fund (Dreyfus):
         Dreyfus VIF Disciplined Stock Portfolio               4 shares at a net asset value of  $26.92 per share            103
         Dreyfus VIF Capital Appreciation                      3 shares at a net asset value of  $39.87 per share            101
      INVESCO Variable Investment Funds,
            Inc. (INVESCO):
         INVESCO VIF Dynamics Fund                         1,151 shares at a net asset value of  $18.90 per share         21,759
         INVESCO VIF High Yield Fund                         877 shares at a net asset value of  $11.51 per share         10,093
      PIMCO Variable Insurance Trust (PIMCO):
         PIMCO High Yield Bond Portfolio                      11 shares at a net asset value of   $9.18 per share            101
         PIMCO Low Duration Bond Portfolio                    10 shares at a net asset value of   $9.74 per share            100
         PIMCO StocksPLUS Growth & Income Portfolio            8 shares at a net asset value of  $13.56 per share            103
         PIMCO Total Return Bond Portfolio                 1,598 shares at a net asset value of   $9.45 per share         15,103
      Scudder Variable Life Investment Fund (Scudder):
         International Portfolio                             357 shares at a net asset value of  $20.34 per share          7,270
                                                                                                                   --------------
             Total assets                                                                                          $ 184,287,449
                                                                                                                   ==============





                                                                                                                        (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Liabilities:
    GAAC Money Market                                                                                    $ 139
    Russell Multi-Style Equity                                                                             240
    Russell Aggressive Equity                                                                               34
    Russell Non-US                                                                                         110
    Russell Core Bond                                                                                      177
    Russell Real Estate Securities                                                                           4
    AIM V.I. Value                                                                                         202
    AIM V.I. Capital Appreciation                                                                           81
    AIM V.I. International Equity                                                                           26
    Alliance Premier Growth                                                                                190
    Alliance Real Estate                                                                                    17
    Liberty Newport Tiger Fund, Variable                                                                     3
    Goldman Sachs Growth & Income                                                                           22
    Goldman Sachs International Equity                                                                      31
    Goldman Sachs Global Income                                                                              2
    Kemper Small Cap Growth                                                                                 10
    Kemper Small Cap Value                                                                                  19
    Kemper Government Securities                                                                            17
    MFS Research                                                                                            70
    MFS Growth with Income                                                                                 110
    MFS Emerging Growth                                                                                    109
    MFS/Foreign & Colonial Emerging Markets Equity                                                           3
    MFS High Income                                                                                         17
    MFS Global Governments                                                                                   1
    Oppenheimer Capital Appreciation                                                                        21
    Oppenheimer Main Street Growth & Income                                                                 33
    Oppenheimer High Income                                                                                 20
    Oppenheimer Bond                                                                                        56
    Oppenheimer Strategic Bond                                                                               6
    Putnam VT Growth and Income                                                                            115
    Putnam VT New Value                                                                                      2
    Putnam VT Vista                                                                                         24
    Putnam VT International Growth                                                                         115
    Putnam International New Opportunities                                                                  15
    Templeton Bond                                                                                           1
    Franklin Small Cap Investments                                                                          10
    Templeton Stock                                                                                          9
    Templeton International                                                                                 43
    Templeton Developing Markets                                                                            12
    Templeton Mutual Shares Investments                                                                      7
    Franklin Growth Investments                                                                             12
    Fidelity VIP Growth                                                                                      6
    Fidelity VIP II Contrafund                                                                               1
    Fidelity VIP III Growth & Income                                                                         7
    Fidelity VIP Equity-Income                                                                               3
    American Century VP Income & Growth                                                                      6
    American Century VP Value                                                                                3
    INVESCO VIF Dynamics                                                                                     9
    INVESCO VIF High Yield                                                                                   5
    PIMCO Total Return Bond                                                                                  8
    Scudder International                                                                                    3
                                                                                               ----------------
                                                                                                       $ 2,186
                                                                                               ================

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Net assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income        1,241,056 accumulation units at    $39.456973 per unit         $ 48,968,314
      Cova Bond Debenture                         859,300 accumulation units at    $13.765395 per unit           11,828,595
      Cova Developing Growth                      130,053 accumulation units at    $14.452893 per unit            1,879,640
      Cova Large Cap Research                     142,370 accumulation units at    $14.635794 per unit            2,083,694
      Cova Mid-Cap Value                          132,159 accumulation units at    $10.875543 per unit            1,437,296
      Cova Quality Bond                           629,401 accumulation units at    $11.567172 per unit            7,280,387
      Cova Small Cap Stock                        632,695 accumulation units at    $17.932499 per unit           11,345,806
      Cova Large Cap Stock                      1,531,957 accumulation units at    $22.548971 per unit           34,544,050
      Cova Select Equity                        1,237,436 accumulation units at    $18.384684 per unit           22,749,876
      Cova International Equity                   838,996 accumulation units at    $16.333932 per unit           13,704,098
      GACC Money Market                           157,984 accumulation units at    $11.525403 per unit            1,820,824
      Russell Multi-Style Equity                  213,789 accumulation units at    $14.719616 per unit            3,146,894
      Russell Aggressive Equity                    44,230 accumulation units at    $10.461908 per unit              462,732
      Russell Non-US                               98,852 accumulation units at    $14.706241 per unit            1,453,739
      Russell Core Bond                           220,655 accumulation units at    $10.419502 per unit            2,299,112
      Russell Real Estate Securities                5,917 accumulation units at     $9.395293 per unit               55,595
      AIM V.I. Value                              158,759 accumulation units at    $16.748633 per unit            2,659,000
      AIM V.I. Capital Appreciation                63,264 accumulation units at    $16.827440 per unit            1,064,575
      AIM V.I. International Equity                19,322 accumulation units at    $17.458837 per unit              337,336
      Alliance Premier Growth                     130,836 accumulation units at    $19.075994 per unit            2,495,827
      Alliance Real Estate Investment              29,380 accumulation units at     $7.486033 per unit              219,937
      Liberty Newport Tiger Fund, Variable          2,639 accumulation units at    $15.397535 per unit               40,642
      Goldman Sachs Growth and Income              27,398 accumulation units at    $10.302541 per unit              282,267
      Goldman Sachs International Equity           27,069 accumulation units at    $14.844433 per unit              401,830
      Goldman Sachs Global Income                   3,165 accumulation units at    $10.556976 per unit               33,414
      Kemper-Dreman High Return Equity                 10 accumulation units at     $9.270000 per unit                   93
      Kemper Small Cap Growth                       8,195 accumulation units at    $15.505196 per unit              127,059
      Kemper Small Cap Value                       27,733 accumulation units at     $8.886027 per unit              246,434
      Kemper Government Securities                 20,807 accumulation units at    $10.558404 per unit              219,690
      MFS Bond                                         10 accumulation units at    $10.288000 per unit                  103
      MFS Research                                 62,149 accumulation units at    $14.897867 per unit              925,882
      MFS Growth with Income                      112,973 accumulation units at    $12.703932 per unit            1,435,199
      MFS Emerging Growth                          62,562 accumulation units at    $23.079105 per unit            1,443,871
      MFS/Foreign & Colonial Emerging
        Markets Equity                              3,897 accumulation units at     $8.967637 per unit               34,950
      MFS High Income                              21,540 accumulation units at    $10.352934 per unit              223,001
      MFS Global Governments                        1,050 accumulation units at    $10.252619 per unit               10,770





                                                                                                                 (Continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 1999



Net assets, continued:
    Accumulation units:
      Oppenheimer Capital Appreciation                15,979 accumulation units at      $17.103249 per unit            $ 273,287
      Oppenheimer Main Street Growth & Income         34,600 accumulation units at      $12.409773 per unit              429,380
      Oppenheimer High Income                         25,621 accumulation units at      $10.189165 per unit              261,062
      Oppenheimer Bond                                71,773 accumulation units at      $10.246949 per unit              735,453
      Oppenheimer Strategic Bond                       7,503 accumulation units at      $10.306821 per unit               77,336
      Putnam VT Growth and Income                    131,527 accumulation units at      $11.422706 per unit            1,502,396
      Putnam VT New Value                              2,342 accumulation units at      $10.379438 per unit               24,306
      Putnam VT Vista                                 17,707 accumulation units at      $17.797452 per unit              315,132
      Putnam VT International Growth                  81,982 accumulation units at      $18.522808 per unit            1,518,543
      Putnam VT International New Opportunities        8,721 accumulation units at      $22.858952 per unit              199,355
      Templeton Bond                                     795 accumulation units at       $9.702219 per unit                7,716
      Franklin Small Cap Investments                   7,226 accumulation units at      $17.718917 per unit              128,030
      Templeton Stock                                  8,686 accumulation units at      $13.322067 per unit              115,709
      Templeton International                         50,837 accumulation units at      $11.157985 per unit              567,234
      Templeton Developing Markets                    13,256 accumulation units at      $11.479237 per unit              152,165
      Templeton Mutual Shares Investments              9,448 accumulation units at      $10.433275 per unit               98,571
      Franklin Growth Investments                     10,673 accumulation units at      $14.687812 per unit              156,765
      Fidelity VIP Growth                              4,777 accumulation units at      $17.780613 per unit               84,930
      Fidelity VIP II Contrafund                         623 accumulation units at      $15.235791 per unit                9,487
      Fidelity VIP III Growth Opportunities              521 accumulation units at      $12.142823 per unit                6,332
      Fidelity VIP III Growth & Income                 6,964 accumulation units at      $13.198268 per unit               91,914
      Fidelity VIP Equity-Income                       3,423 accumulation units at      $11.196008 per unit               38,324
      American Century VP Income & Growth              1,017 accumulation units at      $10.324878 per unit               10,501
      American Century VP International                   10 accumulation units at      $12.517000 per unit                  125
      American Century VP Value                          546 accumulation units at       $9.586953 per unit                5,231
      Dreyfus Stock Index                                 10 accumulation units at      $10.336000 per unit                  103
      Dreyfus VIF Disciplined Stock                       10 accumulation units at      $10.306000 per unit                  103
      Dreyfus VIF Capital Appreciation                    10 accumulation units at      $10.128000 per unit                  101
      INVESCO VIF Dynamics                             1,951 accumulation units at      $11.148744 per unit               21,750
      INVESCO VIF High Yield                             996 accumulation units at      $10.122749 per unit               10,088
      PIMCO High Yield Bond                               10 accumulation units at      $10.078000 per unit                  101
      PIMCO Low Duration Bond                             10 accumulation units at       $9.969000 per unit                  100
      PIMCO StocksPLUS Growth & Income                    10 accumulation units at      $10.311000 per unit                  103
      PIMCO Total Return Bond                          1,525 accumulation units at       $9.898482 per unit               15,095
      Scudder International                              624 accumulation units at      $11.637458 per unit                7,267
                                                                                                                 ----------------
                                                                                                                     184,126,627

    Annuity units:
      Cova Lord Abbett Growth and Income               4,367 annuity units at           $30.184634 per unit              131,816
      Cova Bond Debenture                                564 annuity units at           $12.975024 per unit                7,318
      Cova Large Cap Stock                               488 annuity units at           $21.254267 per unit               10,370
      Cova Select Equity                                 527 annuity units at           $17.329070 per unit                9,132
                                                                                                                 ----------------
             Total net assets                                                                                      $ 184,285,263
                                                                                                                 ================


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                      Cova
                                            ----------------------------------------------------------------------------------------
                                                                                      VKAC     Lord Abbett
                                                                                     Growth      Growth
                                             Quality       Money        Stock         and         and          Bond      Developing
                                              Income       Market       Index        Income      Income     Debenture      Growth
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
Income:
   Dividends                               $    27,755          223       13,623       13,703           -      213,945            -
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                      210           73          637          581     541,689      132,874       15,457
   Administrative fee                               25            9           76           70      65,003       15,945        1,855
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                              235           82          713          651     606,692      148,819       17,312
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (expense)          27,520          141       12,910       13,052    (606,692)      65,126      (17,312)
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (16,883)           -      308,128      112,186      84,440       22,689        3,868
   Realized gain distributions                       -            -      232,665      207,864           -       69,331            -
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                (16,883)           -      540,793      320,050      84,440       92,020        3,868
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation              (19,209)           -     (491,713)    (316,285)  4,841,111       63,985      402,539
                                            -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations            $    (8,572)         141       61,990       16,817   4,318,859      221,131      389,095
                                            ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------

                                            Large                                 Small        Large
                                             Cap        Mid-Cap      Quality       Cap          Cap         Select     International
                                           Research      Value         Bond       Stock        Stock        Equity       Equity
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
Income:
   Dividends                            $      2,277        1,536       81,795      24,018       42,000       53,137       55,097
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                 15,737       14,678       91,927     107,750      375,738      255,866      139,751
   Administrative fee                          1,888        1,761       11,031      12,930       45,088       30,704       16,770
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Total expenses                         17,625       16,439      102,958     120,680      420,826      286,570      156,521
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net investment income (expense)       (15,348)     (14,903)     (21,163)    (96,662)    (378,826)    (233,433)    (101,424)
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    5,023        8,245       12,963      93,813      451,839      192,962      118,922
   Realized gain distributions                     -            -       40,932           -      916,687    1,803,409      147,249
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                5,023        8,245       53,895      93,813    1,368,526    1,996,371      266,171
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

Change in unrealized appreciation            318,972       59,675     (245,367)  3,442,246    3,428,923     (112,938)   2,686,189
                                          -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $    308,647       53,017     (212,635)  3,439,397    4,418,623    1,650,000    2,850,936
                                          ===========  ===========  =========== ===========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                            GACC     Lord Abbett                             Russell
                                         ----------- -----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money        and         Style      Aggressive                  Core        Estate
                                           Market      Income       Equity       Equity       Non-US       Bond      Securities
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                           $          -           -       13,821          924       14,139      98,425        1,818
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                20,952      10,297       23,704        3,514       10,003      20,437          136
   Administrative fee                         2,514       1,236        2,844          422        1,200       2,452           16
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                        23,466      11,533       26,548        3,936       11,203      22,889          152
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)      (23,466)    (11,533)     (12,727)      (3,012)       2,936      75,536        1,666
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  43,206   4,505,534        3,410          258        8,592     (12,178)           1
   Realized gain distributions                    -           -      153,378        1,632       29,827      55,059            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)              43,206   4,505,534      156,788        1,890       38,419      42,881            1
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation            41,929  (2,782,796)     144,413       40,836      257,725    (145,900)        (393)
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $     61,669   1,711,205      288,474       39,714      299,080     (27,483)       1,274
                                         =========== ===========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                        AIM                          Alliance             Liberty    Goldman Sachs
                                         ------------------------------------  ------------------------  ----------  -------------
                                                                                                          Newport
                                                                     V.I.                      Real        Tiger        Growth
                                                     V.I. Capital International Premier       Estate       Fund,         and
                                         V.I. Value  Appreciation   Equity       Growth     Investment    Variable      Income
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
Income:
   Dividends                           $      6,695         604        2,148            -        7,819         263          3,086
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Expenses:
   Mortality and expense risk                13,931       3,959        2,744       20,892        2,378         367          2,339
   Administrative fee                         1,671         475          329        2,507          285          44            281
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
       Total expenses                        15,602       4,434        3,073       23,399        2,663         411          2,620
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

       Net investment income (expense)       (8,907)     (3,830)        (925)     (23,399)       5,156        (148)           466
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   5,130       1,592          631       27,142       (4,604)        106            359
   Realized gain distributions               35,012      18,846        9,013       21,117            -           -              -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------
       Net realized gain (loss)              40,142      20,438        9,644       48,259       (4,604)        106            359
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

Change in unrealized appreciation           311,587     206,131      107,456      463,999      (13,176)     15,947          6,892
                                         ----------- -----------  -----------  -----------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations        $    342,822     222,739      116,175      488,859      (12,624)     15,905          7,717
                                         =========== ===========  ===========  ===========  ===========  ==========  =============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                               Goldman Sachs                           Kemper                            MFS
                                         -----------------------  -------------------------------------------------  -----------
                                                                    Kemper
                                                                    Dreman       Small        Small
                                        International  Global     High Return     Cap          Cap       Government
                                           Equity      Income       Equity       Growth       Value      Securities     Bond
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
Income:
   Dividends                           $      4,983       1,089            1            -        1,730       3,820            3
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                 3,183         412            1          938        2,446       1,895            1
   Administrative fee                           382          49            -          113          293         228            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                         3,565         461            1        1,051        2,739       2,123            1
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (expense)        1,418         628            -       (1,051)      (1,009)      1,697            2
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   1,288          (7)           -        1,110       (2,773)       (721)           -
   Realized gain distributions               24,795         173            1            -            -           -            -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)              26,083         166            1        1,110       (2,773)       (721)           -
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

Change in unrealized appreciation            59,308      (1,589)         (13)      33,083       10,537        (130)          (4)
                                         ----------- -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $     86,809        (795)         (12)      33,142        6,755         846           (2)
                                         =========== ===========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                                                  MFS                                   Oppenheimer
                                         ----------------------------------------------------------------------------  -------------
                                                                                  F&C
                                                       Growth                   Emerging
                                                        with       Emerging     Markets        High        Global        Capital
                                          Research     Income       Growth       Equity       Income     Governments   Appreciation
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
Income:
   Dividends                            $       988       3,199            -           11        8,526           322            262
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Expenses:
   Mortality and expense risk                 7,330      13,846       10,888          323        2,132            89          1,470
   Administrative fee                           879       1,662        1,307           39          256            11            176
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
       Total expenses                         8,209      15,508       12,195          362        2,388           100          1,646
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

       Net investment income (expense)       (7,221)    (12,309)     (12,195)        (351)       6,138           222         (1,384)
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   2,134       4,845       15,552       (1,742)       1,396           (54)         1,944
   Realized gain distributions                5,219       3,839            -            -            -             -          2,880
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------
       Net realized gain (loss)               7,353       8,684       15,552       (1,742)       1,396           (54)         4,824
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

Change in unrealized appreciation           151,202      71,703      596,456       13,160          414          (431)        53,315
                                         ----------- -----------  -----------  -----------  -----------  ------------  -------------

       Net increase (decrease) in net
         assets from operations         $   151,334      68,078      599,813       11,067        7,948          (263)        56,755
                                         =========== ===========  ===========  ===========  ===========  ============  =============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                            Oppenheimer                                    Putnam
                                         -------------------------------------------------  -------------------------------------
                                         Main Street
                                           Growth                                           VT Growth
                                            and          High                   Strategic      and         VT New
                                           Income       Income        Bond        Bond        Income       Value       VT Vista
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
Income:
   Dividends                           $        815        8,100       22,575       1,644       15,328            3       22,701
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                 3,304        1,968        6,941         656       15,747          394        2,089
   Administrative fee                           397          236          833          79        1,890           47          251
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Total expenses                         3,701        2,204        7,774         735       17,637          441        2,340
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net investment income (expense)       (2,886)       5,896       14,801         909       (2,309)        (438)      20,361
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   6,139         (552)      (1,846)       (128)       3,242        1,153        3,690
   Realized gain distributions                1,373            -        2,168           -       76,488          667            -
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)               7,512         (552)         322        (128)      79,730        1,820        3,690
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

Change in unrealized appreciation            50,323       (1,438)     (28,165)        265      (94,639)      (1,091)      71,288
                                         -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $     54,949        3,906      (13,042)      1,046      (17,218)         291       95,339
                                         ===========  ===========  ===========  ==========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                   Putnam                                     Templeton
                                        ---------------------------  ---------------------------------------------------------------
                                                           VT
                                             VT       International                Franklin
                                        International     New                     Small Cap                              Developing
                                           Growth     Opportunities     Bond      Investments    Stock     International  Markets
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
Income:
   Dividends                          $            -            37            -            -            -        1,767          833
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Expenses:
   Mortality and expense risk                 11,652         1,364           37        1,010          628        2,882        1,197
   Administrative fee                          1,398           164            4          121           76          346          144
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
       Total expenses                         13,050         1,528           41        1,131          704        3,228        1,341
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

       Net investment income (expense)       (13,050)       (1,491)         (41)      (1,131)        (704)      (1,461)        (508)
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   11,098         3,534            -       44,682         (197)         106        5,858
   Realized gain distributions                     -             -            -            -            -        6,140            -
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------
       Net realized gain (loss)               11,098         3,534            -       44,682         (197)       6,246        5,858
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

Change in unrealized appreciation            515,817        91,568           (9)      33,706       14,590       62,767       33,553
                                        ------------- -------------  -----------  -----------  ----------- ------------  -----------

       Net increase (decrease) in net
         assets from operations       $      513,865        93,611          (50)      77,257       13,689       67,552       38,903
                                        ============= =============  ===========  ===========  =========== ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                   Templeton                                 Fidelity
                                         --------------------------  ---------------------------------------------------------------

                                           Mutual       Franklin                                VIP III      VIP III        VIP
                                           Shares        Growth         VIP        VIP II       Growth       Growth &     Equity-
                                         Investments   Investments    Growth     Contrafund   Opportunities   Income       Income
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
Income:
   Dividends                            $         35             -          11            5            14          153          124
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                    616           465         405           58            68          719          350
   Administrative fee                             74            56          49            7             9           86           42
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
       Total expenses                            690           521         454           65            77          805          392
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

       Net investment income (expense)          (655)         (521)       (443)         (60)          (63)        (652)        (268)
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (164)           29         212            3             3          180           (8)
   Realized gain distributions                     -             -         688           35            25          306          273
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------
       Net realized gain (loss)                 (164)           29         900           38            28          486          265
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

Change in unrealized appreciation              1,570        24,948      13,973        1,207           418        4,028       (1,623)
                                         ------------  ------------  ----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $        751        24,456      14,430        1,185           383        3,862       (1,626)
                                         ============  ============  ==========  ===========  ============  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                                     American Century                         Dreyfus                    INVESCO
                                        --------------------------------------- --------------------------------------  -----------

                                        VP Income                                               VIF           VIF
                                            &             VP                      Stock      Disciplined    Capital        VIF
                                          Growth     International   VP Value     Index        Stock      Appreciation   Dynamics
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
Income:
   Dividends                          $          -              -            -           -            -             1            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Expenses:
   Mortality and expense risk                    5              -            3           -            -             -            8
   Administrative fee                            1              -            -           -            -             -            1
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
       Total expenses                            6              -            3           -            -             -            9
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

       Net investment income (expense)          (6)             -           (3)          -            -             1           (9)
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -              -            -           -            -             -            -
   Realized gain distributions                   -              -            -           -            1             -            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------
       Net realized gain (loss)                  -              -            -           -            1             -            -
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

Change in unrealized appreciation              407             25          134           3            2             -        1,133
                                        -----------  -------------  ----------- -----------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets from operations       $        401             25          131           3            3             1        1,124
                                        ===========  =============  =========== ===========  ===========  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 1999




                                            INVESCO                               PIMCO                     Scudder
                                           ----------  -------------------------------------------------- -------------

                                              VIF         High         Low       StocksPLUS     Total
                                             High        Yield       Duration     Growth &      Return
                                             Yield        Bond         Bond        Income        Bond     International    Total
                                           ----------  -----------  -----------  -----------  ----------- -------------  ----------
Income:
   Dividends                             $         7            1            1            2           36             -      777,978
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Expenses:
   Mortality and expense risk                      5            -            -            -            7             3    1,926,156
   Administrative fee                              -            -            -            -            1             -      231,138
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Total expenses                              5            -            -            -            8             3    2,157,294
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

       Net investment income (expense)             2            1            1            2           28            (3)  (1,379,316)
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -            -            -            -            -             -    6,077,380
   Realized gain distributions                     -            -            -            5            -             -    3,867,097
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Net realized gain (loss)                    -            -            -            5            -             -    9,944,477
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------

Change in unrealized appreciation                (14)           -           (1)          (4)         (33)          516   14,495,013
                                           ----------  -----------  -----------  -----------  ----------- -------------  -----------
       Net increase (decrease) in net
         assets from operations          $       (12)           1            -            3           (5)          513   23,060,174
                                           ==========  ===========  ===========  ===========  =========== =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                                                                     VKAC      Lord Abbett
                                                                                    Growth       Growth
                                            Quality       Money        Stock         and          and          Bond      Developing
                                             Income       Market       Index        Income       Income     Debenture      Growth
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     27,520          141       12,910       13,052     (606,692)      65,126      (17,312)
     Net realized gain (loss)                 (16,883)           -      540,793      320,050       84,440       92,020        3,868
     Change in unrealized appreciation        (19,209)           -     (491,713)    (316,285)   4,841,111       63,985      402,539
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            (8,572)         141       61,990       16,817    4,318,859      221,131      389,095
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                    -            -            -            -            -            -            -
   Cova redemptions                                 -            -            -            -            -            -            -
   Payments received from contract
     owners                                         -            -            -            -      944,389      381,414      194,722
   Transfers between sub-accounts
     (including fixed account), net          (762,919)    (267,611)  (2,368,403)  (2,135,471)  46,839,738    3,039,279      525,525
   Transfers for contract benefits and
     terminations                                   -            -            -            -   (3,002,856)  (1,006,153)     (14,699)
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        (762,919)    (267,611)  (2,368,403)  (2,135,471)  44,781,271    2,414,540      705,548
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              (771,491)    (267,470)  (2,306,413)  (2,118,654)  49,100,130    2,635,671    1,094,643

Net assets at beginning of period             771,491      267,470    2,306,413    2,118,654            -    9,200,242      784,997
                                           -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period              $          -            -            -            -   49,100,130   11,835,913    1,879,640
                                           ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                    Cova
                                          -----------------------------------------------------------------------------------------

                                            Large                                  Small        Large
                                             Cap        Mid-Cap      Quality        Cap          Cap         Select    International
                                           Research      Value         Bond        Stock        Stock        Equity       Equity
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (15,348)     (14,903)     (21,163)     (96,662)    (378,826)    (233,433)    (101,424)
     Net realized gain (loss)                  5,023        8,245       53,895       93,813    1,368,526    1,996,371      266,171
     Change in unrealized appreciation       318,972       59,675     (245,367)   3,442,246    3,428,923     (112,938)   2,686,189
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                          308,647       53,017     (212,635)   3,439,397    4,418,623    1,650,000    2,850,936
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -            -            -            -
   Cova redemptions                                -            -            -            -            -            -            -
   Payments received from contract
     owners                                  267,991       87,258      531,392       82,315    1,374,292      724,675      196,744
   Transfers between sub-accounts
     (including fixed account), net          951,597      444,509    1,586,506      260,071    8,980,569    3,816,573    1,146,758
   Transfers for contract benefits and
     terminations                            (34,563)     (39,485)    (594,581)    (790,063)  (2,219,709)  (1,316,313)    (535,952)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      1,185,025      492,282    1,523,317     (447,677)   8,135,152    3,224,935      807,550
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            1,493,672      545,299    1,310,682    2,991,720   12,553,775    4,874,935    3,658,486

Net assets at beginning of period            590,022      891,997    5,969,705    8,354,086   22,000,645   17,884,073   10,045,612
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period             $  2,083,694    1,437,296    7,280,387   11,345,806   34,554,420   22,759,008   13,704,098
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           GACC      Lord Abbett                              Russell
                                         ----------  ------------  ----------------------------------------------------------------

                                                       Growth        Multi-                                               Real
                                          Money          and         Style      Aggressive                   Core        Estate
                                          Market       Income        Equity       Equity       Non-US        Bond      Securities
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (23,466)      (11,533)     (12,727)      (3,012)       2,936       75,536         1,666
     Net realized gain (loss)               43,206     4,505,534      156,788        1,890       38,419       42,881             1
     Change in unrealized appreciation      41,929    (2,782,796)     144,413       40,836      257,725     (145,900)         (393)
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
       Net increase (decrease) from
         operations                         61,669     1,711,205      288,474       39,714      299,080      (27,483)        1,274
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------

Contract transactions:
   Cova payments                                 -             -            -            -            -            -           100
   Cova redemptions                              -             -            -            -            -            -             -
   Payments received from contract
     owners                                455,426        60,200    1,215,160      190,633      485,053      661,201        25,949
   Transfers between sub-accounts
     (including fixed account), net        672,683   (38,834,205)   1,175,694      179,643      527,338    1,142,901        28,474
   Transfers for contract benefits and
     terminations                         (808,459)      (34,968)    (148,907)     (33,783)     (61,918)    (131,305)         (202)
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                      319,650   (38,808,973)   2,241,947      336,493      950,473    1,672,797        54,321
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets                            381,319   (37,097,768)   2,530,421      376,207    1,249,553    1,645,314        55,595

Net assets at beginning of period        1,439,505    37,097,768      616,473       86,525      204,186      653,798             -
                                         ----------  ------------  -----------  -----------  -----------  -----------  ------------
Net assets at end of period             $1,820,824             -    3,146,894      462,732    1,453,739    2,299,112        55,595
                                         ==========  ============  ===========  ===========  ===========  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                                                                                          Goldman
                                                             AIM                            Alliance           Liberty     Sachs
                                           --------------------------------------  ------------------------  -----------  ----------
                                                                                                              Newport
                                                                         V.I.                      Real        Tiger       Growth
                                                        V.I. Capital  International  Premier      Estate       Fund,        and
                                           V.I. Value   Appreciation    Equity       Growth     Investment    Variable     Income
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (8,907)       (3,830)        (925)     (23,399)       5,156         (148)        466
     Net realized gain (loss)                  40,142        20,438        9,644       48,259       (4,604)         106         359
     Change in unrealized appreciation        311,587       206,131      107,456      463,999      (13,176)      15,947       6,892
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                           342,822       222,739      116,175      488,859      (12,624)      15,905       7,717
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                    -             -            -            -            -            -           -
   Cova redemptions                              (135)         (117)           -            -            -            -           -
   Payments received from contract
     owners                                   646,993       272,306       53,431      417,182       16,568        2,495      13,612
   Transfers between sub-accounts
     (including fixed account), net         1,658,069       505,453       (4,431)     799,089       50,292            -     132,926
   Transfers for contract benefits and
     terminations                             (26,208)       (1,538)      (2,052)    (128,479)     (10,924)           -      (1,905)
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                       2,278,719       776,104       46,948    1,087,792       55,936        2,495     144,633
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                             2,621,541       998,843      163,123    1,576,651       43,312       18,400     152,350

Net assets at beginning of period              37,459        65,732      174,213      919,176      176,625       22,242     129,917
                                           -----------  ------------  -----------  -----------  -----------  -----------  ----------
Net assets at end of period               $ 2,659,000     1,064,575      337,336    2,495,827      219,937       40,642     282,267
                                           ===========  ============  ===========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                 Goldman Sachs                           Kemper                            MFS
                                         ------------------------  ---------------------------------------------------  -----------

                                                                     Kemper-
                                                                     Dreman        Small        Small
                                         International  Global     High Return      Cap          Cap       Government
                                           Equity       Income       Equity        Growth       Value      Securities      Bond
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $      1,418          628             -       (1,051)      (1,009)       1,697            2
     Net realized gain (loss)                26,083          166             1        1,110       (2,773)        (721)           -
     Change in unrealized appreciation       59,308       (1,589)          (13)      33,083       10,537         (130)          (4)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                          86,809         (795)          (12)      33,142        6,755          846           (2)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -             -            -            -            -            -
   Cova redemptions                               -            -             -            -            -         (106)           -
   Payments received from contract
     owners                                  24,746            -             -       17,391       46,547       44,475            -
   Transfers between sub-accounts
     (including fixed account), net         111,590        1,800             -       34,658       60,475      163,109            -
   Transfers for contract benefits and
     terminations                            (2,368)         (63)            -       (2,889)     (13,286)     (15,420)           -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       133,968        1,737             -       49,160       93,736      192,058            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             220,777          942           (12)      82,302      100,491      192,904           (2)

Net assets at beginning of period           181,053       32,472           105       44,757      145,943       26,786          105
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $    401,830       33,414            93      127,059      246,434      219,690          103
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                  MFS                                  Oppenheimer
                                        -----------------------------------------------------------------------------  -----------
                                                                                   F&C
                                                       Growth                    Emerging
                                                        with       Emerging      Markets        High        Global      Capital
                                         Research      Income       Growth        Equity       Income     Governments  Appreciation
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $     (7,221)     (12,309)      (12,195)        (351)       6,138          222       (1,384)
     Net realized gain (loss)                7,353        8,684        15,552       (1,742)       1,396          (54)       4,824
     Change in unrealized appreciation     151,202       71,703       596,456       13,160          414         (431)      53,315
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                        151,334       68,078       599,813       11,067        7,948         (263)      56,755
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -             -            -            -            -            -
   Cova redemptions                              -            -             -            -            -            -         (135)
   Payments received from contract
     owners                                136,206       89,380        81,860        1,988       33,546            -      113,274
   Transfers between sub-accounts
     (including fixed account), net        358,371      537,395       187,443       (5,243)      53,871        8,902       42,735
   Transfers for contract benefits and
     terminations                          (36,613)     (42,012)      (57,128)        (727)      (1,378)      (1,969)      (1,012)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      457,964      584,763       212,175       (3,982)      86,039        6,933      154,862
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            609,298      652,841       811,988        7,085       93,987        6,670      211,617

Net assets at beginning of period          316,584      782,358       631,883       27,865      129,014        4,100       61,670
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $    925,882    1,435,199     1,443,871       34,950      223,001       10,770      273,287
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                             Oppenheimer                                 Putnam
                                        --------------------------------------------------   -------------------------------------
                                        Main Street
                                          Growth                                             VT Growth
                                           and          High                    Strategic       and         VT New
                                          Income       Income        Bond          Bond        Income       Value       VT Vista
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $     (2,886)       5,896        14,801          909       (2,309)        (438)      20,361
     Net realized gain (loss)                7,512         (552)          322         (128)      79,730        1,820        3,690
     Change in unrealized appreciation      50,323       (1,438)      (28,165)         265      (94,639)      (1,091)      71,288
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         54,949        3,906       (13,042)       1,046      (17,218)         291       95,339
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -             -            -            -            -            -
   Cova redemptions                              -            -             -            -            -            -            -
   Payments received from contract
     owners                                 76,794      107,415        57,943       14,538      133,519       10,334       22,606
   Transfers between sub-accounts
     (including fixed account), net        162,572       46,608       220,942       35,210      588,208       (4,129)     133,827
   Transfers for contract benefits and
     terminations                          (18,819)      (1,231)      (19,740)        (737)    (115,667)      (5,309)     (16,893)
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      220,547      152,792       259,145       49,011      606,060          896      139,540
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            275,496      156,698       246,103       50,057      588,842        1,187      234,879

Net assets at beginning of period          153,884      104,364       489,350       27,279      913,554       23,119       80,253
                                        -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $    429,380      261,062       735,453       77,336    1,502,396       24,306      315,132
                                        ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                   Putnam                                    Templeton
                                         -------------------------  ----------------------------------------------------------------
                                                          VT
                                             VT       International               Franklin
                                         International    New                     Small Cap                              Developing
                                           Growth     Opportunities    Bond      Investments     Stock      International Markets
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $   (13,050)       (1,491)          (41)      (1,131)        (704)      (1,461)        (508)
     Net realized gain (loss)                11,098         3,534             -       44,682         (197)       6,246        5,858
     Change in unrealized appreciation      515,817        91,568            (9)      33,706       14,590       62,767       33,553
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         513,865        93,611           (50)      77,257       13,689       67,552       38,903
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -           100          100          100            -            -
   Cova redemptions                               -             -             -         (122)        (117)        (114)           -
   Payments received from contract
     owners                                 141,900         3,024         5,127        9,200       49,708      121,554       10,245
   Transfers between sub-accounts
     (including fixed account), net         229,893        48,759         2,539      231,115       52,225      318,945       53,093
   Transfers for contract benefits and
     terminations                           (30,601)         (665)            -     (189,520)         104       (1,334)      (3,225)
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       341,192        51,118         7,766       50,773      102,020      439,051       60,113
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             855,057       144,729         7,716      128,030      115,709      506,603       99,016

Net assets at beginning of period           663,486        54,626             -            -            -       60,631       53,149
                                         -----------  ------------  ------------ ------------  -----------  -----------  -----------
Net assets at end of period             $ 1,518,543       199,355         7,716      128,030      115,709      567,234      152,165
                                         ===========  ============  ============ ============  ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                  Templeton                                 Fidelity
                                         ------------------------  ----------------------------------------------------------------

                                           Mutual      Franklin                                VIP III      VIP III        VIP
                                           Shares       Growth        VIP         VIP II       Growth       Growth &     Equity-
                                         Investments  Investments    Growth     Contrafund   Opportunities   Income       Income
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $       (655)        (521)        (443)         (60)          (63)        (652)        (268)
     Net realized gain (loss)                  (164)          29          900           38            28          486          265
     Change in unrealized appreciation        1,570       24,948       13,973        1,207           418        4,028       (1,623)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                             751       24,456       14,430        1,185           383        3,862       (1,626)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                  -          100            -            -             -            -            -
   Cova redemptions                            (121)        (120)           -            -             -            -            -
   Payments received from contract
     owners                                       -            -       41,465        6,405         4,570       41,668        3,029
   Transfers between sub-accounts
     (including fixed account), net          88,846      132,874       22,366          922            35       20,802       28,683
   Transfers for contract benefits and
     terminations                               (10)        (545)          46            -            (1)          58           (1)
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        88,715      132,309       63,877        7,327         4,604       62,528       31,711
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              89,466      156,765       78,307        8,512         4,987       66,390       30,085

Net assets at beginning of period             9,105            -        6,623          975         1,345       25,524        8,239
                                         -----------  -----------  -----------  -----------  ------------  -----------  -----------
Net assets at end of period            $     98,571      156,765       84,930        9,487         6,332       91,914       38,324
                                         ===========  ===========  ===========  ===========  ============  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                      American Century                         Dreyfus                    INVESCO
                                         --------------------------------------  -------------------------------------  -----------

                                         VP Income                                               VIF          VIF
                                             &            VP           VP          Stock      Disciplined   Capital        VIF
                                           Growth     International   Value        Index        Stock      Appreciation  Dynamics
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $         (6)           -            (3)           -            -            1           (9)
     Net realized gain (loss)                     -            -             -            -            1            -            -
     Change in unrealized appreciation          407           25           134            3            2            -        1,133
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             401           25           131            3            3            1        1,124
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                100          100           100          100          100          100          100
   Cova redemptions                               -            -             -            -            -            -            -
   Payments received from contract
     owners                                  10,000            -         5,000            -            -            -       20,526
   Transfers between sub-accounts
     (including fixed account), net               -            -             -            -            -            -            -
   Transfers for contract benefits and
     terminations                                 -            -             -            -            -            -            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        10,100          100         5,100          100          100          100       20,626
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              10,501          125         5,231          103          103          101       21,750

Net assets at beginning of period                 -            -             -            -            -            -            -
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $     10,501          125         5,231          103          103          101       21,750
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           INVESCO                          PIMCO                           Scudder
                                         -----------  --------------------------------------------------  -----------

                                                         High          Low       StocksPLUS     Total
                                            High        Yield       Duration      Growth &      Return
                                           Yield         Bond         Bond         Income        Bond      International   Total
                                         -----------  -----------  ------------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $          2            1             1            2           28           (3)   (1,379,316)
     Net realized gain (loss)                     -            -             -            5            -            -     9,944,477
     Change in unrealized appreciation          (14)           -            (1)          (4)         (33)         516    14,495,013
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
       Net increase (decrease) from
         operations                             (12)           1             -            3           (5)         513    23,060,174
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------

Contract transactions:
   Cova payments                                100          100           100          100          100          100         1,800
   Cova redemptions                               -            -             -            -            -            -        (1,087)
   Payments received from contract
     owners                                  10,000            -             -            -       15,000        6,654    10,819,038
   Transfers between sub-accounts
     (including fixed account), net               -            -             -            -            -            -    34,060,088
   Transfers for contract benefits and
     terminations                                 -            -             -            -            -            -   (11,523,977)
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        10,100          100           100          100       15,100        6,754    33,355,862
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets                              10,088          101           100          103       15,095        7,267    56,416,036

Net assets at beginning of period                 -            -             -            -            -            -   127,869,227
                                         -----------  -----------  ------------  -----------  -----------  -----------  ------------
Net assets at end of period            $     10,088          101           100          103       15,095        7,267   184,285,263
                                         ===========  ===========  ============  ===========  ===========  ===========  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                                   Cova
                                          ----------------------------------------------------------------------------------------
                                                                                   VKAC
                                                                                  Growth                                  Large
                                           Quality       Money        Stock         and         Bond       Developing      Cap
                                            Income      Market        Index       Income      Debenture     Growth      Research
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    31,278       11,868      (17,610)     (15,214)      92,644       (5,086)      (2,082)
     Net realized gain (loss)                 1,603            -      391,001      237,648       87,212       (1,333)          25
     Change in unrealized appreciation        4,531            -       98,370       64,902      110,064       57,229       52,098
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations          37,412       11,868      471,761      287,336      289,920       50,810       50,041
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -            -            -            -            -            -
   Cova redemptions                               -            -            -            -            -            -            -
   Payments received from contract
     owners                                       -            -            -        1,000    1,051,661      334,325      237,270
   Transfers between sub-accounts
     (including fixed account), net          11,714     (111,191)     138,069      202,862    3,726,785      337,360      303,087
   Transfers for contract benefits and
     terminations                            (8,629)      (3,863)     (40,936)     (52,497)    (343,261)      (1,070)        (376)
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         3,085     (115,054)      97,133      151,365    4,435,185      670,615      539,981
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              40,497     (103,186)     568,894      438,701    4,725,105      721,425      590,022

Net assets at beginning of period           730,994      370,656    1,737,519    1,679,953    4,475,137       63,572            -
                                          ----------  -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of period             $   771,491      267,470    2,306,413    2,118,654    9,200,242      784,997      590,022
                                          ==========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                                  Cova                                   GACC
                                         ---------------------------------------------------------------------------  -----------

                                                                      Small        Large
                                           Mid-Cap      Quality        Cap          Cap       Select    International   Money
                                            Value        Bond         Stock        Stock      Equity       Equity       Market
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $     (5,560)      29,095      (95,891)    (176,715)   (152,047)      34,256       (6,981)
     Net realized gain (loss)                (4,501)      10,751      280,526      352,389     999,481       25,322       18,462
     Change in unrealized appreciation       11,980      212,005     (768,604)   4,086,693   1,878,770      827,333        8,306
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations           1,919      251,851     (583,969)   4,262,367   2,726,204      886,911       19,787
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -            -            -            -           -            -            -
   Cova redemptions                               -            -            -            -           -            -            -
   Payments received from contract
     owners                                 593,364      828,237      664,035    1,433,747   1,284,829      470,560    1,894,032
   Transfers between sub-accounts
     (including fixed account), net         210,332    2,485,711    2,154,230    6,772,257   4,674,806    2,712,309     (358,103)
   Transfers for contract benefits and
     terminations                            (2,706)    (213,576)    (458,393)    (691,973)   (646,951)    (375,560)    (266,514)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       800,990    3,100,372    2,359,872    7,514,031   5,312,684    2,807,309    1,269,415
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             802,909    3,352,223    1,775,903   11,776,398   8,038,888    3,694,220    1,289,202

Net assets at beginning of period            89,088    2,617,482    6,578,183   10,224,247   9,845,185    6,351,392      150,303
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $    891,997    5,969,705    8,354,086   22,000,645  17,884,073   10,045,612    1,439,505
                                         ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                         Lord Abbett                       Russell                                 AIM
                                         -----------  -------------------------------------------------  ------------------------

                                           Growth       Multi-
                                             and         Style      Aggressive                 Core                    V.I. Capital
                                           Income       Equity       Equity       Non-US       Bond       V.I. Value   Appreciation
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $    110,598       (2,142)        (365)        (884)      1,981          (29)        (179)
     Net realized gain (loss)             1,847,461          202          (45)         (78)          2          (47)       1,256
     Change in unrealized appreciation    1,268,706       37,385       (1,753)       1,844       3,543        1,376        5,386
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations       3,226,765       35,445       (2,163)         882       5,526        1,300        6,463
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -          100          100          100         100          100          100
   Cova redemptions                               -         (127)         (95)         (93)       (103)           -            -
   Payments received from contract
     owners                               2,282,528      550,062       80,621      187,582     578,539       33,651       57,937
   Transfers between sub-accounts
     (including fixed account), net       8,659,268       31,554        8,298       15,688      70,898        2,043        1,227
   Transfers for contract benefits and
     terminations                        (1,472,455)        (561)        (236)          27      (1,162)         365            5
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     9,469,341      581,028       88,688      203,304     648,272       36,159       59,269
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                          12,696,106      616,473       86,525      204,186     653,798       37,459       65,732

Net assets at beginning of period        24,401,662            -            -            -           -            -            -
                                         -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $ 37,097,768      616,473       86,525      204,186     653,798       37,459       65,732
                                         ===========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                            AIM              Alliance            Liberty              Goldman Sachs
                                        -----------  ------------------------  ----------- -------------------------------------
                                                                                 Newport
                                           V.I.                      Real         Tiger      Growth
                                         International Premier      Estate        Fund,        and     International   Global
                                          Equity       Growth      Investment   Variable     Income       Equity       Income
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)  $        187       (4,379)        (540)         355         125       (1,051)       1,029
     Net realized gain (loss)               (5,943)      (6,634)      (2,767)           4      (4,119)       1,202          330
     Change in unrealized appreciation      (6,224)     118,514      (17,191)       2,743     (11,213)       2,720         (187)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations        (11,980)     107,501      (20,498)       3,102     (15,207)       2,871        1,172
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                               100          100          100          100         100          100          100
   Cova redemptions                           (100)        (138)         (81)           -         (97)         (86)           -
   Payments received from contract
     owners                                184,408      794,977      178,563       19,040     128,899      154,193       31,200
   Transfers between sub-accounts
     (including fixed account), net          3,073       20,139       19,454            -      16,047       23,975            -
   Transfers for contract benefits and
     terminations                           (1,288)      (3,403)        (913)           -         175            -            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      186,193      811,675      197,123       19,140     145,124      178,182       31,300
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            174,213      919,176      176,625       22,242     129,917      181,053       32,472

Net assets at beginning of period                -            -            -            -           -            -            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period           $    174,213      919,176      176,625       22,242     129,917      181,053       32,472
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                Kemper                                       MFS
                                           -------------------------------------------------  -------------------------------------
                                             Kemper-
                                             Dreman        Small        Small                                             Growth
                                            High Return     Cap          Cap       Government                              with
                                             Equity       Growth        Value      Securities    Bond       Research      Income
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $          -         (265)        (889)        (42)           -       (1,500)      (4,815)
     Net realized gain (loss)                       -          191       (6,422)          -            -          145       (4,972)
     Change in unrealized appreciation              5        3,989      (13,980)        206            5       24,572       54,989
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in
         net assets from operations                 5        3,915      (21,291)        164            5       23,217       45,202
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  100          100          100         100          100          100          100
   Cova redemptions                                 -         (108)         (78)          -            -         (123)        (120)
   Payments received from contract
     owners                                         -       35,374      184,026      23,032            -      252,002      692,249
   Transfers between sub-accounts
     (including fixed account), net                 -        5,487      (15,831)      3,490            -       42,134       48,220
   Transfers for contract benefits and
     terminations                                   -          (11)        (983)          -            -         (746)      (3,293)
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             100       40,842      167,234      26,622          100      293,367      737,156
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                   105       44,757      145,943      26,786          105      316,584      782,358

Net assets at beginning of period                   -            -            -           -            -            -            -
                                           -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period              $        105       44,757      145,943      26,786          105      316,584      782,358
                                           ===========  ===========  ===========  ==========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                                MFS                                    Oppenheimer
                                         -------------------------------------------------  ---------------------------------------
                                                        F&C                                                Main Street
                                                     Emerging                                                Growth
                                         Emerging     Markets       High         Global       Capital         and          High
                                          Growth      Equity       Income      Governments   Appreciation    Income       Income
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (3,541)         124         (541)           (8)         (286)         (748)        (559)
     Net realized gain (loss)              (2,706)     (10,435)      (1,086)            1         1,028          (157)        (139)
     Change in unrealized appreciation     87,574       (7,685)      (2,625)          189         9,357          (771)      (2,071)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
       Net increase (decrease) in
         net assets from operations        81,327      (17,996)      (4,252)          182        10,099        (1,676)      (2,769)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------

Contract transactions:
   Cova payments                              100          100          100           100           100           100          100
   Cova redemptions                          (126)         (65)         (93)            -             -           (89)         (93)
   Payments received from contract
     owners                               527,982       71,508      125,820         3,193        42,486       144,121       93,367
   Transfers between sub-accounts
     (including fixed account), net        24,659      (25,211)       8,401           625         9,440        11,637       14,033
   Transfers for contract benefits and
     terminations                          (2,059)        (471)        (962)            -          (455)         (209)        (274)
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     550,556       45,861      133,266         3,918        51,571       155,560      107,133
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------

       Net increase (decrease) in net
         assets                           631,883       27,865      129,014         4,100        61,670       153,884      104,364

Net assets at beginning of period               -            -            -             -             -             -            -
                                         ---------  -----------  -----------  ------------  ------------  ------------  -----------
Net assets at end of period             $ 631,883       27,865      129,014         4,100        61,670       153,884      104,364
                                         =========  ===========  ===========  ============  ============  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                               Oppenheimer                               Putnam
                                          -------------------  ------------------------------------------------------------------
                                                                                                                        VT
                                                                VT Growth                                 VT        International
                                                    Strategic     and         VT New                 International      New
                                            Bond      Bond       Income        Value      VT Vista      Growth      Opportunities
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $  (2,628)      (166)      (5,191)         101         (436)      (1,984)          (266)
     Net realized gain (loss)                 238         (4)      (4,815)          79          (12)      (8,326)           (27)
     Change in unrealized appreciation     12,503       (129)      44,649          860        7,815       (2,297)           299
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
       Net increase (decrease) in
         net assets from operations        10,113       (299)      34,643        1,040        7,367      (12,607)             6
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------

Contract transactions:
   Cova payments                              100        100          100          100          100          100            100
   Cova redemptions                          (105)         -         (113)           -         (109)        (127)          (109)
   Payments received from contract
     owners                               407,896     22,655      787,874        4,669       46,531      674,756         50,740
   Transfers between sub-accounts
     (including fixed account), net        73,891      4,823       94,763       17,311       26,352        5,031          3,797
   Transfers for contract benefits and
     terminations                          (2,545)         -       (3,713)          (1)          12       (3,667)            92
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                     479,237     27,578      878,911       22,079       72,886      676,093         54,620
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------

       Net increase (decrease) in net
         assets                           489,350     27,279      913,554       23,119       80,253      663,486         54,626

Net assets at beginning of period               -          -            -            -            -            -              -
                                          --------  ---------  -----------  -----------  ----------- ------------  -------------
Net assets at end of period             $ 489,350     27,279      913,554       23,119       80,253      663,486         54,626
                                          ========  =========  ===========  ===========  =========== ============  =============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                        Templeton                                  Fidelity
                                         --------------------------------------  -------------------------------------------------

                                                                      Mutual                               VIP III       VIP III
                                                        Developing    Shares       VIP       VIP II        Growth       Growth &
                                          International  Markets     Investments  Growth    Contrafund   Opportunities   Income
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)   $        (139)         (93)          (3)      (17)          (1)             -          (58)
     Net realized gain (loss)                      9            8            -         -            -              -            -
     Change in unrealized appreciation         4,711        3,570          263     1,118           99             19        3,784
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
       Net increase (decrease) in
         net assets from operations            4,581        3,485          260     1,101           98             19        3,726
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------

Contract transactions:
   Cova payments                                 100          100          100       100          100            100          100
   Cova redemptions                                -         (133)           -         -            -              -            -
   Payments received from contract
     owners                                   54,930       25,540        8,079       990          777              -        3,746
   Transfers between sub-accounts
     (including fixed account), net            1,153       24,157          666     4,427            -          1,226       17,428
   Transfers for contract benefits and
     terminations                               (133)           -            -         5            -              -          524
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         56,050       49,664        8,845     5,522          877          1,326       21,798
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                               60,631       53,149        9,105     6,623          975          1,345       25,524

Net assets at beginning of period                  -            -            -         -            -              -            -
                                         ------------  -----------  -----------  --------  -----------  -------------  -----------
Net assets at end of period            $      60,631       53,149        9,105     6,623          975          1,345       25,524
                                         ============  ===========  ===========  ========  ===========  =============  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1998




                                                       Fidelity
                                                  ------------------

                                                         VIP
                                                       Equity-
                                                        Income               Total
                                                  ------------------   ------------------
Increase (decrease) in net assets from
    operations:
      Net investment income (expense)           $               (12)            (197,302)
      Net realized gain (loss)                                    -            4,192,008
      Change in unrealized appreciation                         635            8,280,979
                                                  ------------------   ------------------
         Net increase (decrease) in
           net assets from operations                           623           12,275,685
                                                  ------------------   ------------------

Contract transactions:
    Cova payments                                               100                4,200
    Cova redemptions                                              -               (2,511)
    Payments received from contract
      owners                                                  2,968           18,342,571
    Transfers between sub-accounts
      (including fixed account), net                          4,427           32,538,428
    Transfers for contract benefits and
      terminations                                              121           (4,604,519)
                                                  ------------------   ------------------
         Net increase (decrease) in net
           assets from contract
           transactions                                       7,616           46,278,169
                                                  ------------------   ------------------

         Net increase (decrease) in net
           assets                                             8,239           58,553,854

Net assets at beginning of period                                 -           69,315,373
                                                  ------------------   ------------------
Net assets at end of period                     $             8,239          127,869,227
                                                  ==================   ==================


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by CFLIC.

            Cova Series Trust (Cova)                                            10 portfolios
            General American Capital Company (GACC)                              1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)                          1 portfolio
            Russell Insurance Funds (Russell)                                    5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                             3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)              2 portfolios
            Liberty Variable Investment Trust (Liberty)                          1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)               3 portfolios
            Kemper Variable Series (Kemper)                                      4 portfolios
            MFS Variable Insurance Trust (MFS)                                   7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                     5 portfolios
            Putnam Variable Trust (Putnam)                                       5 portfolios
            Templeton Variable Products Series Fund (Templeton)                  7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    5 portfolios
            American Century Variable Portfolios, Inc. (American Century)        3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                   1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                           2 portfolios
            INVESCO Variable Investment Funds, Inc.                              2 portfolios
            PIMCO Variable Insurance Trust                                       4 portfolios
            Scudder Variable Life Investment Fund                                1 portfolio

       The following sub-accounts commenced operations in 1999:

            Cova Lord Abbett Growth and Income                January 8, 1999
            Russell Real Estate Securities                       July 1, 1999
            Templeton Bond                                      March 1, 1999
            Franklin Small Cap Investments                      March 1, 1999
            Templeton Stock                                     March 2, 1999
            Franklin Growth Investments                         March 1, 1999
            American Century VP Income & Growth             November 19, 1999
            American Century VP International               November 19, 1999
            American Century VP Value                       November 19, 1999
            Dreyfus Stock Index                             November 19, 1999
            Dreyfus VIF Disciplined Stock                   November 19, 1999
            Dreyfus VIF Capital Appreciation                November 19, 1999
            INVESCO Dynamics                                November 19, 1999
            INVESCO High Yield                              November 19, 1999
            PIMCO High Yield Bond                           November 19, 1999
            PIMCO Low Duration Bond                         November 19, 1999
            PIMCO StocksPLUS Growth & Income                November 19, 1999
            PIMCO Total Return Bond                         November 19, 1999
            Scudder International                           November 19, 1999

       The following sub-accounts ceased operations in 1999:

            Lord Abbett Growth and Income                     January 8, 1999
            Cova Quality Income                               January 8, 1999
            Cova Money Market                                 January 8, 1999
            Cova Stock Index                                  January 8, 1999
            Cova VKAC Growth and Income                       January 8, 1999
            Cova Small Cap Equity                             October 8, 1999

       On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFLIC.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(3)    SEPARATE ACCOUNT EXPENSES
       CFLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by CFLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, surrender fees of $252,000 were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $37,000 were deducted from the Separate Account.

       Currently, CFLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. CFLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment at December 31, 1999 follows:


       Cova Lord Abbett Growth and Income            $ 44,259,019       Oppenheimer Capital Appreciation               $ 210,635
       Cova Bond Debenture                             11,498,529       Oppenheimer Main Street Growth & Income          379,861
       Cova Developing Growth                           1,419,468       Oppenheimer High Income                          264,591
       Cova Large Cap Research                          1,712,624       Oppenheimer Bond                                 751,172
       Cova Mid-Cap Value                               1,363,105       Oppenheimer Strategic Bond                        77,206
       Cova Quality Bond                                7,271,632       Putnam VT Growth and Income                    1,552,501
       Cova Small Cap Stock                             7,906,392       Putnam VT New Value                               24,539
       Cova Large Cap Stock                            26,407,936       Putnam VT Vista                                  236,052
       Cova Select Equity                              19,708,203       Putnam VT International Growth                 1,005,138
       Cova International Equity                       10,098,921       Putnam VT International New Opportunities        107,503
       GACC Money Market                                1,770,289       Templeton Bond                                     7,726
       Russell Multi-Style Equity                       2,965,336       Franklin Small Cap Investments                    94,333
       Russell Aggressive Equity                          423,684       Templeton Stock                                  101,128
       Russell Non-US                                   1,194,281       Templeton International                          499,799
       Russell Core Bond                                2,441,645       Templeton Developing Markets                     115,054
       Russell Real Estate Securities                      55,992       Templeton Mutual Shares Investments               96,745
       AIM V.I. Value                                   2,346,239       Franklin Growth Investments                      131,829
       AIM V.I. Capital Appreciation                      853,139       Fidelity VIP Growth                               69,845
       AIM V.I. International Equity                      236,130       Fidelity VIP II Contrafund                         8,182
       Alliance Premier Growth                          1,913,504       Fidelity VIP III Growth Opportunities              5,895
       Alliance Real Estate Investment                    250,321       Fidelity VIP III Growth & Income                  84,109
       Liberty Newport Tiger Fund, Variable                21,955       Fidelity VIP Equity-Income                        39,315
       Goldman Sachs Growth and Income                    286,610       American Century VP Income & Growth               10,100
       Goldman Sachs International Equity                 339,833       American Century VP International                    100
       Goldman Sachs Global Income                         35,193       American Century VP Value                          5,100
       Kemper-Dreman High Return Equity                       101       Dreyfus Stock Index                                  100
       Kemper Small Cap Growth                             89,997       Dreyfus VIF Disciplined Stock                        101
       Kemper Small Cap Value                             249,896       Dreyfus VIF Capital Appreciation                     101
       Kemper Government Securities                       219,631       INVESCO VIF Dynamics                              20,626
       MFS Bond                                               102       INVESCO VIF High Yield                            10,107
       MFS Research                                       750,178       PIMCO High Yield Bond                                101
       MFS Growth with Income                           1,308,616       PIMCO Low Duration Bond                              101
       MFS Emerging Growth                                759,950       PIMCO StocksPLUS Growth & Income                     107
       MFS/Foreign & Colonial Emerging Markets Equity      29,478       PIMCO Total Return Bond                           15,136
       MFS High Income                                    225,229       Scudder International                              6,754
                                                                                                                   --------------
       MFS Global Governments                              11,013                                                  $ 156,355,863
                                                                                                                   ==============

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                        Commenced                        Accumulation Unit Value
                                                                         --------------------------------------------------------
                                                       Operations        12/31/1999     12/31/1998    12/31/1997     12/31/1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999     $   39.456973              -             -              -
       Cova Bond Debenture                               5/20/1996         13.765395      13.496510     12.881799      11.294929
       Cova Developing Growth                            11/7/1997         14.452893      11.067868     10.527555              -
       Cova Large Cap Research                           2/17/1998         14.635794      11.825638             -              -
       Cova Mid-Cap Value                                11/7/1997         10.875543      10.437956     10.467957              -
       Cova Quality Bond                                 5/20/1996         11.567172      11.914509     11.155144      10.368767
       Cova Small Cap Stock                              5/15/1996         17.932499      12.582885     13.491493      11.308427
       Cova Large Cap Stock                              5/16/1996         22.548971      19.428505     14.889464      11.334982
       Cova Select Equity                                5/15/1996         18.384684      16.987203     14.053503      10.838053
       Cova International Equity                         5/14/1996         16.333932      12.889314     11.462436      10.967004
       GACC Money Market                                 12/4/1997         11.525403      11.109949     10.667017              -
       Russell Multi-Style Equity                       12/31/1997         14.719616      12.740123     10.000000              -
       Russell Aggressive Equity                        12/31/1997         10.461908      10.001283     10.000000              -
       Russell Non-US                                   12/31/1997         14.706241      11.182808     10.000000              -
       Russell Core Bond                                12/31/1997         10.419502      10.631124     10.000000              -
       Russell Real Estate Securities                     7/1/1999          9.395293              -             -              -
       AIM V.I. Value                                   12/31/1997         16.748633      13.075597     10.000000              -
       AIM V.I. Capital Appreciation                    12/31/1997         16.827440      11.800084     10.000000              -
       AIM V.I. International Equity                    12/31/1997         17.458837      11.418467     10.000000              -
       Alliance Premier Growth                          12/31/1997         19.075994      14.620511     10.000000              -
       Alliance Real Estate Investment                  12/31/1997          7.486033       8.000583     10.000000              -
       Liberty Newport Tiger Fund, Variable             12/31/1997         15.397535       9.278784     10.000000              -
       Goldman Sachs Growth and Income                   3/31/1998         10.302541       9.911702             -              -
       Goldman Sachs International Equity                3/31/1998         14.844433      11.416783             -              -
       Goldman Sachs Global Income                       3/31/1998         10.556976      10.815310             -              -
       Kemper-Dreman High Return Equity                  5/15/1998          9.270000      10.489000             -              -
       Kemper Small Cap Growth                          12/31/1997         15.505196      11.687795     10.000000              -
       Kemper Small Cap Value                           12/31/1997          8.886027       8.770360     10.000000              -
       Kemper Government Securities                     12/31/1997         10.558404      10.634608     10.000000              -
       MFS Bond                                          5/15/1998         10.288000      10.509000             -              -
       MFS Research                                     12/31/1997         14.897867      12.179142     10.000000              -
       MFS Growth with Income                           12/31/1997         12.703932      12.075079     10.000000              -
       MFS Emerging Growth                              12/31/1997         23.079105      13.244101     10.000000              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997          8.967637       6.581757     10.000000              -
       MFS High Income                                  12/31/1997         10.352934       9.863111     10.000000              -
       MFS Global Governments                           12/31/1997         10.252619      10.663503     10.000000              -
       Oppenheimer Capital Appreciation                 12/31/1997         17.103249      12.244057     10.000000              -
       Oppenheimer Main Street Growth & Income          12/31/1997         12.409773      10.340279     10.000000              -
       Oppenheimer High Income                          12/31/1997         10.189165       9.907918     10.000000              -
       Oppenheimer Bond                                 12/31/1997         10.246949      10.551643     10.000000              -
       Oppenheimer Strategic Bond                       12/31/1997         10.306821      10.164797     10.000000              -
       Putnam VT Growth and Income                      12/31/1997         11.422706      11.403244     10.000000              -
       Putnam VT New Value                              12/31/1997         10.379438      10.498075     10.000000              -
       Putnam VT Vista                                  12/31/1997         17.797452      11.804097     10.000000              -
       Putnam VT International Growth                   12/31/1997         18.522808      11.729428     10.000000              -
       Putnam VT International New Opportunities        12/31/1997         22.858952      11.420772     10.000000              -
       Templeton Bond                                     3/1/1999          9.702219              -             -              -
       Franklin Small Cap Investments                     3/1/1999         17.718917              -             -              -
       Templeton Stock                                    3/2/1999         13.322067              -             -              -
       Templeton International                           9/21/1998         11.157985       9.149729             -              -
       Templeton Developing Markets                      9/21/1998         11.479237       7.557531             -              -
       Templeton Mutual Shares Investments               9/21/1998         10.433275       9.646506             -              -
       Franklin Growth Investments                        3/1/1999         14.687812              -             -              -
       Fidelity VIP Growth                               2/17/1998         17.780613      13.115493             -              -
       Fidelity VIP II Contrafund                        2/17/1998         15.235791      12.429344             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998         12.142823      11.814000             -              -
       Fidelity VIP III Growth & Income                  2/17/1998         13.198268      12.259160             -              -
       Fidelity VIP Equity-Income                        2/17/1998         11.196008      10.674283             -              -
       American Century VP Income & Growth              11/19/1999         10.324878              -             -              -
       American Century VP International                11/19/1999         12.517000              -             -              -
       American Century VP Value                        11/19/1999          9.586953              -             -              -
       Dreyfus Stock Index                              11/19/1999         10.336000              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999         10.306000              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999         10.128000              -             -              -
       INVESCO VIF Dynamics                             11/19/1999         11.148744              -             -              -
       INVESCO VIF High Yield                           11/19/1999         10.122749              -             -              -
       PIMCO High Yield Bond                            11/19/1999         10.078000              -             -              -
       PIMCO Low Duration Bond                          11/19/1999          9.969000              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999         10.311000              -             -              -
       PIMCO Total Return Bond                          11/19/1999          9.898482              -             -              -
       Scudder International                            11/19/1999         11.637458              -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                        Commenced                       Net Assets (in thousands)
                                                                         --------------------------------------------------------
                                                       Operations        12/31/1999     12/31/1998    12/31/1997     12/31/1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999     $      49,100              -             -              -
       Cova Bond Debenture                               5/20/1996            11,836          9,200         4,475            447
       Cova Developing Growth                            11/7/1997             1,880            785            64              -
       Cova Large Cap Research                           2/17/1998             2,084            590             -              -
       Cova Mid-Cap Value                                11/7/1997             1,437            892            89              -
       Cova Quality Bond                                 5/20/1996             7,280          5,970         2,617            669
       Cova Small Cap Stock                              5/15/1996            11,346          8,354         6,578          1,279
       Cova Large Cap Stock                              5/16/1996            34,554         22,001        10,224          1,431
       Cova Select Equity                                5/15/1996            22,759         17,884         9,845          2,011
       Cova International Equity                         5/14/1996            13,704         10,046         6,351          1,360
       GACC Money Market                                 12/4/1997             1,821          1,440           150              -
       Russell Multi-Style Equity                       12/31/1997             3,147            616             -              -
       Russell Aggressive Equity                        12/31/1997               463             87             -              -
       Russell Non-US                                   12/31/1997             1,454            204             -              -
       Russell Core Bond                                12/31/1997             2,299            654             -              -
       Russell Real Estate Securities                     7/1/1999                56              -             -              -
       AIM V.I. Value                                   12/31/1997             2,659             37             -              -
       AIM V.I. Capital Appreciation                    12/31/1997             1,065             66             -              -
       AIM V.I. International Equity                    12/31/1997               337            174             -              -
       Alliance Premier Growth                          12/31/1997             2,496            919             -              -
       Alliance Real Estate Investment                  12/31/1997               220            177             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997                41             22             -              -
       Goldman Sachs Growth and Income                   3/31/1998               282            130             -              -
       Goldman Sachs International Equity                3/31/1998               402            181             -              -
       Goldman Sachs Global Income                       3/31/1998                33             32             -              -
       Kemper-Dreman High Return Equity                  5/15/1998                 -              -             -              -
       Kemper Small Cap Growth                          12/31/1997               127             45             -              -
       Kemper Small Cap Value                           12/31/1997               246            146             -              -
       Kemper Government Securities                     12/31/1997               220             27             -              -
       MFS Bond                                          5/15/1998                 -              -             -              -
       MFS Research                                     12/31/1997               926            317             -              -
       MFS Growth with Income                           12/31/1997             1,435            782             -              -
       MFS Emerging Growth                              12/31/1997             1,444            632             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997                35             28             -              -
       MFS High Income                                  12/31/1997               223            129             -              -
       MFS Global Governments                           12/31/1997                11              4             -              -
       Oppenheimer Capital Appreciation                 12/31/1997               273             62             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997               429            154             -              -
       Oppenheimer High Income                          12/31/1997               261            104             -              -
       Oppenheimer Bond                                 12/31/1997               735            489             -              -
       Oppenheimer Strategic Bond                       12/31/1997                77             27             -              -
       Putnam VT Growth and Income                      12/31/1997             1,502            914             -              -
       Putnam VT New Value                              12/31/1997                24             23             -              -
       Putnam VT Vista                                  12/31/1997               315             80             -              -
       Putnam VT International Growth                   12/31/1997             1,519            663             -              -
       Putnam VT International New Opportunities        12/31/1997               199             55             -              -
       Templeton Bond                                     3/1/1999                 8              -             -              -
       Franklin Small Cap Investments                     3/1/1999               128              -             -              -
       Templeton Stock                                    3/2/1999               116              -             -              -
       Templeton International                           9/21/1998               567             61             -              -
       Templeton Developing Markets                      9/21/1998               152             53             -              -
       Templeton Mutual Shares Investments               9/21/1998                99              9             -              -
       Franklin Growth Investments                        3/1/1999               157              -             -              -
       Fidelity VIP Growth                               2/17/1998                85              7             -              -
       Fidelity VIP II Contrafund                        2/17/1998                 9              1             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998                 6              1             -              -
       Fidelity VIP III Growth & Income                  2/17/1998                92             26             -              -
       Fidelity VIP Equity-Income                        2/17/1998                38              8             -              -
       American Century VP Income & Growth              11/19/1999                11              -             -              -
       American Century VP International                11/19/1999                 -              -             -              -
       American Century VP Value                        11/19/1999                 5              -             -              -
       Dreyfus Stock Index                              11/19/1999                 -              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999                 -              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999                 -              -             -              -
       INVESCO VIF Dynamics                             11/19/1999                22              -             -              -
       INVESCO VIF High Yield                           11/19/1999                10              -             -              -
       PIMCO High Yield Bond                            11/19/1999                 -              -             -              -
       PIMCO Low Duration Bond                          11/19/1999                 -              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999                 -              -             -              -
       PIMCO Total Return Bond                          11/19/1999                15              -             -              -
       Scudder International                            11/19/1999                 7              -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                        Commenced                             Total Return*
                                                                         --------------------------------------------------------
                                                       Operations           1999           1998          1997           1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999             9.90%              -             -              -
       Cova Bond Debenture                               5/20/1996             1.99%          4.77%        14.05%         11.32%
       Cova Developing Growth                            11/7/1997            30.58%          5.13%        -2.80%              -
       Cova Large Cap Research                           2/17/1998            23.76%          9.94%             -              -
       Cova Mid-Cap Value                                11/7/1997             4.19%         -0.29%         4.17%              -
       Cova Quality Bond                                 5/20/1996            -2.92%          6.81%         7.58%          4.20%
       Cova Small Cap Stock                              5/15/1996            42.52%         -6.74%        19.31%          3.69%
       Cova Large Cap Stock                              5/16/1996            16.06%         30.49%        31.36%         11.62%
       Cova Select Equity                                5/15/1996             8.23%         20.88%        29.67%          6.76%
       Cova International Equity                         5/14/1996            26.73%         12.45%         4.52%          8.60%
       GACC Money Market                                 12/4/1997             3.74%          4.15%         0.34%              -
       Russell Multi-Style Equity                       12/31/1997            15.54%         27.40%             -              -
       Russell Aggressive Equity                        12/31/1997             4.61%          0.01%             -              -
       Russell Non-US                                   12/31/1997            31.51%         11.83%             -              -
       Russell Core Bond                                12/31/1997            -1.99%          6.31%             -              -
       Russell Real Estate Securities                     7/1/1999            -6.05%              -             -              -
       AIM V.I. Value                                   12/31/1997            28.09%         30.76%             -              -
       AIM V.I. Capital Appreciation                    12/31/1997            42.60%         18.00%             -              -
       AIM V.I. International Equity                    12/31/1997            52.90%         14.19%             -              -
       Alliance Premier Growth                          12/31/1997            30.47%         46.21%             -              -
       Alliance Real Estate Investment                  12/31/1997            -6.43%        -19.99%             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997            65.94%         -7.21%             -              -
       Goldman Sachs Growth and Income                   3/31/1998             3.94%        -11.60%             -              -
       Goldman Sachs International Equity                3/31/1998            30.02%          1.94%             -              -
       Goldman Sachs Global Income                       3/31/1998            -2.39%          6.53%             -              -
       Kemper-Dreman High Return Equity                  5/15/1998           -11.62%          4.89%             -              -
       Kemper Small Cap Growth                          12/31/1997            32.66%         16.88%             -              -
       Kemper Small Cap Value                           12/31/1997             1.32%        -12.30%             -              -
       Kemper Government Securities                     12/31/1997            -0.72%          6.35%             -              -
       MFS Bond                                          5/15/1998            -2.10%          5.09%             -              -
       MFS Research                                     12/31/1997            22.32%         21.79%             -              -
       MFS Growth with Income                           12/31/1997             5.21%         20.75%             -              -
       MFS Emerging Growth                              12/31/1997            74.26%         32.44%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997            36.25%        -34.18%             -              -
       MFS High Income                                  12/31/1997             4.97%         -1.37%             -              -
       MFS Global Governments                           12/31/1997            -3.85%          6.63%             -              -
       Oppenheimer Capital Appreciation                 12/31/1997            39.69%         22.44%             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997            20.01%          3.40%             -              -
       Oppenheimer High Income                          12/31/1997             2.84%         -0.92%             -              -
       Oppenheimer Bond                                 12/31/1997            -2.89%          5.52%             -              -
       Oppenheimer Strategic Bond                       12/31/1997             1.40%          1.65%             -              -
       Putnam VT Growth and Income                      12/31/1997             0.17%         14.03%             -              -
       Putnam VT New Value                              12/31/1997            -1.13%          4.98%             -              -
       Putnam VT Vista                                  12/31/1997            50.77%         18.04%             -              -
       Putnam VT International Growth                   12/31/1997            57.92%         17.29%             -              -
       Putnam VT International New Opportunities        12/31/1997           100.15%         14.21%             -              -
       Templeton Bond                                     3/1/1999            -2.98%              -             -              -
       Franklin Small Cap Investments                     3/1/1999            77.19%              -             -              -
       Templeton Stock                                    3/2/1999            33.22%              -             -              -
       Templeton International                           9/21/1998            21.95%         15.92%             -              -
       Templeton Developing Markets                      9/21/1998            51.89%         33.87%             -              -
       Templeton Mutual Shares Investments               9/21/1998             8.16%         11.61%             -              -
       Franklin Growth Investments                        3/1/1999            46.88%              -             -              -
       Fidelity VIP Growth                               2/17/1998            35.57%         31.16%             -              -
       Fidelity VIP II Contrafund                        2/17/1998            22.58%         24.29%             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998             2.78%         18.14%             -              -
       Fidelity VIP III Growth & Income                  2/17/1998             7.66%         22.59%             -              -
       Fidelity VIP Equity-Income                        2/17/1998             4.89%          6.74%             -              -
       American Century VP Income & Growth              11/19/1999             3.25%              -             -              -
       American Century VP International                11/19/1999            25.17%              -             -              -
       American Century VP Value                        11/19/1999            -4.13%              -             -              -
       Dreyfus Stock Index                              11/19/1999             3.36%              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999             3.06%              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999             1.28%              -             -              -
       INVESCO VIF Dynamics                             11/19/1999            11.49%              -             -              -
       INVESCO VIF High Yield                           11/19/1999             1.23%              -             -              -
       PIMCO High Yield Bond                            11/19/1999             0.78%              -             -              -
       PIMCO Low Duration Bond                          11/19/1999            -0.31%              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999             3.11%              -             -              -
       PIMCO Total Return Bond                          11/19/1999            -1.02%              -             -              -
       Scudder International                            11/19/1999            16.38%              -             -              -

*      The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                            Separate Account Expenses
                                                        Commenced                         As a % of Average Net Assets**
                                                                         ----------------------------------------------------------
                                                       Operations           1999           1998          1997           1996
                                                       ------------      ------------   ------------  ------------   ------------
       Cova Lord Abbett Growth and Income                 1/8/1999             1.40%              -             -              -
       Cova Bond Debenture                               5/20/1996             1.40%          1.40%         1.40%          1.40%
       Cova Developing Growth                            11/7/1997             1.40%          1.40%         1.40%              -
       Cova Large Cap Research                           2/17/1998             1.40%          1.40%             -              -
       Cova Mid-Cap Value                                11/7/1997             1.40%          1.40%         1.40%              -
       Cova Quality Bond                                 5/20/1996             1.40%          1.40%         1.40%          1.40%
       Cova Small Cap Stock                              5/15/1996             1.40%          1.40%         1.40%          1.40%
       Cova Large Cap Stock                              5/16/1996             1.40%          1.40%         1.40%          1.40%
       Cova Select Equity                                5/15/1996             1.40%          1.40%         1.40%          1.40%
       Cova International Equity                         5/14/1996             1.40%          1.40%         1.40%          1.40%
       GACC Money Market                                 12/4/1997             1.40%          1.40%         1.40%              -
       Russell Multi-Style Equity                       12/31/1997             1.40%          1.40%             -              -
       Russell Aggressive Equity                        12/31/1997             1.40%          1.40%             -              -
       Russell Non-US                                   12/31/1997             1.40%          1.40%             -              -
       Russell Core Bond                                12/31/1997             1.40%          1.40%             -              -
       Russell Real Estate Securities                     7/1/1999             1.40%              -             -              -
       AIM V.I. Value                                   12/31/1997             1.40%          1.40%             -              -
       AIM V.I. Capital Appreciation                    12/31/1997             1.40%          1.40%             -              -
       AIM V.I. International Equity                    12/31/1997             1.40%          1.40%             -              -
       Alliance Premier Growth                          12/31/1997             1.40%          1.40%             -              -
       Alliance Real Estate Investment                  12/31/1997             1.40%          1.40%             -              -
       Liberty Newport Tiger Fund, Variable             12/31/1997             1.40%          1.39%             -              -
       Goldman Sachs Growth and Income                   3/31/1998             1.40%          1.40%             -              -
       Goldman Sachs International Equity                3/31/1998             1.40%          1.40%             -              -
       Goldman Sachs Global Income                       3/31/1998             1.40%          1.40%             -              -
       Kemper-Dreman High Return Equity                  5/15/1998             1.40%          0.55%             -              -
       Kemper Small Cap Growth                          12/31/1997             1.40%          1.40%             -              -
       Kemper Small Cap Value                           12/31/1997             1.40%          1.40%             -              -
       Kemper Government Securities                     12/31/1997             1.40%          1.38%             -              -
       MFS Bond                                          5/15/1998             1.40%          0.52%             -              -
       MFS Research                                     12/31/1997             1.40%          1.40%             -              -
       MFS Growth with Income                           12/31/1997             1.40%          1.40%             -              -
       MFS Emerging Growth                              12/31/1997             1.40%          1.40%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity   12/31/1997             1.40%          1.40%             -              -
       MFS High Income                                  12/31/1997             1.40%          1.40%             -              -
       MFS Global Governments                           12/31/1997             1.40%          1.37%             -              -
       Oppenheimer Capital Appreciation                 12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Main Street Growth & Income          12/31/1997             1.40%          1.40%             -              -
       Oppenheimer High Income                          12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Bond                                 12/31/1997             1.40%          1.40%             -              -
       Oppenheimer Strategic Bond                       12/31/1997             1.40%          1.40%             -              -
       Putnam VT Growth and Income                      12/31/1997             1.40%          1.40%             -              -
       Putnam VT New Value                              12/31/1997             1.40%          1.40%             -              -
       Putnam VT Vista                                  12/31/1997             1.40%          1.40%             -              -
       Putnam VT International Growth                   12/31/1997             1.40%          1.40%             -              -
       Putnam VT International New Opportunities        12/31/1997             1.40%          1.40%             -              -
       Templeton Bond                                     3/1/1999             1.40%              -             -              -
       Franklin Small Cap Investments                     3/1/1999             1.40%              -             -              -
       Templeton Stock                                    3/2/1999             1.40%              -             -              -
       Templeton International                           9/21/1998             1.40%          1.40%             -              -
       Templeton Developing Markets                      9/21/1998             1.40%          1.40%             -              -
       Templeton Mutual Shares Investments               9/21/1998             1.40%          1.32%             -              -
       Franklin Growth Investments                        3/1/1999             1.40%              -             -              -
       Fidelity VIP Growth                               2/17/1998             1.40%          1.35%             -              -
       Fidelity VIP II Contrafund                        2/17/1998             1.40%          0.75%             -              -
       Fidelity VIP III Growth Opportunities             2/17/1998             1.40%          0.52%             -              -
       Fidelity VIP III Growth & Income                  2/17/1998             1.40%          1.39%             -              -
       Fidelity VIP Equity-Income                        2/17/1998             1.40%          1.34%             -              -
       American Century VP Income & Growth              11/19/1999             1.40%              -             -              -
       American Century VP International                11/19/1999             1.40%              -             -              -
       American Century VP Value                        11/19/1999             1.40%              -             -              -
       Dreyfus Stock Index                              11/19/1999             1.40%              -             -              -
       Dreyfus VIF Disciplined Stock                    11/19/1999             1.40%              -             -              -
       Dreyfus VIF Capital Appreciation                 11/19/1999             1.40%              -             -              -
       INVESCO VIF Dynamics                             11/19/1999             1.40%              -             -              -
       INVESCO VIF High Yield                           11/19/1999             1.40%              -             -              -
       PIMCO High Yield Bond                            11/19/1999             1.40%              -             -              -
       PIMCO Low Duration Bond                          11/19/1999             1.40%              -             -              -
       PIMCO StocksPLUS Growth & Income                 11/19/1999             1.40%              -             -              -
       PIMCO Total Return Bond                          11/19/1999             1.40%              -             -              -
       Scudder International                            11/19/1999             1.40%              -             -              -

**     The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year or period
      December 31, 1999 and the year or period ending December 31, 1998 follows:

                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Cova Quality Income                          1999             $ 763,184            $ 780,067           $ (16,883)
                                                   1998                68,255               66,652               1,603

      Cova Money Market                            1999               267,703              267,703                   -
                                                   1998               127,698              127,698                   -

      Cova Stock Index                             1999             2,369,204            2,061,076             308,128
                                                   1998               135,751              117,530              18,221

      Cova VKAC Growth and Income                  1999             2,136,203            2,024,017             112,186
                                                   1998               104,628               89,010              15,618

      Cova Lord Abbett Growth and Income           1999             3,133,491            3,049,051              84,440
                                                   1998                     -                    -                   -

      Cova Bond Debenture                          1999               946,728              924,039              22,689
                                                   1998               670,935              657,487              13,448

      Cova Developing Growth                       1999                29,109               25,241               3,868
                                                   1998                59,769               61,323              (1,554)

      Cova Large Cap Research                      1999                44,923               39,900               5,023
                                                   1998                 1,318                1,293                  25

      Cova Mid-Cap Value                           1999               164,060              155,815               8,245
                                                   1998               121,779              126,280              (4,501)

      Cova Quality Bond                            1999             1,843,153            1,830,190              12,963
                                                   1998               319,864              309,113              10,751

      Cova Small Cap Stock                         1999             1,483,447            1,389,634              93,813
                                                   1998               986,220              974,390              11,830

      Cova Large Cap Stock                         1999             2,143,398            1,691,559             451,839
                                                   1998             1,700,678            1,489,784             210,894

      Cova Select Equity                           1999             1,326,474            1,133,512             192,962
                                                   1998             1,190,393            1,040,041             150,352

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Cova International Equity                    1999             $ 868,689            $ 749,767           $ 118,922
                                                   1998               652,667              629,290              23,377

      GACC Money Market                            1999             2,410,357            2,367,151              43,206
                                                   1998             2,053,922            2,035,460              18,462

      Lord Abbett Growth and Income                1999            38,963,704           34,458,170           4,505,534
                                                   1998             1,839,293            1,749,075              90,218

      Russell Multi-Style Equity                   1999               201,087              197,677               3,410
                                                   1998                 7,462                7,262                 200

      Russell Aggressive Equity                    1999                54,526               54,268                 258
                                                   1998                   416                  468                 (52)

      Russell Non-US                               1999               101,624               93,032               8,592
                                                   1998                   821                  900                 (79)

      Russell Core Bond                            1999               352,634              364,812             (12,178)
                                                   1998                 1,162                1,160                   2

      Russell Real Estate Securities               1999                 1,815                1,814                   1
                                                   1998                     -                    -                   -

      AIM V.I. Value                               1999               249,337              244,207               5,130
                                                   1998                26,188               27,774              (1,586)

      AIM V.I. Capital Appreciation                1999                35,568               33,976               1,592
                                                   1998                   236                  258                 (22)

      AIM V.I. International Equity                1999                62,427               61,796                 631
                                                   1998                40,160               46,103              (5,943)

      Alliance Premier Growth                      1999               229,266              202,124              27,142
                                                   1998                67,438               74,072              (6,634)

      Alliance Real Estate Investment              1999                62,352               66,956              (4,604)
                                                   1998                14,746               17,733              (2,987)

      Liberty Newport Tiger Fund, Variable         1999                   294                  188                 106
                                                   1998                    37                   33                   4


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Goldman Sachs Growth and Income              1999              $ 24,697             $ 24,338               $ 359
                                                   1998                23,582               27,701              (4,119)

      Goldman Sachs International Equity           1999                26,414               25,126               1,288
                                                   1998                   999                1,123                (124)

      Goldman Sachs Global Income                  1999                   513                  520                  (7)
                                                   1998                   181                  176                   5

      Kemper-Dreman High Return Equity             1999                     1                    1                   -
                                                   1998                     -                    -                   -

      Kemper Small Cap Growth                      1999                 8,971                7,861               1,110
                                                   1998                 7,419                7,675                (256)

      Kemper Small Cap Value                       1999                38,781               41,554              (2,773)
                                                   1998                21,781               28,205              (6,424)

      Kemper Government Securities                 1999               167,850              168,571                (721)
                                                   1998                     9                    9                   -

      MFS Bond                                     1999                     1                    1                   -
                                                   1998                     -                    -                   -

      MFS Research                                 1999                33,705               31,571               2,134
                                                   1998                 1,823                1,914                 (91)

      MFS Growth with Income                       1999                73,640               68,795               4,845
                                                   1998                40,854               45,826              (4,972)

      MFS Emerging Growth                          1999                75,663               60,111              15,552
                                                   1998                31,963               34,744              (2,781)

      MFS/Foreign & Colonial  Emerging Markets Equi1999                36,299               38,041              (1,742)
                                                   1998                32,580               43,015             (10,435)

      MFS High Income                              1999                38,805               37,409               1,396
                                                   1998                18,006               19,172              (1,166)

      MFS Global Governments                       1999                 2,043                2,097                 (54)
                                                   1998                    34                   33                   1


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Oppenheimer Capital Appreciation             1999              $ 19,283             $ 17,339             $ 1,944
                                                   1998                   731                  756                 (25)

      Oppenheimer Main Street Growth & Income      1999                66,494               60,355               6,139
                                                   1998                 1,004                1,167                (163)

      Oppenheimer High Income                      1999                20,434               20,986                (552)
                                                   1998                 2,657                2,855                (198)

      Oppenheimer Bond                             1999               134,169              136,015              (1,846)
                                                   1998                17,891               17,655                 236

      Oppenheimer Strategic Bond                   1999                15,743               15,871                (128)
                                                   1998                   160                  165                  (5)

      Putnam VT Growth and Income                  1999               130,751              127,509               3,242
                                                   1998                45,339               51,871              (6,532)

      Putnam VT New Value                          1999                17,801               16,648               1,153
                                                   1998                 6,880                6,868                  12

      Putnam VT Vista                              1999                32,813               29,123               3,690
                                                   1998                   376                  388                 (12)

      Putnam VT International Growth               1999               114,673              103,575              11,098
                                                   1998                64,381               72,707              (8,326)

      Putnam VT International New Opportunities    1999                16,020               12,486               3,534
                                                   1998                   378                  405                 (27)

      Templeton Bond                               1999                    40                   40                   -
                                                   1998                     -                    -                   -

      Franklin Small Cap Investments               1999               190,577              145,895              44,682
                                                   1998                     -                    -                   -

      Templeton Stock                              1999                25,941               26,138                (197)
                                                   1998                     -                    -                   -

      Templeton International                      1999                 2,257                2,151                 106
                                                   1998                   133                  124                   9


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      Templeton Developing Markets                 1999              $ 33,863             $ 28,005             $ 5,858
                                                   1998                   133                  125                   8

      Templeton Mutual Shares Investments          1999                 9,338                9,502                (164)
                                                   1998                     -                    -                   -

      Franklin Growth Investments                  1999                   393                  364                  29
                                                   1998                     -                    -                   -

      Fidelity VIP Growth                          1999                 1,642                1,430                 212
                                                   1998                     3                    3                   -

      Fidelity VIP II Contrafund                   1999                    92                   89                   3
                                                   1998                     -                    -                   -

      Fidelity VIP III Growth Opportunities        1999                    76                   73                   3
                                                   1998                     -                    -                   -

      Fidelity VIP III Growth & Income             1999                 1,822                1,642                 180
                                                   1998                     -                    -                   -

      Fidelity VIP Equity-Income                   1999                   540                  548                  (8)
                                                   1998                     -                    -                   -

      American Century VP Income & Growth          1999                     -                    -                   -
                                                   1998                     -                    -                   -

      American Century VP International            1999                     -                    -                   -
                                                   1998                     -                    -                   -

      American Century VP Value                    1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus Stock Index                          1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus VIF Disciplined Stock                1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Dreyfus VIF Capital Appreciation             1999                     -                    -                   -
                                                   1998                     -                    -                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Realized Gain (Loss)
                                                            -----------------------------------------------------------
                                                                Aggregate          Aggregate Cost
                                               Year or      Proceeds from Sales    of Fund Shares          Realized
                                               Period        of Fund Shares           Redeemed           Gain (Loss)
                                              ----------    ------------------    -----------------     ---------------
      INVESCO VIF Dynamics                         1999                   $ -                  $ -                 $ -
                                                   1998                     -                    -                   -

      INVESCO VIF High Yield                       1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO High Yield Bond                        1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO Low Duration Bond                      1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO StocksPLUS Growth & Income             1999                     -                    -                   -
                                                   1998                     -                    -                   -

      PIMCO Total Return Bond                      1999                     -                    -                   -
                                                   1998                     -                    -                   -

      Scudder International                        1999                     -                    -                   -
                                                   1998                     -                    -                   -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                  Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Cova Quality Income                          1999                   $ -               $ 19,209           $ (19,209)
                                                   1998                19,209                 14,678               4,531

      Cova Money Market                            1999                     -                      -                   -
                                                   1998                     -                      -                   -

      Cova Stock Index                             1999                     -                491,713            (491,713)
                                                   1998               491,713                393,343              98,370

      Cova VKAC Growth and Income                  1999                     -                316,285            (316,285)
                                                   1998               316,285                251,383              64,902

      Cova Lord Abbett Growth and Income           1999             4,841,111                      -           4,841,111
                                                   1998                     -                      -                   -

      Cova Bond Debenture                          1999               337,384                273,399              63,985
                                                   1998               273,399                163,335             110,064

      Cova Developing Growth                       1999               460,172                 57,633             402,539
                                                   1998                57,633                    404              57,229

      Cova Large Cap Research                      1999               371,070                 52,098             318,972
                                                   1998                52,098                      -              52,098

      Cova Mid-Cap Value                           1999                74,191                 14,516              59,675
                                                   1998                14,516                  2,536              11,980

      Cova Quality Bond                            1999                 8,755                254,122            (245,367)
                                                   1998               254,122                 42,117             212,005

      Cova Small Cap Stock                         1999             3,439,414                 (2,832)          3,442,246
                                                   1998                (2,832)               765,772            (768,604)

      Cova Large Cap Stock                         1999             8,146,484              4,717,561           3,428,923
                                                   1998             4,717,561                630,868           4,086,693

      Cova Select Equity                           1999             3,050,805              3,163,743            (112,938)
                                                   1998             3,163,743              1,284,973           1,878,770

      Cova International Equity                    1999             3,605,177                918,988           2,686,189
                                                   1998               918,988                 91,655             827,333


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      GACC Money Market                            1999              $ 50,675                $ 8,746            $ 41,929
                                                   1998                 8,746                    440               8,306

      Lord Abbett Growth and Income                1999                     -              2,782,796          (2,782,796)
                                                   1998             2,782,796              1,514,090           1,268,706

      Russell Multi-Style Equity                   1999               181,798                 37,385             144,413
                                                   1998                37,385                      -              37,385

      Russell Aggressive Equity                    1999                39,083                 (1,753)             40,836
                                                   1998                (1,753)                     -              (1,753)

      Russell Non-US                               1999               259,569                  1,844             257,725
                                                   1998                 1,844                      -               1,844

      Russell Core Bond                            1999              (142,357)                 3,543            (145,900)
                                                   1998                 3,543                      -               3,543

      Russell Real Estate Securities               1999                  (393)                     -                (393)
                                                   1998                     -                      -                   -

      AIM V.I. Value                               1999               312,963                  1,376             311,587
                                                   1998                 1,376                      -               1,376

      AIM V.I. Capital Appreciation                1999               211,517                  5,386             206,131
                                                   1998                 5,386                      -               5,386

      AIM V.I. International Equity                1999               101,232                 (6,224)            107,456
                                                   1998                (6,224)                     -              (6,224)

      Alliance Premier Growth                      1999               582,513                118,514             463,999
                                                   1998               118,514                      -             118,514

      Alliance Real Estate Investment              1999               (30,367)               (17,191)            (13,176)
                                                   1998               (17,191)                     -             (17,191)

      Liberty Newport Tiger Fund, Variable         1999                18,690                  2,743              15,947
                                                   1998                 2,743                      -               2,743

      Goldman Sachs Growth and Income              1999                (4,321)               (11,213)              6,892
                                                   1998               (11,213)                     -             (11,213)

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Goldman Sachs International Equity           1999              $ 62,028                  2,720            $ 59,308
                                                   1998                 2,720                      -               2,720

      Goldman Sachs Global Income                  1999                (1,776)                  (187)             (1,589)
                                                   1998                  (187)                     -                (187)

      Kemper-Dreman High Return Equity             1999                    (8)                     5                 (13)
                                                   1998                     5                      -                   5

      Kemper Small Cap Growth                      1999                37,072                  3,989              33,083
                                                   1998                 3,989                      -               3,989

      Kemper Small Cap Value                       1999                (3,443)               (13,980)             10,537
                                                   1998               (13,980)                     -             (13,980)

      Kemper Government Securities                 1999                    76                    206                (130)
                                                   1998                   206                      -                 206

      MFS Bond                                     1999                     1                      5                  (4)
                                                   1998                     5                      -                   5

      MFS Research                                 1999               175,774                 24,572             151,202
                                                   1998                24,572                      -              24,572

      MFS Growth with Income                       1999               126,692                 54,989              71,703
                                                   1998                54,989                      -              54,989

      MFS Emerging Growth                          1999               684,030                 87,574             596,456
                                                   1998                87,574                      -              87,574

      MFS/Foreign & Colonial Emerging Markets Equit1999                 5,475                 (7,685)             13,160
                                                   1998                (7,685)                     -              (7,685)

      MFS High Income                              1999                (2,211)                (2,625)                414
                                                   1998                (2,625)                     -              (2,625)

      MFS Global Governments                       1999                  (242)                   189                (431)
                                                   1998                   189                      -                 189

      Oppenheimer Capital Appreciation             1999                62,672                  9,357              53,315
                                                   1998                 9,357                      -               9,357


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                          Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Oppenheimer Main Street Growth & Income      1999              $ 49,552                   (771)           $ 50,323
                                                   1998                  (771)                     -                (771)

      Oppenheimer High Income                      1999                (3,509)                (2,071)             (1,438)
                                                   1998                (2,071)                     -              (2,071)

      Oppenheimer Bond                             1999               (15,662)                12,503             (28,165)
                                                   1998                12,503                      -              12,503

      Oppenheimer Strategic Bond                   1999                   136                   (129)                265
                                                   1998                  (129)                     -                (129)

      Putnam VT Growth and Income                  1999               (49,990)                44,649             (94,639)
                                                   1998                44,649                      -              44,649

      Putnam VT New Value                          1999                  (231)                   860              (1,091)
                                                   1998                   860                      -                 860

      Putnam VT Vista                              1999                79,103                  7,815              71,288
                                                   1998                 7,815                      -               7,815

      Putnam VT International Growth               1999               513,520                 (2,297)            515,817
                                                   1998                (2,297)                     -              (2,297)

      Putnam VT International New Opportunities    1999                91,867                    299              91,568
                                                   1998                   299                      -                 299

      Templeton Bond                               1999                    (9)                     -                  (9)
                                                   1998                     -                      -                   -

      Franklin Small Cap Investments               1999                33,706                      -              33,706
                                                   1998                     -                      -                   -

      Templeton Stock                              1999                14,590                      -              14,590
                                                   1998                     -                      -                   -

      Templeton International                      1999                67,478                  4,711              62,767
                                                   1998                 4,711                      -               4,711

      Templeton Developing Markets                 1999                37,123                  3,570              33,553
                                                   1998                 3,570                      -               3,570

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      Templeton Mutual Shares Investments          1999               $ 1,833                  $ 263             $ 1,570
                                                   1998                   263                      -                 263

      Franklin Growth Investments                  1999                24,948                      -              24,948
                                                   1998                     -                      -                   -

      Fidelity VIP Growth                          1999                15,091                  1,118              13,973
                                                   1998                 1,118                      -               1,118

      Fidelity VIP II Contrafund                   1999                 1,306                     99               1,207
                                                   1998                    99                      -                  99

      Fidelity VIP III Growth Opportunities        1999                   437                     19                 418
                                                   1998                    19                      -                  19

      Fidelity VIP III Growth & Income             1999                 7,812                  3,784               4,028
                                                   1998                 3,784                      -               3,784

      Fidelity VIP Equity-Income                   1999                  (988)                   635              (1,623)
                                                   1998                   635                      -                 635

      American Century VP Income & Growth          1999                   407                      -                 407
                                                   1998                     -                      -                   -

      American Century VP International            1999                    25                      -                  25
                                                   1998                     -                      -                   -

      American Century VP Value                    1999                   134                      -                 134
                                                   1998                     -                      -                   -

      Dreyfus Stock Index                          1999                     3                      -                   3
                                                   1998                     -                      -                   -

      Dreyfus VIF Disciplined Stock                1999                     2                      -                   2
                                                   1998                     -                      -                   -

      Dreyfus VIF Capital Appreciation             1999                     -                      -                   -
                                                   1998                     -                      -                   -

      INVESCO VIF Dynamics                         1999                 1,133                      -               1,133
                                                   1998                     -                      -                   -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                         Unrealized Appreciation (Depreciation)
                                                            -------------------------------------------------------------
                                                              Appreciation           Appreciation
                                               Year or       (Depreciation)         (Depreciation)
                                               Period         End of Period       Beginning of Period        Change
                                              ----------    ------------------    -------------------    ----------------
      INVESCO VIF High Yield                       1999                 $ (14)                   $ -               $ (14)
                                                   1998                     -                      -                   -

      PIMCO High Yield Bond                        1999                     -                      -                   -
                                                   1998                     -                      -                   -

      PIMCO Low Duration Bond                      1999                    (1)                     -                  (1)
                                                   1998                     -                      -                   -

      PIMCO StocksPLUS Growth & Income             1999                    (4)                     -                  (4)
                                                   1998                     -                      -                   -

      PIMCO Total Return Bond                      1999                   (33)                     -                 (33)
                                                   1998                     -                      -                   -

      Scudder International                        1999                   516                      -                 516
                                                   1998                     -                      -                   -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                   Cova
                                          ---------------------------------------------------------------------------------------
                                                                                   VKAC      Lord Abbett
                                                                                  Growth       Growth
                                           Quality       Money       Stock         and          and         Bond      Developing
                                            Income      Market       Index        Income       Income    Debenture      Growth
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                43,729      29,951       69,602       80,080            -     347,400        6,039

        Cova units purchased                       -           -            -            -            -           -            -
        Cova units redeemed                        -           -            -            -            -           -            -
        Contract units purchased                   -           -            -           48            -      83,877       31,649
        Contract units transferred, net          763      (8,882)       5,039        9,020            -     280,852       33,339
        Contract units redeemed                 (507)       (306)      (1,474)      (2,306)           -     (30,453)        (101)
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/98                43,985      20,763       73,167       86,842            -     681,676       70,926

        Cova units purchased                       -           -            -            -            -           -            -
        Cova units redeemed                        -           -            -            -            -           -            -
        Contract units purchased                   -           -            -            -       22,044      27,666       16,214
        Contract units transferred, net      (43,985)    (20,763)     (73,167)     (86,842)   1,299,900     224,373       44,030
        Contract units redeemed                    -           -            -            -      (80,888)    (74,415)      (1,117)
                                          -----------  ----------  -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/99                     -           -            -            -    1,241,056     859,300      130,053
                                          ===========  ==========  ===========  ===========  =========== ===========  ===========


Annuity Units:
      Unit balance at 12/31/97                                                                        -           -

        Contract units purchased                                                                      -           -
        Contract units transferred, net                                                               -           -
        Contract units redeemed                                                                       -           -
                                                                                             ----------- -----------
      Unit balance at 12/31/98                                                                        -           -

        Contract units purchased                                                                  4,596         574
        Contract units transferred, net                                                               -           -
        Contract units redeemed                                                                    (229)        (10)
                                                                                             ----------- -----------
      Unit balance at 12/31/99                                                                    4,367         564
                                                                                             =========== ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                     Cova
                                            ---------------------------------------------------------------------------------------

                                              Large                                 Small        Large
                                               Cap        Mid-Cap      Quality       Cap          Cap         Select   International
                                             Research      Value        Bond        Stock        Stock        Equity      Equity
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                       -        8,510     234,643      487,580      686,677      700,550     554,105

        Cova units purchased                         -            -           -            -            -            -           -
        Cova units redeemed                          -            -           -            -            -            -           -
        Contract units purchased                21,971       56,591      71,796       55,831       86,312       93,645      39,068
        Contract units transferred, net         27,982       20,523     212,881      162,174      401,442      309,696     218,017
        Contract units redeemed                    (59)        (167)    (18,275)     (41,660)     (42,041)     (51,094)    (31,815)
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/98                  49,894       85,457     501,045      663,925    1,132,390    1,052,797     779,375

        Cova units purchased                         -            -           -            -            -            -           -
        Cova units redeemed                          -            -           -            -            -            -           -
        Contract units purchased                20,904        8,156      45,162        6,514       66,126       40,833      14,882
        Contract units transferred, net         74,235       42,226     134,409       17,765      437,689      218,477      83,145
        Contract units redeemed                 (2,663)      (3,680)    (51,215)     (55,509)    (104,248)     (74,671)    (38,406)
                                            -----------  -----------  ----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/99                 142,370      132,159     629,401      632,695    1,531,957    1,237,436     838,996
                                            ===========  ===========  ==========  ===========  ===========  ===========  ==========


Annuity Units:
      Unit balance at 12/31/97                                                                          -            -

        Contract units purchased                                                                        -            -
        Contract units transferred, net                                                                 -            -
        Contract units redeemed                                                                         -            -
                                                                                               -----------  -----------
      Unit balance at 12/31/98                                                                          -            -

        Contract units purchased                                                                      497          536
        Contract units transferred, net                                                                 -            -
        Contract units redeemed                                                                        (9)          (9)
                                                                                               -----------  -----------
      Unit balance at 12/31/99                                                                        488          527
                                                                                               ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                            GACC      Lord Abbett                            Russell
                                         -----------  ----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money         and        Style      Aggressive                  Core        Estate
                                           Market      Income       Equity       Equity       Non-US       Bond      Securities
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97               14,091     791,310            -            -            -           -            -

        Cova units purchased                      -           -           10           10           10          10            -
        Cova units redeemed                       -           -          (10)         (10)         (10)        (10)           -
        Contract units purchased            175,697      70,041       45,702        7,795       16,824      54,877            -
        Contract units transferred, net     (33,948)    266,026        2,780          887        1,475       6,720            -
        Contract units redeemed             (26,271)    (46,611)         (94)         (31)         (40)        (99)           -
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98              129,569   1,080,766       48,388        8,651       18,259      61,498            -

        Cova units purchased                      -           -            -            -            -           -           10
        Cova units redeemed                       -           -            -            -            -           -            -
        Contract units purchased             40,375       1,724       91,450       20,590       42,210      62,696        3,044
        Contract units transferred, net      59,538   (1,081,503)     86,263       18,811       44,034     109,121        3,043
        Contract units redeemed             (71,498)       (987)     (12,312)      (3,822)      (5,651)    (12,660)        (180)
                                         -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99              157,984           -      213,789       44,230       98,852     220,655        5,917
                                         ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED


                                                                                                                          Goldman
                                                           AIM                           Alliance            Liberty       Sachs
                                          --------------------------------------  ------------------------  -----------  ----------
                                                                                                             Newport
                                                                        V.I.                      Real        Tiger       Growth
                                                       V.I. Capital  International Premier       Estate       Fund,         and
                                          V.I. Value   Appreciation    Equity       Growth     Investment    Variable     Income
                                          -----------  ------------  -----------  -----------  -----------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                     -             -            -            -            -            -           -

        Cova units purchased                      10            10           10           10           10           10           9
        Cova units redeemed                        -             -          (10)         (10)         (10)           -          (9)
        Contract units purchased               2,811         5,456       15,482       61,989       20,016        2,387      11,978
        Contract units transferred, net           44           104          (97)       1,056        2,144            -       1,129
        Contract units redeemed                    -             -         (128)        (176)         (83)           -           -
                                          -----------  ------------  -----------  -----------  -----------  -----------  ----------
      Unit balance at 12/31/98                 2,865         5,570       15,257       62,869       22,077        2,397      13,107

        Cova units purchased                       -             -            -            -            -            -           -
        Cova units redeemed                      (10)          (10)           -            -            -            -           -
        Contract units purchased              44,739        21,372        4,532       26,274        2,189          242       1,334
        Contract units transferred, net      112,925        36,447         (289)      49,651        6,416            -      13,209
        Contract units redeemed               (1,760)         (115)        (178)      (7,958)      (1,302)           -        (252)
                                          ===========  ============  ===========  ===========  ===========  ===========  ==========
      Unit balance at 12/31/99               158,759        63,264       19,322      130,836       29,380        2,639      27,398
                                          ===========  ============  ===========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                             Goldman Sachs                            Kemper                           MFS
                                       -----------------------  -------------------------------------------------  -----------
                                                                 Kemper-
                                                                  Dreman       Small        Small
                                       International Global     High Return     Cap          Cap       Government
                                         Equity      Income       Equity       Growth       Value      Securities     Bond
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                  -           -            -            -            -           -            -

        Cova units purchased                    9          10           10           10           10          10           10
        Cova units redeemed                    (9)          -            -          (10)         (10)          -            -
        Contract units purchased           13,558       2,992            -        3,287       18,879       2,180            -
        Contract units transferred, net     2,301           -            -          542       (2,152)        329            -
        Contract units redeemed                 -           -            -            -          (86)          -            -
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98             15,859       3,002           10        3,829       16,641       2,519           10

        Cova units purchased                    -           -            -            -            -           -            -
        Cova units redeemed                     -           -            -            -            -         (10)           -
        Contract units purchased            2,125           -            -        1,544        5,762       4,211            -
        Contract units transferred, net     9,273         169            -        3,069        6,802      15,559            -
        Contract units redeemed              (188)         (6)           -         (247)      (1,472)     (1,472)           -
                                       -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99             27,069       3,165           10        8,195       27,733      20,807           10
                                       ===========  ==========  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                  MFS                                  Oppenheimer
                                         ----------------------------------------------------------------------------  -----------
                                                                                   F&C
                                                        Growth                  Emerging
                                                         with       Emerging     Markets       High        Global       Capital
                                          Research      Income       Growth      Equity       Income     Governments   Appreciation
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
Accumulation units:
      Unit balance at 12/31/97                    -            -            -           -            -             -            -

        Cova units purchased                     10           10           10          10           10            10           10
        Cova units redeemed                     (10)         (10)         (10)        (10)         (10)            -            -
        Contract units purchased             22,166       60,871       45,740       8,277       12,308           316        4,131
        Contract units transferred, net       3,870        4,170        2,112      (3,990)         826            59          938
        Contract units redeemed                 (42)        (250)        (142)        (53)         (54)            -          (42)
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
      Unit balance at 12/31/98               25,994       64,791       47,710       4,234       13,080           385        5,037

        Cova units purchased                      -            -            -           -            -             -            -
        Cova units redeemed                       -            -            -           -            -             -          (10)
        Contract units purchased             11,000        7,379        5,934         280        3,279             -        7,947
        Contract units transferred, net      27,980       44,209       12,818        (516)       5,315           857        3,078
        Contract units redeemed              (2,825)      (3,406)      (3,900)       (101)        (134)         (192)         (73)
                                         -----------  -----------  -----------  ----------  -----------  ------------  -----------
      Unit balance at 12/31/99               62,149      112,973       62,562       3,897       21,540         1,050       15,979
                                         ===========  ===========  ===========  ==========  ===========  ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                            Oppenheimer                                 Putnam
                                        -------------------------------------------------  ------------------------------------
                                        Main Street
                                          Growth                                           VT Growth
                                           and         High                   Strategic       and        VT New
                                          Income      Income        Bond         Bond        Income       Value      VT Vista
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                   -           -            -            -            -           -            -

        Cova units purchased                    10          10           10           10           10          10           10
        Cova units redeemed                    (10)        (10)         (10)           -          (10)          -          (10)
        Contract units purchased            13,701       9,108       39,444        2,196       72,178         487        4,298
        Contract units transferred, net      1,202       1,436        7,160          478        8,219       1,705        2,501
        Contract units redeemed                (21)        (11)        (227)           -         (283)          -            -
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98              14,882      10,533       46,377        2,684       80,114       2,202        6,799

        Cova units purchased                     -           -            -            -            -           -            -
        Cova units redeemed                      -           -            -            -            -           -            -
        Contract units purchased             6,837      10,663        5,587        1,431       11,339         960        1,813
        Contract units transferred, net     14,499       4,546       21,701        3,461       49,556        (304)      10,387
        Contract units redeemed             (1,618)       (121)      (1,892)         (73)      (9,482)       (516)      (1,292)
                                        -----------  ----------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99              34,600      25,621       71,773        7,503      131,527       2,342       17,707
                                        ===========  ==========  ===========  ===========  ===========  ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                     Putnam                                   Templeton
                                          --------------------------  --------------------------------------------------------------
                                                            VT
                                              VT        International               Franklin
                                          International     New                    Small Cap                             Developing
                                            Growth      Opportunities    Bond      Investments    Stock    International  Markets
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      -             -            -            -            -           -            -

        Cova units purchased                       10            10            -            -            -          13           18
        Cova units redeemed                       (10)          (10)           -            -            -           -          (18)
        Contract units purchased               56,707         4,416            -            -            -       6,502        3,871
        Contract units transferred, net           107           367            -            -            -         126        3,162
        Contract units redeemed                  (248)            -            -            -            -         (15)           -
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98                 56,566         4,783            -            -            -       6,626        7,033

        Cova units purchased                        -             -           10           10           10           -            -
        Cova units redeemed                         -             -            -          (10)         (10)        (13)           -
        Contract units purchased               10,196           227          524          806        4,297      12,524        1,216
        Contract units transferred, net        17,571         3,759          261       17,982        4,392      31,833        5,345
        Contract units redeemed                (2,351)          (48)           -      (11,562)          (3)       (133)        (338)
                                          ------------  ------------  -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99                 81,982         8,721          795        7,226        8,686      50,837       13,256
                                          ============  ============  ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                  Templeton                                   Fidelity
                                         -------------------------  ---------------------------------------------------------------

                                           Mutual       Franklin                                VIP III      VIP III        VIP
                                           Shares        Growth        VIP         VIP II       Growth       Growth &     Equity-
                                         Investments   Investments    Growth     Contrafund   Opportunities   Income      Income
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
Accumulation units:
      Unit balance at 12/31/97                     -            -            -            -             -            -           -

        Cova units purchased                      12            -           10           10            10           10          10
        Cova units redeemed                        -            -            -            -             -            -           -
        Contract units purchased                 863            -           89           68             -          325         296
        Contract units transferred, net           69            -          406            -           104        1,747         466
        Contract units redeemed                    -            -            -            -             -            -           -
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
      Unit balance at 12/31/98                   944            -          505           78           114        2,082         772

        Cova units purchased                       -           10            -            -             -            -           -
        Cova units redeemed                      (12)         (10)           -            -             -            -           -
        Contract units purchased                   -            -        2,750          476           405        3,256         256
        Contract units transferred, net        8,517       10,713        1,523           69             2        1,626       2,395
        Contract units redeemed                   (1)         (40)          (1)           -             -            -           -
                                         ------------  -----------  -----------  -----------  ------------  -----------  ----------
      Unit balance at 12/31/99                 9,448       10,673        4,777          623           521        6,964       3,423
                                         ============  ===========  ===========  ===========  ============  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                       American Century                        Dreyfus                    INVESCO
                                          -------------------------------------- --------------------------------------  -----------

                                          VP Income                                              VIF           VIF
                                              &            VP            VP        Stock      Disciplined    Capital        VIF
                                            Growth     International   Value       Index        Stock      Appreciation   Dynamics
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
Accumulation units:
      Unit balance at 12/31/97                     -             -            -           -            -             -            -

        Cova units purchased                       -             -            -           -            -             -            -
        Cova units redeemed                        -             -            -           -            -             -            -
        Contract units purchased                   -             -            -           -            -             -            -
        Contract units transferred, net            -             -            -           -            -             -            -
        Contract units redeemed                    -             -            -           -            -             -            -
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
      Unit balance at 12/31/98                     -             -            -           -            -             -            -

        Cova units purchased                      10            10           10          10           10            10           10
        Cova units redeemed                        -             -            -           -            -             -            -
        Contract units purchased               1,007             -          536           -            -             -        1,941
        Contract units transferred, net            -             -            -           -            -             -            -
        Contract units redeemed                    -             -            -           -            -             -            -
                                          -----------  ------------  ----------- -----------  -----------  ------------  -----------
      Unit balance at 12/31/99                 1,017            10          546          10           10            10        1,951
                                          ===========  ============  =========== ===========  ===========  ============  ===========

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                            INVESCO                                 PIMCO                      Scudder
                                           -----------  ---------------------------------------------------  ------------

                                              VIF          High         Low       StocksPLUS      Total
                                              High        Yield       Duration     Growth &       Return
                                             Yield         Bond         Bond        Income         Bond      International
                                           -----------  -----------  ----------- -------------  -----------  ------------
Accumulation units:
      Unit balance at 12/31/97                      -            -            -             -            -             -

        Cova units purchased                        -            -            -             -            -             -
        Cova units redeemed                         -            -            -             -            -             -
        Contract units purchased                    -            -            -             -            -             -
        Contract units transferred, net             -            -            -             -            -             -
        Contract units redeemed                     -            -            -             -            -             -
                                           -----------  -----------  ----------- -------------  -----------  ------------
      Unit balance at 12/31/98                      -            -            -             -            -             -

        Cova units purchased                       10           10           10            10           10            10
        Cova units redeemed                         -            -            -             -            -             -
        Contract units purchased                  986            -            -             -        1,515           614
        Contract units transferred, net             -            -            -             -            -             -
        Contract units redeemed                     -            -            -             -            -             -
                                           -----------  -----------  ----------- -------------  -----------  ------------
      Unit balance at 12/31/99                    996           10           10            10        1,525           624
                                           ===========  ===========  =========== =============  ===========  ============







                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.





                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

a.   FINANCIAL STATEMENTS

The following financial statements of the Separate Account are included in Part B hereof:

     1.   Statement of Assets and Liabilities as of June 30, 2000.

     2. Statement of Income for the period ended June 30, 2000 and for the year ended December 31, 1999.

     3. Statement of Changes in Net Assets for the period ended June 30, 2000 and for the year ended December 31, 1999.

     4.   Notes to Financial Statements - June 30, 2000.

     5.   Independent Auditors' Report.

     6.   Statement of Assets and Liabilities as of December 31, 1999.

     7.   Statement of Operations for the year ended December 31, 1999.

     8. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.

     9.   Notes to Financial Statements - December 31, 1999 and 1998.

The following financial statements of the Company are included in Part B hereof:

     1.   Independent Auditors' Report.

     2.   Balance Sheets as of December 31, 1999 and 1998.

     3. Statements of Income for the years ended December 31, 1999, 1998, and 1997.

     4. Statements of Shareholder's Equity for the Years Ended December 31, 1999, 1998, and 1997.

     5. Statements of Cash Flows for the Years Ended December 31, 1999, 1998, and 1997.

     6.   Notes to Financial Statements - December 31, 1999, 1998, and 1997.

b.   EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account+++

     2.  Not Applicable

     3.  (i)  Form of Principal Underwriter's Agreement +
         (ii) Form of Selling Agreement +

     4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract**
        (ii)  Death Benefit Rider**
        (iii) Rider - Nursing Home Waiver**
        (iv)  Death Benefit Endorsements***
        (v)   Charitable Remainder Trust Endorsement***

     5.  Application for Variable Annuity +

     6.  (i)  Copy of Articles of Incorporation of the Company +
        (ii)  Copy of the Bylaws of the Company +

     7.  Not Applicable

     8.(i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Insurance Company and Massachusetts Financial Services Company +

        (ii) Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. +

        (iii) Form of Fund Participation Agreement among Oppenheimer Variable

              Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company++

        (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Life Insurance Company++

        (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

        (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company++

       (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company++

       (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company++

        (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company++

        (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company***

        (xi) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.++++

        (xii) Form of Fund Participation Agreement - Dreyfus++++

        (xiii)Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.++++

        (xiv) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust++++

        (xv) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund++++

     9.  Opinion and Consent of Counsel++++

    10.  Consent of Independent Auditors

    11.  Not Applicable

    12.  Not Applicable

    13.  Calculation of Performance Information

    14.  Company Organizational Chart++++

    27.  Not Applicable

          ** incorporated by reference to Registrant's Form N-4 ,(File Nos. 333-34817 and 811-07060) electronically filed on September 2, 1997.

          *** incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-34817 and 811-07060) electronically filed on April 30, 1999.

          + Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

          ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on February 11, 1998.

        +++ Incorporated by reference to Cova Variable Life Account Five, Initial Registration Statement on Form S-6 (File No. 333-37559) electronically filed on October 9, 1997.

       ++++ Incorporated by reference to Post-Effective Amendment No. 7 (File Nos. 333-34817 and 811-07060) electronically filed on May 1, 2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR.

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
- --------------------------------  --------------------------------

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Mark E. Reynolds                  President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644





William P. Boscow                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Constance A. Doern                Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Philip A. Haley                   Executive Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer and Director
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
4700 Westown Parkway
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Richard A. Liddy                  Director
700 Market Street
St. Louis, MO 63101

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

John J. Myers                     Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President





One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President,
One Tower Lane, Suite 3000        General Counsel, Secretary
Oakbrook Terrace, IL 60181-4644   and Director

Joann T. Tanaka                   Senior Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Peter L. Witkewiz                 Vice President and
One Tower Lane, Suite 300         Controller and Director
Oakbrook Terrace, IL 60181-4644

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 7 on May 1, 2000 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of August 22, 2000 there were 119 Qualified Contract Owners and 417 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION.

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS.

(a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

Cova Variable  Annuity Account One
First Cova Variable  Annuity Account One
Cova Variable Life Account One
Cova Variable Life Account Five
Cova Variable  Annuity Account Four
General  American  Separate Account  Twenty-Eight
General American Separate Account Twenty-Nine
Security Equity Separate Account 26
Security Equity Separate Account 27

(b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181- 4644.

(b)  Name and Principal  Positions and Offices
      Business Address   with Underwriter
- -----------------------  ---------------------------


Patricia E. Gubbe        President, Chief Compliance
                         Officer and Director

Shari Ruecker            Vice President

Mark E. Reynolds         Treasurer and Director

James W. Koeger          Assistant Treasurer

John J. Myers            Vice President

Bernard J. Spaulding     Secretary

Peter L. Witkewiz        Vice President, Controller
                         and Director

(c)  Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 22nd day of August, 2000.

                                  COVA VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                             By:  COVA FINANCIAL LIFE INSURANCE COMPANY


                             By: /s/MARK E. REYNOLDS
                                 -----------------------------------------
                                    President


                                  COVA FINANCIAL LIFE INSURANCE COMPANY
                                    Depositor


                             By: /s/MARK E. REYNOLDS
                                  -----------------------------------------
                                    President




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.







/s/JAMES A. SHEPHERDSON III                           8/21/00
-------------------------  Chairman of the Board      ------
James A. Shepherdson III  and Director                Date



/s/MARK E. REYNOLDS       President and Director       8/22/00
-----------------------                               ------
Mark E. Reynolds                                       Date



/s/GREGORY P. BRAKOVICH                                8/18/00
-------------------------  Director                   ------
Gregory P. Brakovich                                   Date


/s/J. ROBERT HOPSON        Director                   8/17/00
------------------------                              ------
J. Robert Hopson                                       Date




/s/E. THOMAS HUGHES, JR.  Treasurer and Director      8/21/00
------------------------                              ------
E. Thomas Hughes, Jr.                                  Date




-----------------------   Director                    ------
Richard A. Liddy                                       Date


/s/MATTHEW P. MCCAULEY    Director                    8/21/00
------------------------                              ------
Matthew P. McCauley                                    Date



------------------------  Director                    ------
Bernard J. Spaulding                                   Date


/s/J. TERRI TANAKA                                    8/17/00
------------------------  Director                    ------
J. Terri Tanaka                                        Date






/s/PETER L. WITKEWIZ                                  8/17/00
------------------------ Controller and Director      ------
Peter L. Witkewiz                                      Date







                                INDEX TO EXHIBITS

                                       TO

              POST-EFFECTIVE AMENDMENT NO. 8 (FILE NO. 333-34817)

                                       TO

                                   FORM N-4

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

EXHIBIT NO.                                                     PAGE NO.

EX-99.B10     Consent of Independent Auditors

EX-99.B13     Calculation of Performance Information